UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3373

                                 WESTCORE TRUST
                                 --------------
               (Exact name of registrant as specified in charter)


                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Erin E. Douglas, Secretary
                                 Westcore Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                             ----------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                     Date of reporting period: May 31, 2004
                                               ------------

Item 1 - Reports to Stockholders

     The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

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[WESTCORE FUNDS LOGO]            Annual Report
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                                 [LOGO]

                                 May 31, 2004

                                 WESTCORE EQUITY FUNDS
                                 Westcore MIDCO Growth Fund
                                 Westcore Growth Fund
                                 Westcore Select Fund
                                 Westcore International Frontier Fund
                                 Westcore Blue Chip Fund
                                 Westcore Mid-Cap Opportunity Fund
                                 Westcore Small-Cap Opportunity Fund

                                 WESTCORE BOND FUNDS
                                 Westcore Flexible Income Fund
                                 Westcore Plus Bond Fund
                                 Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.

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                           Annual Report May 31, 2004                     [LOGO]
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                                Table of Contents
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SHAREHOLDER LETTER ...............................................   2

AVERAGE ANNUAL TOTAL RETURNS .....................................   6

MORNINGSTAR RATINGS ..............................................   9

LIPPER LEADERS ...................................................  10

IMPORTANT DISCLAIMERS ............................................  13

MANAGER'S OVERVIEW ...............................................  16

     Westcore MIDCO Growth Fund ..................................  16

     Westcore Growth Fund ........................................  20

     Westcore Select Fund ........................................  24

     Westcore International Frontier Fund ........................  28

     Westcore Blue Chip Fund .....................................  32

     Westcore Mid-Cap Opportunity Fund ...........................  36

     Westcore Small-Cap Opportunity Fund .........................  40

     Westcore Flexible Income Fund ...............................  44

     Westcore Plus Bond Fund .....................................  48

     Westcore Colorado Tax-Exempt Fund ...........................  52

TRUSTEES AND OFFICERS ............................................  56

FINANCIAL STATEMENTS .............................................  59

     Statements of Investments ...................................  60

     Statements of Assets and Liabilities ........................ 111

     Statements of Operations .................................... 115

     Statements of Changes in Net Assets ......................... 119

     Financial Highlights ........................................ 130

     Notes to Financial Statements ............................... 150

SHAREHOLDER TAX INFORMATION (UNAUDITED) .......................... 164

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .......... 165

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                   1
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                               Shareholder Letter
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     DEAR FELLOW SHAREHOLDERS:

     Given our recent strong growth in assets under management and shareholder accounts, we would like to begin by welcoming the many new investors who are receiving this report for the first time. As longstanding Westcore shareholders have come to know, we are honored that you have entrusted your money to us. It is a responsibility we take most seriously, given that many investment professionals serving Westcore Funds invest a sizable portion of their long-term savings alongside yours. In doing so, we believe we are keeping our collective interests aligned and focused on growing each of our savings in the most prudent way possible.

     For the benefit of our new shareholders, we would like to take a moment to review our common sense, fundamental-based investment strategy. In essence, we buy securities as if we were buying the entire company. While short-term swings may suggest otherwise, we believe businesses with strong profits and returns on capital are those that will most likely appreciate over time. Now and then, market fads will drive prices ahead of profits, as was the case during the technology bubble of the late 1990s. However, these periods of speculative excess are typically short lived and best avoided. Likewise, we are equally committed to avoiding the emotional stranglehold that characterized the most recent bear market, in which business fundamentals were not nearly as dreadful as stock prices may have indicated.

     To that end, we rely on our analytical teams whose job it is to continuously research hundreds of companies, looking for those with the best prospects of achieving both robust and sustainable long-term earnings. We then layer a valuation discipline over these strict fundamentals to ensure that we are not overpaying for the projected future cash flows a company may generate. By following this process across our entire fund family, our goal is to consistently outperform the respective benchmarks and peers over a cumulative five-year period.

CONSTRUCTIVE TRENDS CONTINUE

     We continue to maintain a constructive view on the economy and the markets, albeit slightly more subdued given the expansion of valuation multiples during the

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2                          Annual Report May 31, 2004                     [LOGO]

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                               Shareholder Letter
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past year. Corporate profits remain at all-time highs and continue to grow at a better-than-forecast clip due to impressive post-recession cost cutting. Cash flows and returns on capital are also strong and expected to stay that way. Of particular note, interest rates are likely to reverse their extended decline, but with increases so widely anticipated, we believe investors have already priced them into the equation.

     The Westcore Funds have been visible beneficiaries of our early identification of these and other favorable trends. In the fiscal year since our last annual report, our large-cap growth and large-cap value funds, as well as our mid-cap value and small-cap value funds, all outpaced their respective benchmark index. Meanwhile, our taxable bond funds produced positive, benchmark-beating returns amid a difficult environment. All told, seven out of ten Westcore funds outperformed their benchmark index for the year, helping to offset a portion of the losses realized during the prolonged bear market.

     The real test, however, is in our longer-term, five-year results and we continue to be very proud of these returns as well. Of the eight Westcore funds that have been in existence for the entire five-year period, seven have outperformed their benchmark indexes, while six of those seven have also outperformed their peer groups*. During one of the most challenging periods in the careers of most professional investors, I am happy to report that our investment team held fast and prevailed in this way.

INDEPENDENT RATING SERVICES RECOGNIZE WESTCORE

     We are pleased to report that all ten Westcore funds earned an Overall Morningstar Rating(TM) of 3 or more stars for risk-adjusted performance as of May 31, 2004. Westcore Flexible Income Fund and Westcore Plus Bond Fund each received a 5-Star Overall Morningstar Rating(TM) while Westcore Growth Fund earned a 4-Star Overall Morningstar Rating(TM). Furthermore, as of May 31, 2004, seven Westcore funds were awarded Lipper Leader designations. Please see the tables on pages 9 through 12 for more detailed information and pages 13 through 15 for important disclosures regarding these independent ratings and designations. Overall Fund Family performance can be viewed on pages 6 and 7.

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                   3

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                               Shareholder Letter
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JOINING FORCES IN STRENGTH

     Denver Investment Advisers LLC, adviser to the Westcore Funds, recently announced its intent to join forces with Tempest Investment Counselors, Inc., adviser to the Aristata Funds. Assuming Aristata shareholder approval, we expect to merge the Aristata funds into corresponding Westcore funds later this year. Westcore assets would grow by approximately 10%, which should help to lower operating costs in the face of increased regulation, while also strengthening our professional staff in several key portfolio management areas.

INDUSTRY SCANDALS

     Despite what you may have read in the press, mutual fund regulators are working overtime to see that all fund families are protecting shareholder interests. At least a dozen prominent firms have been named as having violated late trading rules or excessive trading ethics. We discourage these types of activities and actually began imposing strict restrictions on them as far back as 2000, including a 2% short-term redemption fee, international fair value pricing policies and stringent employee trading rules. Both Westcore and Aristata are proud to have been unscathed by this scandal, and we want to assure all long-term Westcore shareholders that we will continue to put their interests above all else.

AN UNWAVERING COMMITMENT

     We invite you to read the following fund profiles and manager commentaries, and hope that you will find our insights informative. We offer a wide range of asset classes and investment styles, accommodating virtually every risk profile. Whatever your needs, all Westcore Funds are guided by an unwavering commitment to sound fundamental research and strong security selection. For that reason, we encourage you to review your current portfolio with respect to risk tolerance and time horizon, and hope that you will consider other Westcore Funds where appropriate.

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4                          Annual Report May 31, 2004                     [LOGO]

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                               Shareholder Letter
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     In closing, we thank you for the trust you've placed in Westcore Funds. If you have any questions or comments, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. We look forward to your continued support as a long-term shareholder alongside our own personal investments within the Westcore Funds.

                                     [PHOTO]
                                Jack D. Henderson
                                    CHAIRMAN

                                     [PHOTO]
                              Jeffrey D. Adams, CFA
                                    PRESIDENT

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

*A significant portion of the Westcore Growth and Mid-Cap Opportunity Funds' 5-year average annual returns were attributable to investments in Initial Public Offerings, additional information on which is contained in each Fund's report. It is possible that such performance may not be repeated in the future.

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                   5

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                          Average Annual Total Returns
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04
--------------------------------------------------------------------------------

                                                                                SINCE INCEP.
                                        1-YEAR    3-YEAR     5-YEAR   10-YEAR      8/1/86
WESTCORE MIDCO
GROWTH FUND                              19.33%     4.38%     5.61%    10.51%      12.47%
Russell Midcap Growth Index              27.13%    (0.27%)    1.54%    10.22%      11.13%
Lipper Mid-Cap Growth Index              22.13%    (3.65%)    1.27%     9.41%      10.14%
------------------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR     5-YEAR   10-YEAR      6/1/88
WESTCORE GROWTH FUND                     19.03%    (2.90%)    4.61%     9.76%       10.11%
S&P 500 Index                            18.33%    (2.13%)   (1.52%)   11.34%       12.06%
Russell 1000 Growth Index                18.04%    (4.88%)   (5.44%)    9.65%       11.21%
Lipper Multi-Cap Core Index              19.86%    (1.11%)    0.66%    10.05%       10.09%
------------------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR      10/1/99
WESTCORE SELECT FUND                     21.14%    (3.44%)    NA         NA         18.81%
S&P 500 Index                            18.33%    (2.13%)    NA         NA         (1.40%)
Russell Midcap Growth Index              27.13%    (0.27%)    NA         NA          1.30%
Lipper Multi-Cap Core Index              19.86%    (1.11%)    NA         NA          1.08%
------------------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR      12/15/99
WESTCORE INTERNATIONAL
FRONTIER FUND                            35.16%     3.11%     NA         NA         0.71%
MSCI EAFE Small-Cap Index                50.06%    11.41%     NA         NA         5.99%
Lipper International Small-Cap Index     45.14%     9.87%     NA         NA         1.53%
------------------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR     5-YEAR   10-YEAR      6/1/88
WESTCORE BLUE CHIP FUND                  18.83%    (2.72%)    0.06%    10.41%      10.35%
S&P 500 Index                            18.33%    (2.13%)   (1.52%)   11.34%      12.06%
Lipper Multi-Cap Core Index              19.86%    (1.11%)    0.66%    10.05%      10.09%
------------------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR      10/1/98
WESTCORE MID-CAP
OPPORTUNITY FUND                         27.87%     2.74%    11.53%      NA         12.06%
Russell Midcap Index                     27.19%     5.14%     6.67%      NA         10.31%
Lipper Mid-Cap Value Index               28.87%     7.81%     9.38%      NA         11.63%
------------------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR     12/28/93
WESTCORE SMALL-CAP
OPPORTUNITY FUND                         35.11%     7.81%    10.23%    11.41%       10.92%
Russell 2000 Index                       30.28%     5.98%     6.70%    10.09%        9.33%
Lipper Small-Cap Core Index              30.29%     6.81%    10.17%    11.64%       11.00%

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6                          Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04 (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR      6/1/88
WESTCORE FLEXIBLE
INCOME FUND*                             13.57%     8.49%     7.54%     8.19%        9.00%
Lehman Brothers U.S. Corporate High
Yield Ba Index                            8.88%     6.65%     6.76%     8.57%        9.27%
Lehman Brothers Aggregate Bond Index     (0.44%)    6.29%     6.76%     7.30%        8.15%
Westcore Flexible Income Fund
Custom Index**                            8.88%     6.65%     7.05%     8.40%        9.42%
Lipper High Current Yield Index          12.11%     5.75%     2.14%     5.48%        7.20%

---------------------------------------------------------------------------------------------
                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR      6/1/88
WESTCORE PLUS BOND FUND                   5.52%     7.40%     7.27%     6.93%        7.38%
Lehman Brothers Aggregate Bond Index     (0.44%)    6.29%     6.76%     7.30%        8.15%
Lipper Intermediate Investment
Grade Debt Index                          0.08%     6.02%     6.36%     6.77%        7.36%

---------------------------------------------------------------------------------------------
                                                                                 SINCE INCEP.
                                        1-YEAR    3-YEAR    5-YEAR    10-YEAR      6/1/91
WESTCORE COLORADO
TAX-EXEMPT FUND                          (0.59%)    4.46%     4.45%     5.09%        5.58%
Lehman Brothers 10-Year
Municipal Bond Index                     (0.39%)    5.64%     5.64%     6.39%        6.87%
Lipper Intermediate
Municipal Debt Index                     (0.45%)    4.62%     4.62%     5.19%        5.62%
---------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. TO OBTAIN CURRENT PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE CALL 1-800-392-CORE (2673) OR VISIT US ONLINE AT WWW.WESTCORE.COM. AVERAGE ANNUAL TOTAL RETURNS AND YIELD FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS AND EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, TOTAL RETURN AND YIELD FIGURES WOULD HAVE BEEN LOWER. TOTAL RETURN AND YIELD FIGURES REPRESENT PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

* Westcore Flexible Income Fund's benchmark index was changed from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers U.S. Corporate High Yield Ba Index for performance comparison purposes because the Adviser believes that the Lehman Brothers U.S. Corporate High Yield Ba Index more appropriately matches the current investment style of the Fund.

** Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 5/31/04 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Please see important footnotes on page 8.

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                   7

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

WESTCORE GROWTH, INTERNATIONAL FRONTIER, SELECT, AND MID-CAP OPPORTUNITY FUNDS:
These Funds participate in the Initial Public Offering ("IPO") market, and a significant portion of the Funds' returns have been attributable to its investment in IPOs, which in turn have had a magnified impact due to the Funds' relatively small asset base. As the Funds' assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

WESTCORE INTERNATIONAL FRONTIER AND SMALL-CAP OPPORTUNITY FUNDS:
Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

WESTCORE SELECT FUND:
Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

WESTCORE INTERNATIONAL FRONTIER FUND:
Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

WESTCORE FLEXIBLE INCOME AND PLUS BOND FUNDS:
These Funds are subject to additional risk in that they may invest in high-yield/high-risk bonds and are subject to greater levels of liquidity risk. In addition, these Funds' exposure to foreign markets can regularly effect the net asset value (NAV) and total return of these Funds due to foreign risk.

WESTCORE COLORADO TAX-EXEMPT FUND:
This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

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8                          Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Morningstar Ratings
--------------------------------------------------------------------------------

MORNINGSTAR RATINGS(TM) AS OF 5/31/04

----------------------------------------------------------------------------------------------------
Fund                          Overall             3-Year               5-Year           10-Year
----------------------------------------------------------------------------------------------------
WESTCORE MIDCO                  ***                *****                ***                ***
GROWTH FUND                  out of 607          out of 607          out of 402        out of 139
                              Mid-Cap             Mid-Cap             Mid-Cap            Mid-Cap
                            Growth Funds        Growth Funds        Growth Funds      Growth Funds
----------------------------------------------------------------------------------------------------
WESTCORE GROWTH FUND            ****                ****               *****              ****
                             out of 998          out of 998          out of 655        out of 232
                               Large               Large               Large              Large
                            Growth Funds        Growth Funds        Growth Funds      Growth Funds
----------------------------------------------------------------------------------------------------
WESTCORE SELECT FUND            ***                 ***
                             out of 607          out of 607             N/A                N/A
                              Mid-Cap             Mid-Cap
                            Growth Funds        Growth Funds
----------------------------------------------------------------------------------------------------
WESTCORE INTERNATIONAL          ***                 ***
FRONTIER FUND                out of 77           out of 77              N/A                N/A
                           Foreign Small/      Foreign Small/
                          Mid Growth Funds    Mid Growth Funds
----------------------------------------------------------------------------------------------------
WESTCORE BLUE                   ***                  **                  **                ***
CHIP FUND                    out of 716          out of 716          out of 530        out of 201
                               Large               Large               Large              Large
                            Value Funds         Value Funds         Value Funds        Value Funds
----------------------------------------------------------------------------------------------------
WESTCORE MID-CAP                ***                  **                 ****
OPPORTUNITY FUND             out of 275          out of 275          out of 169            N/A
                              Mid-Cap             Mid-Cap             Mid-Cap
                            Blend Funds         Blend Funds         Blend Funds
----------------------------------------------------------------------------------------------------
WESTCORE SMALL-CAP              ***                 ***                 ***                ***
OPPORTUNITY FUND             out of 321          out of 321          out of 241         out of 64
                               Small               Small               Small              Small
                            Blend Funds         Blend Funds         Blend Funds        Blend Funds
----------------------------------------------------------------------------------------------------
WESTCORE FLEXIBLE              *****                ****               *****              *****
INCOME FUND                  out of 341          out of 341          out of 270         out of 81
                             High Yield          High Yield          High Yield        High Yield
                             Bond Funds          Bond Funds          Bond Funds        Bond Funds
----------------------------------------------------------------------------------------------------
WESTCORE PLUS                  *****               *****               *****              ****
BOND FUND                    out of 676          out of 676          out of 524        out of 236
                           Intermediate-       Intermediate-       Intermediate-      Intermediate-
                             Term Bond           Term Bond           Term Bond          Term Bond
                               Funds               Funds               Funds              Funds
----------------------------------------------------------------------------------------------------
WESTCORE COLORADO               ***                 ***                 ***                **
TAX-EXEMPT FUND           out of 221 Muni     out of 221 Muni     out of 194 Muni    out of 109 Muni
                            Single State        Single State        Single State      Single State
                            Interm Funds        Interm Funds        Interm Funds      Interm Funds
----------------------------------------------------------------------------------------------------

(C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/04. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

See complete disclaimers beginning on page 13.

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                   9

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                                 LIPPER LEADERS
--------------------------------------------------------------------------------

LIPPER LEADERS FOR CONSISTENT RETURN FOR THE THREE-YEARS
ENDED 5/31/04:
--------------------------------------------------------------------------------

[GRAPHIC]

WESTCORE FLEXIBLE INCOME FUND
LIPPER LEADER FOR CONSISTENT RETURN out of 332 High Current Yield Fixed Income Funds for the three-year period

WESTCORE PLUS BOND FUND
LIPPER LEADER FOR CONSISTENT RETURN out of 333 Intermediate Investment Grade Fixed Income Funds for the three-year period

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 5/31/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

LIPPER LEADERS FOR TOTAL RETURN FOR THE THREE-YEARS
ENDED 5/31/04:
--------------------------------------------------------------------------------

[GRAPHIC]

WESTCORE MIDCO GROWTH FUND
LIPPER LEADER FOR TOTAL RETURN out of 403 Mid-Cap Growth Equity Funds for the three-year period

WESTCORE FLEXIBLE INCOME FUND
LIPPER LEADER FOR TOTAL RETURN out of 338 High Current Yield Fixed Income Funds for the three-year period

WESTCORE PLUS BOND FUND
LIPPER LEADER FOR TOTAL RETURN out of 342 Intermediate Investment Grade Fixed Income Funds for the three-year period

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 5/31/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

--------------------------------------------------------------------------------
10                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                                 Lipper Leaders
--------------------------------------------------------------------------------

LIPPER LEADERS FOR EXPENSE FOR THE THREE-YEARS
ENDED 5/31/04:
--------------------------------------------------------------------------------

[GRAPHIC]

WESTCORE MIDCO GROWTH FUND
LIPPER LEADER FOR EXPENSE out of 154 Mid-Cap Growth Equity Funds for the three-year period

WESTCORE PLUS BOND FUND
LIPPER LEADER FOR EXPENSE out of 132 Intermediate Investment Grade Fixed Income Funds for the three-year period

WESTCORE INTERNATIONAL FRONTIER FUND
LIPPER LEADER FOR EXPENSE out of 25 International Small-Cap Equity Funds for the three-year period

WESTCORE COLORADO TAX-EXEMPT FUND
LIPPER LEADER FOR EXPENSE out of 382 Single State Intermediate Municipal Fixed Income Funds for the three-year period

WESTCORE FLEXIBLE INCOME FUND
LIPPER LEADER FOR EXPENSE out of 110 High Current Yield Fixed Income Funds for the three-year period

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 5/31/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

LIPPER LEADERS FOR PRESERVATION FOR THE THREE-YEARS
ENDED 5/31/04:
--------------------------------------------------------------------------------

[GRAPHIC]

WESTCORE PLUS BOND FUND

LIPPER LEADER FOR PRESERVATION out of 3,866 Fixed Income Funds for the three-year period

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 5/31/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

--------------------------------------------------------------------------------
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

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                                 Lipper Leaders
--------------------------------------------------------------------------------

LIPPER LEADERS FOR TAX EFFICIENCY FOR THE THREE-YEARS
ENDED 5/31/04:
--------------------------------------------------------------------------------

[GRAPHIC]

WESTCORE SELECT FUND
LIPPER LEADER FOR TAX EFFICIENCY out of 451 Multi-Cap Core Equity Funds for the three-year period

WESTCORE COLORADO TAX-EXEMPT FUND
LIPPER LEADER FOR TAX EFFICIENCY out of 100 Oher States Intermediate Municipal Fixed Income Funds for the three-year period

WESTCORE SMALL-CAP OPPORTUNITY FUND
LIPPER LEADER FOR TAX EFFICIENCY out of 421 Small-Cap Core Equity Funds for the three-year period

WESTCORE FLEXIBLE INCOME FUND
LIPPER LEADER FOR TAX EFFICIENCY out of 338 High Current Yield Fixed Income Funds for the three-year period

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 5/31/04. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2004, Reuters, All Rights Reserved.

--------------------------------------------------------------------------------
12                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                              Important Disclaimers
--------------------------------------------------------------------------------

     PLEASE SEE THE AVERAGE ANNUAL TOTAL RETURNS CHART BEGINNING ON PAGE 6 FOR COMPLETE PERFORMANCE.

MORNINGSTAR RATINGS
--------------------------------------------------------------------------------

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/04 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating' based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 607 funds in the last three years, 402 funds in the last five years, and 139 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 5 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 998 funds in the last three years, 655 funds in the last five years, and 232 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 4 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 607 funds in the last three years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 3 stars for the three-year period. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods:
77 funds in the last three years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 3 stars for the three-year period. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Value funds over the following time periods: 716 funds in the last three years, 530 funds in the last five years, and 201 funds in the last ten years. With respect to these Large Value funds, Westcore Blue Chip Fund received a Morningstar Rating of 2 stars, 2 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 275 funds in the last three years, and 169 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Opportunity Fund received a Morningstar Rating of 2 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 321 funds in the last three years, 241 funds in the last five years, and 64 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 341 funds in the last three years, 270 funds in the last five years, and 81 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 4 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

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                              Important Disclaimers
--------------------------------------------------------------------------------

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 676 funds in the last three years, 524 funds in the last five years, and 236 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Muni Single State Interm funds over the following time periods:
221 funds in the last three years, 194 funds in the last five years, and 109 funds in the last ten years. With respect to these Muni Single State Interm funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

LIPPER LEADERS FOR CONSISTENT RETURN
--------------------------------------------------------------------------------

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 332 funds in the last three years, 262 funds in the last five years, 66 funds in the last ten years and 334 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader, 2, 2, and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 333 funds in the last three years, 240 funds in the last five years, 81 funds in the last ten years and 333 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

LIPPER LEADERS FOR TOTAL RETURN
--------------------------------------------------------------------------------

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 403 funds in the last three years, 258 funds in the last five years, 94 funds in the last ten years and 403 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Total Return rating of Lipper Leader, 2, 2, and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 338 funds in the last three years, 269 funds in the last five years, 81 funds in the last ten years and 338 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 342 funds in the last three years, 252 funds in the last five years, 114 funds in the last ten years and 342 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader, Lipper Leader, 2, and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

LIPPER LEADERS FOR EXPENSE
--------------------------------------------------------------------------------

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 154 funds in the last three years, 109 funds in the last five years, 53 funds in the last ten years and 154 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Expense rating of Lipper Leader, Lipper Leader, 2, and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

--------------------------------------------------------------------------------
14                         Annual Report May 31, 2004                      LOGO]

--------------------------------------------------------------------------------
                              Important Disclaimers
--------------------------------------------------------------------------------

Westcore International Frontier Fund was rated among the following number of International Small-Cap Equity Funds for the following time periods: 25 funds in the last three years and 25 funds in the overall period. With respect to these International Small-Cap Equity Funds, Westcore International Frontier Fund received an Expense rating of Lipper Leader for the three-year and overall periods.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 110 funds in the last three years, 93 funds in the last five years, 41 funds in the last ten years and 110 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader, Lipper Leader, 2, and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 132 funds in the last three years, 103 funds in the last five years, 68 funds in the last ten years and 132 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 382 funds in the last three years, 359 funds in the last five years, 299 funds in the last ten years and 382 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Single State Category is a culmination of multiple single state categories.

LIPPER LEADERS FOR PRESERVATION
--------------------------------------------------------------------------------

Westcore Plus Bond Fund was rated among the following number of Fixed Income Funds for the following time periods: 3,866 funds in the last three years, 3,271 funds in the last five years, 1,727 funds in the last ten years and 3,866 funds in the overall period. With respect to these Fixed Income Funds, Westcore Plus Bond Fund received a Preservation rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

LIPPER LEADERS FOR TAX EFFICIENCY
--------------------------------------------------------------------------------

Westcore Select Fund was rated among the following number of Multi-Cap Core Equity Funds for the following time periods: 451 funds in the last three years and 451 funds in the overall period. With respect to these Multi-Cap Core Equity Funds, Westcore Select Fund received a Tax Efficiency rating of Lipper Leader for the three-year and overall periods.

Westcore Small-Cap Opportunity Fund was rated among the following number of Small-Cap Core Equity Funds for the following time periods: 421 funds in the last three years, 302 funds in the last five years, 87 funds in the last ten years and 421 funds in the overall period. With respect to these Small-Cap Core Equity Funds, Westcore Small-Cap Opportunity Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 338 funds in the last three years, 269 funds in the last five years, 81 funds in the last ten years and 338 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods:
100 funds in the last three years, 85 funds in the last five years, 53 funds in the last ten years and 100 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  15

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE MIDCO GROWTH FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MEDIUM-SIZED GROWTH COMPANIES.

                                    [PHOTO]
                              Todger Anderson, CFA
                             LEAD PORTFOLIO MANAGER

                                    [PHOTO]
                            William S. Chester, CFA
                              Co-Portfolio Manager

     Our portfolio earned 19.33% for the fiscal year ended May 31, 2004. This was a satisfactory absolute rate of return, but it was disappointing compared to our benchmark, the Russell Midcap Growth Index, which was up 27.13% and our peer group the Lipper Mid-Cap Growth Index, which returned 22.13%. Before we are critical of ourselves for this "disappointing" year, a review of longer-term performance is appropriate. For the three-year period ended May of '04, our portfolio compounded at a 4.38% rate compared to the Russell Midcap Growth Index rate of -0.27%; the five-year numbers are 5.61% versus 1.54%, and the since-inception (almost 18 years ago) numbers are 12.47% versus 11.13%. It is our belief that these longer-term numbers indicate a job well done even though we lagged our benchmark in 7 of the 18 years.

     A more detailed review of our portfolio indicates our underperformance was primarily in the technology and healthcare sectors. In both sectors we had stocks that did well--and those that were disappointing. As is the case from time to time, we simply did not have enough exposure to those doing well. In technology our best stocks were Macromedia Inc, AutoDesk Inc. and Symantec Corp. while our disappointing holdings included McData Corp., Level 3 Communications Inc. and Ciena Corp. In healthcare our best stocks were Biogen IDEC Inc.,

--------------------------------------------------------------------------------
16                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

Omnicare Inc. and DaVita Inc., and our most disappointing healthcare stock was Biovail Corp.

"Acquisitions are very unpredictable, but historically they have contributed to our performance.

     There are three sectors of the portfolio that each account for more than 20% of the portfolio. They are technology, healthcare and consumer cyclical. As you have heard, performance lagged a bit in technology and healthcare, but we added value to the portfolio in the consumer cyclical sector. Our performance was driven by XM Satellite Radio Holdings Inc. and Royal Caribbean Cruises Ltd.

     There are two recent changes in the portfolio you may find interesting. The first is a reduction in the healthcare services weighting as we started to lighten up our very rewarding investment in Omnicare Inc. towards the end of the fiscal year. We began investing the proceeds in a number of healthcare product companies, which include OSI Pharmaceuticals Inc., Endo Pharmaceuticals Holdings Inc. and Beckman Coulter Inc. The second is the elimination of weak technology stocks BEA Systems Inc. and McData Corp. from the portfolio during the second half of the fiscal year.

     We have recently been the beneficiaries of two buyouts. In May, it was announced that Advanced Fibre Communications was acquired by Tellabs Inc, and in June, SouthTrust Corp. was acquired by Wachovia Corp. Acquisitions are very unpredictable, but historically they have contributed to our performance.

     As always, there are many more issues that will affect the market over the next twelve months. We believe Bush will probably win re-election, but it will be close. Twelve months from now U.S. spending in Iraq should begin to decline helping the U.S. deficit. The dollar may strengthen a little bit in the year ahead, but inflation will remain a concern for investors. Saudi Arabia is a powder keg, and the ramifications of a revolution are unknown. These and other issues will make investing exciting in the year ahead. There are always issues that bother investors, but our investment team will be focused on looking at companies one at a time to find sound investments for our portfolio. [LOGO].

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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  17

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE MIDCO GROWTH FUND (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE MIDCO GROWTH FUND, RUSSELL MIDCAP GROWTH INDEX AND LIPPER MID-CAP GROWTH INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Westcore        Russell         Lipper
        MIDCO           Midcap          Mid-Cap
        Growth          Growth          Growth
        Fund            Index           Index
8/86    10000           10000           10000
5/87    12200           12106           12178
5/88    10614           11097           10709
5/89    13635           13673           13100
5/90    15725           15717           14694
5/91    20512           18469           16772
5/92    23404           20191           18682
5/93    27626           23342           21658
5/94    29938           24796           22760
5/95    32947           28694           26914
5/96    45671           38231           41273
5/97    48078           42425           38800
5/98    55338           52582           46153
5/99    61939           60807           52859
5/00    84008           87391           77100
5/01    71567           66173           62953
5/02    69649           54864           51331
5/03    68207           51627           46101
5/04    81391           65633           56303

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 8/1/86. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
18                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  2.65% BIOGEN IDEC INC. (BIIB) - Develops, manufactures and commercializes novel therapies focusing on oncology and immunology

  2.18% CONSTELLATION BRANDS INC. (STZ) - Produces and markets beverage alcohol in North America, Europe and Australia including such brands as Corona and Inglenook

  2.18% UTSTARCOM INC. (UTSI) - Provides communications equipment for service providers that operate wireless and wireline networks

  2.12% JACOBS ENGINEERING GROUP INC. (JEC) - Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients

  2.10% SOUTHTRUST CORP. (SOTR) - Provides a full range of banking services in Southeast U.S.

  2.06% APACHE CORP. (APA) - Explores for and produces natural gas, crude oil and natural gas liquids

  2.06% OMNICARE INC. (OCR) - Provides professional pharmacy-related consulting and data management services

  1.99% ST. JUDE MEDICAL INC. (STJ) - Develops, manufactures and distributes medical devices for the worldwide cardiovascular market

  1.93% MACROMEDIA INC. (MACR) - Develops, markets and supports software products and technologies for the Web

  1.92% ROSS STORES INC. (ROST) - Operates a national chain of off-price retail apparel stores

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.19%
--------------------------------------------------------------------------------
Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CAPITAL GOODS                                2.12%
TECHNOLOGY                                  22.15%
CONSUMER CYCLICAL                           22.75%
HEALTHCARE                                  26.38%
CREDIT SENSITIVE                             7.97%
SERVICES                                     8.09%
ENERGY                                       4.78%
CONSUMER STAPLES                             4.72%
SHORT-TERM INVESTMENTS AND NET OTHER ASSETS  1.04%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  19

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE GROWTH FUND

FUND OBJECTIVE: LONG-TERM TOTAL RETURN BY INVESTING IN EQUITY SECURITIES SELECTED FOR THEIR GROWTH POTENTIAL AND INCOME-PRODUCING ABILITIES.

                                     [PHOTO]
                             Ross G. Moscatelli, CFA
                              CO-PORTFOLIO MANAGER

                                     [PHOTO]
                             Victoria K. Cunningham
                              CO-PORTFOLIO MANAGER

     After several difficult years, an improved investment landscape unfolded through most of the fiscal year as economic indicators confirmed that a broad-based recovery was taking root. This backdrop of economic strength proved fertile investing ground for the Westcore Growth Fund, which advanced 19.03% for the fiscal year ended May 31, 2004. While comparing favorably to the 18.33% return of its benchmark, the S&P 500 Index, the Fund narrowly underperformed the 19.86% return of its peer group, the Lipper Multi-Cap Core Index.

     Deconstructing the Fund's performance during the period reveals areas of both strength and weakness. Interestingly, much of the Fund's outperformance was attributable to individual stock selection rather than sector allocation decisions, strengthening our conviction for intensive fundamental research.

     Nevertheless, healthcare stood out as our strongest performing sector, with the Fund capturing significant upside from biotechnology firms Genentech Inc. and Biogen IDEC Inc. Dental products distributor Patterson Dental Co. and medical device maker Becton Dickinson & Co. likewise made significant contributions to performance, as did rural acute care hospital operator Community Health Systems Inc.

     After months of patience, a number of the Fund's capital goods companies also realized marked progress.

--------------------------------------------------------------------------------
20                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

Cummins Inc. translated a significant recovery in truck engine demand into robust earnings-per-share gains, similar to those enjoyed by industrial component manufacturer Parker Hannifin Corp. and aerospace/defense contractor General Dynamics Corp. Meanwhile, the same upswing in corporate capital expenditures drove notable improvement in the technology sector. Software companies such as Autodesk Inc. and Symantec Corp., and communications equipment supplier Harris Corp., all benefited from increased enterprise and government spending.

"It is our belief that as some of these geopolitical and economic issues move toward resolution, the market is likely to advance..."

     Conversely, several of our companies failed to add value over this period. While rising energy prices bolstered performance in our oil and gas exploration and production companies, we were a bit early in emphasizing drillers such as Noble Corp. and Nabors Industries Ltd. At the same time, some of our consumer cyclical holdings, including discount retailers Family Dollar Stores Inc. and Costco Wholesale Corp., and specialty retailer Bed Bath & Beyond Inc., stumbled as investors challenged their abilities to maintain earlier accelerated growth rates. Small cash balances also acted as a drag on performance during this period of strong growth.

     Despite a seemingly entrenched domestic economic recovery, the stock market has lost ground over the past few months on fears of rising interest rates, higher gasoline prices, the pace of Chinese economic growth, continued hostilities in Iraq, and uncertainty surrounding the upcoming presidential election. It is our belief that as some of these geopolitical and economic issues move toward resolution, the market is likely to resume its advance, supported by strong economic fundamentals and solid corporate earnings.

     Going forward, we will continue to manage the Fund with the discipline of balancing less aggressive "core" investments with higher growth "tactical" investments. Our "core" names, such as General Electric Co. and Citigroup Inc., have a strong history of execution and economic sensitivity. "Tactical" investments, such as Univision Communications Inc. and Starbucks Corp., are characterized by higher growth potential, with near-term catalysts identified through our fundamental research process. From a sector basis we remain overweight in the

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE GROWTH FUND (CONTINUED)

cyclically sensitive areas of media, industrials and technology and underweight in more defensive areas such as consumer staples. In summary, we firmly believe the Fund is well positioned to capture further upside in a sustainable economic recovery through our focus on fundamental research. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE GROWTH FUND, S&P 500 INDEX, RUSSELL 1000 GROWTH INDEX AND LIPPER MULTI-CAP CORE INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Russell         Lipper
        Westcore                        1000            Multi-Cap
        Growth          S&P 500         Growth          Core
        Fund            Index           Index           Index
6/88    10000           10000           10000           10000
5/99    11598           12463           12821           12410
5/90    13289           14533           15425           14056
5/91    14494           16247           17978           15697
5/92    16541           17848           19963           17316
5/93    18097           19917           21414           19674
5/94    18407           20764           21804           20939
5/95    19093           24950           26589           23762
5/96    24296           32038           33989           30710
5/97    29085           41457           42979           37103
5/98    35117           54172           55336           46776
5/99    37312           65564           69851           52801
5/00    54058           72487           87299           60346
5/01    51063           64840           61371           56424
5/02    44497           55860           48563           49489
5/03    39273           51363           44746           45525
5/04    46746           60778           52818           54566

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
22                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------

  3.83% GENERAL ELECTRIC CO. (GE) - Manufactures products for the generation, distribution and utilization of electricity

  3.21% CITIGROUP INC. (C) - A diversified financial services holding company that provides a broad range of financial services

  2.80% MICROSOFT CORP. (MSFT) - Develops, manufactures, licenses, sells and supports software products

  2.68% PFIZER INC. (PFE) - A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals

  2.27% AMERICAN INTERNATIONAL GROUP INC. (AIG)- Provides a variety of insurance and insurance-related services in the U.S. and overseas

  1.95%    FIRST DATA CORP. (FDC) - Provides electronic commerce solutions

  1.76% MBNA CORP. (KRB) - Holding company for MBNA America Bank, N.A. which issues credit cards marketed primarily to members of associations and customers of financial institutions

  1.74% DELL INC. (DELL) - Provides products and services required for customers worldwide to build their information technology and Internet infrastructures

  1.74% T. ROWE PRICE GROUP INC. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans

  1.73% TARGET CORP. (TGT) - A general merchandise retailer specializing in large-store formats

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 23.71%
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONSUMER STAPLES                             4.21%
TECHNOLOGY                                  19.45%
HEALTHCARE                                  17.58%
CREDIT SENSITIVE                            18.08%
CONSUMER CYCLICAL                           16.76%
BASIC MATERIALS                              2.50%
CAPITAL GOODS                                7.77%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             3.84%
SERVICES                                     3.34%
ENERGY                                       6.47%

--------------------------------------------------------------------------------
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                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE SELECT FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN COMPANIES OF ANY SIZE SELECTED FOR THEIR GROWTH POTENTIAL.

                                     [PHOTO]
                              Todger Anderson, CFA
                              CO-PORTFOLIO MANAGER

                                     [PHOTO]
                             William S. Chester, CFA
                              CO-PORTFOLIO MANAGER

     The Select Fund portfolio was up 21.14% for the fiscal year ended May 31, 2004. This was modestly ahead of both our benchmark, the S&P 500, which was up 18.33% and our peer group, the Lipper Multi-Cap Core Index, which returned 19.86% for the period. However, we did lag the 27.13% return of the Russell Mid-Cap Growth Index despite our focus during the period on mid-cap growth stocks.

     Although we have the flexibility to invest in between 20 and 35 stocks, we normally hold only 20 stocks at one time. Throughout the year we held a total of 33 stocks in the portfolio. The best performing stock was the technology company, Symantec Corp.--up 101%--and the worst performing stock was the drug company, Biovail Corp.--down 48%. During the year we added 14 new stocks and eliminated 13 names from the portfolio. Twenty-four of the stocks in our portfolio made a positive contribution to our results. If you look at our portfolio from a sector point of view, technology, healthcare and consumer cyclical are the heavy weightings in the portfolio.

     Subsequent to our year-end, we added T. Rowe Price Group Inc. to the portfolio. This mutual fund company is a good illustration of the kind of companies we like to invest in. The company's revenues are slightly more than $1 billion, the market

--------------------------------------------------------------------------------
24                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

cap is $6 billion and assets under management are $200 billion. We believe it is a leader in its field with a distinguished long-term record on every front. From a short-term point of view, we believe the company will take market share from the well-publicized issues of its competitors like Putnam, Strong, Pilgrim Baxter and Janus.

"During the year we added 14 new stocks and eliminated 13 names from the portfolio."

     We believe the 20 holdings in our portfolio are well positioned for the year ahead. The largest position as of fiscal year-end is Constellation Brands, Inc. at 5.78%, which produces and markets alcoholic beverages. The smallest position is Ross Stores Inc. at 4.21%. As is apparent, we believe in similar portfolio weightings for all holdings.

     We expect the next 12 months to bring continued good economic news. And we believe there is a chance that the Iraq situation will become more tolerable with control being transferred back to the Iraqis and Saddam being brought to trial. The presidential election remains too close to call, and we believe the stock market will probably not do much until the outcome becomes clear. In the meantime our research team will be searching for the best investments for our portfolio. [LOGO]

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

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                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE SELECT FUND (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE SELECT FUND, S&P 500 INDEX, RUSSELL MIDCAP GROWTH INDEX AND LIPPER MULTI-CAP CORE INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Russell         Lipper
        Westcore                        Midcap          Multi-Cap
        Select          S&P 500         Growth          Core
        Fund            Index           Index           Index
10/99   10000           10000           10000           10000
 5/00   23380           11164           14141           11628
 5/01   24846            9986           10708           10872
 5/02   22309            8603            8878            9536
 5/03   18425            7911            8354            8772
 5/04   22368            9361           10620           10514

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 10/1/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
26                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  5.78% CONSTELLATION BRANDS INC. (STZ) - Produces and markets beverage alcohol in North America, Europe and Australia including such brands as Corona and Inglenook

  5.46% CERTEGY INC. (CEY) - Provides credit and debit card processing, electronic banking services, check risk management, check cashing and merchant card processing services to financial institutions and merchants

  5.39% JACOBS ENGINEERING GROUP INC. (JEC) - Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients

  5.37% UTSTARCOM INC. (UTSI) - Provides communications equipment for service providers that operate wireless and wireline networks

  5.22% SOUTHTRUST CORP. (SOTR) - Provides a full range of banking services in Southeast U.S.

  5.14% ATI TECHNOLOGIES INC. (ATYT) - Designs, manufactures and markets multimedia solutions and graphics components for personal computers

  5.13% MOHAWK INDUSTRIES INC. (MHK) - Designs, manufactures and markets woven and tufted broadloom carpets and rugs for residential and commercial use

  5.08% OMNICARE INC. (OCR) - Provides professional pharmacy-related consulting and data management services

  5.05% CHOICEPOINT INC. (CPS) - Provides risk management and fraud prevention information and related technology solutions to the insurance industry

  4.99%    SYMANTEC CORP. (SYMC) - Provides Internet security technology

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 52.61%
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             0.27%
TECHNOLOGY                                  25.26%
CONSUMER CYCLICAL                           24.02%
HEALTHCARE                                  18.73%
SERVICES                                    10.51%
CONSUMER STAPLES                             5.78%
CAPITAL GOODS                                5.39%
CREDIT SENSITIVE                             5.22%
ENERGY                                       4.82%

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE INTERNATIONAL FRONTIER FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN INTERNATIONAL, SMALL-CAP GROWTH COMPANIES.

                                     [PHOTO]
                               Adam D. Schor, CFA
                             LEAD PORTFOLIO MANAGER

                                     [PHOTO]
                               Kevin P. Beck, CFA
                              CO-PORTFOLIO MANAGER

     After a strong first half, the Westcore International Frontier Fund settled into a more measured pace, producing a 35.16% gain for the fiscal year ended May 31, 2004. Although robust company fundamentals drove this solid showing, the Fund fell appreciably short of its benchmark and peer group, the MSCI EAFE Small-Cap Index and the Lipper International Small-Cap Index, which returned 50.06% and 45.14%, respectively.

     This underperformance can be attributed primarily to one factor: Japan. While the world's second largest economy contributed nearly 20 percentage points to the benchmark's gain, our significantly lower-weighted Japanese holdings lagged on a relative basis, thus depressing the Fund's overall return. With Japan among the top-performing small-cap markets during the period, leading names from other parts of the globe performed admirably but failed to close the gap.

     We have been cautious in our outlook regarding Japan, but continue to direct considerable resources and efforts toward this market. We have seen signs that Japanese businesses are becoming more focused on shareholder value and return profiles. Dividend payouts, stock buybacks and consolidation, particularly within the country's banking system, have led to the creation of value. Consequently, we have added several Japanese names during the past year and may very well add more in light of these encouraging developments.

     Our most recent Japanese portfolio addition, Tamron Co., Ltd., is well known in photography circles for its aftermarket lenses. However, most of its profits are derived from its OEM business, which supplies optical zoom lens assemblies for digital

--------------------------------------------------------------------------------
28                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

cameras. Much of its competition comes from in-house manufacturers and we believe that as the industry expands, digital camera makers will increase their outsourcing of components. Assuming this trend plays out, Tamron, which currently teams with Sony and Fuji, should benefit from higher volumes and revenues.

"...we have added several Japanese names during the past year..."

     Other recent additions include two French companies: Pinguely-Haulotte and Genesys S.A. Pinguely-Haulotte specializes in aerial work platforms, such as accordion lifts. Having restructured during the three-year downturn, the company has emerged as the dominant European player, and we believe is well positioned to drive an industry recovery. Genesys, which operates conference call services in Europe and the United States, also has restructured after overpaying for several acquisitions. Although currently out of favor with investors, we feel the market is undervaluing its business.

     Of particular strength for us during the period was Hong Kong-based Global Bio-Chem Technology Group, which rallied nearly 140% on soaring lysine prices in China. Lysine is one of the several corn-based products that Global produces. We viewed the stock as richly valued and liquidated the position. Chiyoda Corp. of Japan also had a solid year, up approximately 45% in dollar terms. In this case, we maintained our holdings as the construction and engineering company secured new liquefied natural gas plant contracts in a robust operating environment.

     Among our detractors, Faith Inc. underperformed the broad Japanese market after making modest revisions to its earnings forecasts. However, our confidence was rewarded late in the period when the global provider of downloadable ring tones announced an agreement with AT&T Wireless and rebounded accordingly. ION Ltd., the Australia-based auto parts manufacturer, also struggled when investors questioned the scheduling of several expansion projects. Although we believe the market overreacted, we will continue to monitor the situation closely to ensure that the company's new factories come on line as planned.

     We have not allowed dramatic market swings to alter our investment process. Our businesses appear as solid as ever, and we remain confident in their ability to continue to execute successfully. [LOGO]

                                     [PHOTO]
                               John C. Fenley, CFA
                              CO-PORTFOLIO MANAGER

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE INTERNATIONAL FRONTIER FUND (CONTINUED)

COUNTRY BREAKDOWN AS OF MAY 31, 2004

COUNTRY                 MARKET VALUE      %
--------------------    ------------   ------
Australia               $    253,657    1.82%
Belgium                      366,670    2.63%
Canada                     1,120,101    8.05%
France                     1,560,567   11.21%
Germany                    2,016,457   14.49%
Hong Kong                    403,785    2.90%
Ireland                      563,985    4.05%
Israel                       270,401    1.94%
Italy                        541,578    3.89%
Japan                        971,909    6.98%
Luxembourg              $    460,249    3.31%
Mexico                       273,549    1.97%
Netherlands                  409,103    2.94%
New Zealand                  328,244    2.36%
Norway                       359,741    2.58%
Sweden                     1,431,444   10.29%
Switzerland                  428,036    3.07%
United Kingdom             1,458,156   10.47%
Cash Equivalents and
   Net Other Assets          703,210    5.05%
---------------------------------------------
                        $ 13,920,842     100%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE INTERNATIONAL FRONTIER FUND, MSCI EAFE SMALL-CAP INDEX AND LIPPER INTERNATIONAL SMALL-CAP INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Westcore        MSCI            Lipper
        International   EAFE            International
        Frontier        Small-Cap       Small-Cap
        Fund            Index           Index
12/99   10000           10000           10000
5/00    11592            9873            9389
5/01     8987            9424            8074
5/02     7737            9347            7747
5/03     7623            8684            7377
5/04    10304           13031           10707

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 12/15/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

MSCI EAFE Small-Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
30                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  3.89% INTERPUMP GROUP SPA (Italy) - Largest producer of professional high-pressure piston pumps in the world and one of the leading groups in the professional cleaning equipment market

  3.40%    NEOPOST (France) - Manufactures mailing and shipping equipment

  3.36% TECHEM AG (Germany) - Manufactures energy and water measuring and billing devices for the housing industry

  3.31% SBS BROADCASTING SA (Luxembourg) - A commercial television and radio broadcasting company with station ownership in Scandinavia, the Benolux region and eastern Europe

  3.28%    ELEKTA AB (Sweden) - Manufacturer of oncology and neurology products

  3.18% ZARLINK SEMICONDUCTOR INC. (Canada) - Employs analog, digital, and mixed signal capabilities to offer products for wired, wireless, and optical connectivity markets

  3.14% PINGUELY-HAULOTTE (France) - Manufactures boom and platform trucks for lifting materials or reaching high places

  3.12% MCBRIDE PLC (United Kingdom) - Leading supplier of private label household and personal care products

  3.12% PFEIFFER VACUUM TECHNOLOGY AG (Germany) - World's largest manufacturer of turbomolecular vacuum pumps

  3.07% SEZ HOLDING AG (Switzerland) - Develops, produces and markets single wafer spin- process equipment for the semiconductor industry used for etching, cleaning and stripping of wafers

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 32.87%
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMUNICATIONS                               1.83%
RETAIL TRADE                                 1.80%
ELECTRONIC TECHNOLOGY                       23.73%
PRODUCER MANUFACTURING                      20.20%
CONSUMER SERVICES                           11.55%
CONSUMER DURABLES                            7.54%
HEALTH TECHNOLOGY                            7.53%
COMMERCIAL SERVICES                          5.80%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             5.05%
INDUSTRIAL SERVICES                          4.77%
PROCESS INDUSTRIES                           4.73%
CONSUMER NON-DURABLES                        3.12%
TECHNOLOGY SERVICES                          2.35%

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE BLUE CHIP FUND

FUND OBJECTIVE: LONG-TERM TOTAL RETURN BY INVESTING IN STOCKS OF LARGE, WELL-ESTABLISHED COMPANIES WHOSE STOCKS APPEAR TO BE UNDERVALUED.

                                     [PHOTO]
                                Mark M. Adelmann,
                                    CPA, CFA
                           EQUITY VALUE RESEARCH TEAM

                                     [PHOTO]
                                Kris Herrick, CFA
                           EQUITY VALUE RESEARCH TEAM

     After three consecutive years of down markets, the fiscal year ended May 31, 2004 brought welcome relief. The upward trend that marked the first half of the period continued into the second half, though at a more measured and somewhat choppier pace. For the reporting period, the Westcore Blue Chip Fund gained 18.83% compared to an 18.33% return for its benchmark, S&P 500 Index, and a 19.86% return for its peer group, the Lipper Multi-Cap Index.

     As discussed in our November Semi-Annual Report, the first half of our fiscal year was characterized by a preference for lower-quality businesses, often at the expense of the cash-rich, fundamentally sound companies favored by the Westcore Blue Chip Fund. During this time, several near-bankrupt companies obtained relatively cheap funding and demonstrated enough improvement to keep them from death's door. However, over the long term, their survival and economic value remains in question.

     In contrast, our discipline dictates that portfolio candidates maintain a stable balance sheet, while generating significant free cash flow and improving returns, all at a price that is lower than our estimated intrinsic value of their projected free cash flows. While calendar year 2004 has seen a renewed focus on these fundamentals, we are particularly optimistic regarding performance relative to the index going forward.

     It is anticipated that at some point this year, the Federal Reserve will begin to raise interest rates from their current historically low levels. Although the economy remains strong, the rapid profit growth of the past

--------------------------------------------------------------------------------
32                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

five quarters is expected to slow to more sustainable levels. Research published by Richard Bernstein, Chief U.S. Strategist at Merrill Lynch, has shown "that higher quality assets outperform lower quality ones during the 12 months after an initial hike in the Fed Funds rate, and that higher quality assets outperform lower quality ones when the profit cycle decelerates." In light of this, we continue to exercise great diligence in selecting companies that feature solid fundamentals and astute management teams, believing that these carefully chosen businesses will be rewarded for their efforts.

"...our best performing groups during the period were technology and healthcare."

     Thus far, Fund performance has been hindered by the relative setbacks of insurance holdings such as St. Paul Travelers Inc. Despite near record levels of cash-flow and returns, the market has been unwilling to revalue these companies given fears that insurers will lose their capital discipline. Mortgage guarantor Freddie Mac also disappointed due to the protracted resolution of its accounting restatement. Elsewhere, harsh winter weather and crew shortages worked against railroad operator Union Pacific Corp.

     In contrast, our best performing groups during the period were technology and healthcare. Among our leading contributors, chipmakers Xilinx Inc. and National Semiconductor Corp., in addition to systems distributor Tech Data Corp., all benefited from an upturn in corporate technology spending as accelerating demand and order flow boosted free cash flow prospects. Meanwhile, managed care provider Aetna Inc. continued to grow profitably, confirming the durability of its pricing discipline and operating efficiencies. The

                                     [PHOTO]
                                Troy Dayton, CFA
                           EQUITY VALUE RESEARCH TEAM

                                     [PHOTO]
                                Derek R. Auguilm
                           EQUITY VALUE RESEARCH TEAM

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

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE BLUE CHIP FUND (CONTINUED)

same could be said about Omnicare Inc., a leading provider of pharmacy management services, which continued to gain profitable market share through leveraging ongoing increases in long-term care occupancy.

     Looking ahead, although near-term market stability is closely tied to interest rate movements, geopolitical events, energy prices, and the upcoming presidential election, we remain confident that economic fundamentals and corporate earnings are on firm ground. As the balance of 2004 unfolds, we maintain an increasingly constructive view of the higher quality issues favored by the Westcore Blue Chip Fund. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE BLUE CHIP FUND, S&P 500 INDEX AND LIPPER MULTI-CAP CORE INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Lipper
        Westcore                        Multi-Cap
        Blue Chip       S&P 500         Core
        Fund            Index           Index
6/88    10000           10000           10000
5/89    11223           12463           12410
5/90    12541           14533           14056
5/91    14181           16247           15697
5/92    15602           17848           17316
5/93    17415           19917           19674
5/94    17958           20764           20939
5/95    21376           24950           23762
5/96    27891           32038           30710
5/97    34663           41457           37103
5/98    44899           54172           46776
5/99    48230           65564           52801
5/00    48717           72487           60346
5/01    52556           64840           56424
5/02    46601           55860           49489
5/03    40716           51363           45525
5/04    48382           60778           54566

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
34                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  3.69% PFIZER INC. (PFE) - A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals

  3.51% PARKER HANNIFIN CORP. (PH) - Manufactures motion control products, including fluid power systems, electromechanical controls and related components

  3.32% OCCIDENTAL PETROLEUM CORP. (OXY) - Explores for, develops, produces and markets crude oil and natural gas and manufactures and markets a variety of basic chemicals, including chlorine

  3.28% TYSON FOODS INC. (TSN) - Provides value-added beef, chicken and pork products through its production facilities located across the U.S.

  3.11% FREDDIE MAC (FRE) - System designed to create a stable mortgage credit system and reduce the rates paid by homebuyers by supplying lenders with money to make mortgages

  3.05% MYLAN LABORATORIES INC. (MYL) - Develops, licenses, manufactures, markets and distributes generic and branded pharmaceutical products

  2.98% AMGEN INC. (AMGN) - Discovers, develops, manufactures and markets human therapeutics based on cellular and molecular biology

  2.96% PACIFICARE HEALTH SYSTEMS INC. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries

  2.91% CITIGROUP INC. (C) - A diversified financial services holding company that provides a broad range of financial services

  2.88% INTEL CORP. (INTC) - Designs, manufactures and sells computer components and related products

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 31.69%
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMUNICATIONS                               2.21%
SERVICES                                     1.01%
FINANCIALS                                  23.26%
MEDICAL/HEALTHCARE                          21.71%
CONSUMER CYCLICAL                           13.43%
TECHNOLOGY                                  12.42%
CONSUMER STAPLES                             7.51%
ENERGY                                       6.65%
CAPITAL GOODS                                6.64%
COMMERCIAL SERVICES                          2.67%
BASIC MATERIALS                              2.64%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  35

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE MID-CAP OPPORTUNITY FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MEDIUM-SIZED COMPANIES WHOSE STOCKS APPEAR TO BE UNDERVALUED.

                                     [PHOTO]
                                Mark M. Adelmann,
                                    CPA, CFA
                           EQUITY VALUE RESEARCH TEAM

                                     [PHOTO]
                                Kris Herrick, CFA
                           EQUITY VALUE RESEARCH TEAM

     As a speculative market gave way to a renewed focus on fundamentals, the Westcore Mid-Cap Opportunity Fund posted a 12-month return of 27.87% for the fiscal year ended May 31, 2004. In comparison, the Fund's benchmark, the Russell Midcap Index, returned 27.19% while its peer group, the Lipper Mid-Cap Value Index, appreciated 28.87%. Low-priced, lower-quality stocks led a robust first-half advance, while the second half took on a more modest, though highly volatile tenor.

     In sticking to our investment discipline, we continued to identify companies with improving returns selling at what we believe is a discount to their projected future "free" cash flows. "Free" cash flow is cash remaining after required investments. We believe that the market has only recently begun to pay closer attention to these and other valuation metrics. As such, we suspect that there is still significant upside relative to the Fund's benchmark to be realized.

     We also anticipate that the Federal Reserve will ultimately begin to raise interest rates from their historically low levels, and profit growth will moderate to more sustainable levels. Given these conditions, we are optimistic that higher quality assets will outpace lower quality assets over the near term, enabling us to build on the Fund's long-term track record of competitive performance.

--------------------------------------------------------------------------------
36                  Annual Report May 31, 2004                            [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     That being said, the Fund's fiscal year returns were offset by certain holdings in the Interest Rate Sensitive and Medical/Healthcare sectors. For example, our holdings in stock exchange specialist LaBranche & Co. Inc. came under pressure as regulators launched an investigation into improper trading activities. Meanwhile, weakness in CTI Molecular Imaging Inc., a maker of diagnostic equipment, was driven by concerns over pricing visibility. Nevertheless, we believe CTI's technologically advanced scanning product, which offers improved diagnostic accuracy, will lead to significant growth in future free cash flow.

"...we are optimistic that higher quality assets will outpace lower quality assets over the near term..."

     In contrast, solid stock selection bolstered Fund performance, with selected holdings in Technology, Medical/Healthcare and Capital Goods leading the way. Our top contributor during the period was Harman International Industries Inc, a manufacturer of high-end audio equipment, which continued to successfully penetrate new vehicle platforms, such as BMW and Porsche. Partially offsetting weakness in the Medical/Healthcare sector was Cytyc Corp., whose strong performance was powered by the launch of new, value-added products, coupled with stable market share in its core cervical screening business. Another standout was gaming software company Activision Inc., which continued to capitalize on a strong pipeline of high-margin franchise titles, including X-Men,(TM) Spider-Man,(TM) Call of Duty,(TM) True Crime,(TM) and Tony Hawk(TM).

                                     [PHOTO]
                                Troy Dayton, CFA
                           EQUITY VALUE RESEARCH TEAM

                                     [PHOTO]
                                Derek R. Anguilm
                           EQUITY VALUE RESEARCH TEAM

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  37

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE MID-CAP OPPORTUNITY FUND (CONTINUED)

     Looking ahead, the market eagerly awaits the Federal Reserve's action on interest rates, while geopolitical events, higher energy prices and the looming presidential election present potential obstacles that could prove disruptive to near-term stability. Even so, economic levers appear poised for sustainable growth with recent data suggesting that the recovery is on firm footing. As is often the case, investors are seemingly refocusing on higher quality investment vehicles following a year-long speculative market rally. With that in mind, we remain confident that our fundamental investment discipline is both an appropriate and effective strategy for achieving long-term financial goals. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE MID-CAP OPPORTUNITY FUND, RUSSELL MIDCAP INDEX AND LIPPER MID-CAP VALUE INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Westcore                        Lipper
        Mid-Cap         Russell         Mid-Cap
        Opportunity     Midcap          Value
        Fund            Index           Index
10/98   10000           10000           10000
5/99    11050           12623           11914
5/00    14484           14297           13003
5/01    17591           15001           14887
5/02    16550           14460           15541
5/03    14920           13708           14280
5/04    19078           17435           18403

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 10/1/98. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
38                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  3.85% PACIFICARE HEALTH SYSTEMS INC. (PHS) - A managed health care services company that provides managed care products for employer groups and Medicare beneficiaries

  3.80% DENBURY RESOURCES INC. (DNR) - Acquires, develops, operates and explores oil and gas properties primarily in the Gulf Coast region of the U.S.

  3.12% MACROMEDIA INC. (MACR) - Develops, markets and supports software products and technologies for the Web

  2.68% AETNA INC. (AET) - Provides healthcare and related benefits serving group insurance customers

  2.57% STARWOOD HOTELS & RESORTS WORLDWIDE INC. (HOT) - Owns, manages and franchises hotels throughout the world

  2.44% FOOT LOCKER INC. (FL) - Provides athletic footwear and apparel through its retail stores

  2.41% TYSON FOODS INC. (TSN) - Provides value-added beef, chicken and pork products through its production facilities located across the U.S.

  2.35% K-V PHARMACEUTICAL CO.-CLASS A (KVa) - Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies

  2.32% UNITED ONLINE INC. (UNTD) - A nationwide Internet service provider through its Internet access brands, NetZero and Juno Online in the U.S. and Canada

  2.28% COMPUTER SCIENCES CORP. (CSC) - Provides consulting and information technology services to industry and government around the world

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 27.82%
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REITS                                        1.57%
COMMUNICATIONS                               0.80%
CONSUMER CYCLICAL                           15.28%
TECHNOLOGY                                  15.26%
MEDICAL/HEALTHCARE                          14.97%
FINANCIALS                                  13.42%
COMMERCIAL SERVICES                          7.98%
ENERGY                                       6.67%
BASIC MATERIALS                              5.50%
CONSUMER STAPLES                             5.19%
CAPITAL GOODS                                4.55%
TRANSPORTATION                               2.95%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             1.97%
INTEREST RATE SENSITIVE                      1.99%
UTILITIES                                    1.90%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  39

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE SMALL-CAP OPPORTUNITY FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENTS IN COMPANIES WITH SMALL CAPITALIZATIONS WHOSE STOCKS APPEAR TO BE UNDERVALUED.

                                     [PHOTO]
                                Mark M. Adelmann,
                                    CPA, CFA
                           EQUITY VALUE RESEARCH TEAM

                                     [PHOTO]
                                Kris Herrick, CFA
                           EQUITY VALUE RESEARCH TEAM

     Over the last year, small-cap stocks continued to lead the market higher. Speculative stocks drove the initial advance before ceding to higher quality lower valuation companies. Against this backdrop, the Westcore Small-Cap Opportunity Fund posted an impressive gain of 35.11% for the fiscal year ended May 31, 2004, comparing favorably to the benchmark Russell 2000 Index and the Lipper Small-Cap Core peer group, which returned 30.28% and 30.29%, respectively. This continues the Fund's long-term outperformance versus the Russell 2000 benchmark for the 3-year, 5-year, 10-year, and since-inception periods.

     Despite the speculative nature that characterized the market during the first half of our fiscal year, the Fund maintained its investment discipline. Our research focuses on fundamentally sound companies trading at significant discounts to our estimate of intrinsic value with improving returns on invested capital, shareholder-focused management teams and solid financial models. We also look for a catalyst we believe will unlock this valuation discrepancy.

     The second half of the fiscal year unfolded as we had expected, with valuation and quality taking the leadership position. We anticipate that the Federal Reserve will begin to raise interest rates from their current historically low levels, and profit growth will moderate to a more sustainable pace. Given these conditions, we are convinced that higher quality assets will outpace lower quality assets, enabling us to build on the Fund's aforementioned track record of competitive performance.

--------------------------------------------------------------------------------
40                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

"Activision Inc. continued to capitalize on its strong pipeline of high margin titles, including X-Men(TM), Spider-Man(TM) and Tony Hawk(TM)."

     Turning to the portfolio, technology, consumer cyclicals and capital goods were among our strongest performing sectors. Within technology, information technology consulting firm CIBER Inc. benefited from gains in corporate spending, which led to higher revenues and margins. At the same time, entertainment software provider Activision Inc. continued to capitalize on its strong pipeline of high-margin titles, including X-Men(TM), Spider-Man(TM) and Tony Hawk(TM). As for consumer cyclicals, gaming equipment manufacturer WMS Industries Inc. received regulatory approval for its new operating system, opening the door to improved sales and cash flows. High-end audio supplier Harman International Industries Inc. also advanced, having continued to successfully penetrate new vehicle platforms.

     Conversely, relative underperformance in the basic materials, communications and medical/healthcare sectors worked against Fund returns. Newsprint manufacturer Bowater Inc. posted year-over-year gains, but lagged the basic materials sector as demand for newsprint fell short of expectations. CTI Molecular Imaging Inc., a maker of medical diagnostic equipment, also suffered when temporary pricing pressures affected its PET scanner product line and led to lower margins.

                                     [PHOTO]
                                Troy Dayton, CFA
                           EQUITY VALUE RESEARCH TEAM

                                     [PHOTO]
                                Derek R. Anguilm
                           EQUITY VALUE RESEARCH TEAM

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  41

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE SMALL-CAP OPPORTUNITY FUND (CONTINUED)

     Going forward, we continue to see encouraging signs that economic fundamentals and corporate cash flows are on the mend. While our overall outlook is optimistic, we remain focused on uncovering the merits of individual companies. Despite the market's pronounced climb over the past year, we believe there are still considerable opportunities for undervalued, high-quality, small-cap companies identified through our intensive research efforts. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE SMALL-CAP OPPORTUNITY FUND, RUSSELL 2000 INDEX AND LIPPER SMALL-CAP CORE INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        Westcore                        Lipper
        Small-Cap       Russell         Small-Cap
        Opportunity     2000            Core
        Fund            Index           Index
12/93   10000           10000           10000
5/94     9998            9682            9854
5/95    10813           10679           11058
5/96    14867           14517           15642
5/97    17287           15531           16267
5/98    22542           18826           20168
5/99    18097           18301           18266
5/00    18133           20115           21949
5/01    23520           21259           23292
5/02    24746           21151           24180
5/03    21818           19421           21784
5/04    29476           25301           28382

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 12/28/93. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
42                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  3.82% DENBURY RESOURCES INC.(DNR) - Acquires, develops, operates and explores oil and gas properties primarily in the Gulf Coast region of the U.S.

  3.67% PILGRIM'S PRIDE CORP. (PPC) - Produces prepared and fresh chicken products in the U.S. and Mexico

  3.54% MERIDIAN RESOURCE CORP. (TMR) - Explores, acquires and develops oil and natural gas properties using three dimensional seismic technology with operations focused in south Louisiana, Texas Gulf Coast and offshore in the Gulf of Mexico

  3.06% CLARK INC. (CLK) - Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.

  2.41% CROWN HOLDINGS INC. (CCK) - Manufactures packaging products for household and consumer goods

  2.40% CTI MOLECULAR IMAGING INC. (CTMI) - Supplies products and services for diagnostic imaging technology used in the detection and treatment of cancer, cardiac disease and neurological disorders

  2.37% K-V PHARMACEUTICAL CO.-CLASS A (KVa) - Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies

  2.25% WMS INDUSTRIES INC. (WMS) - Designs, manufactures, sells and leases gaming machines and video lottery terminals throughout the U.S. and internationally

  2.23% UNITED ONLINE INC. (UNTD) - A nationwide Internet service provider through its Internet access brands, NetZero and Juno Online in the U.S. and Canada

  2.20% OCULAR SCIENCES INC. (OCLR) - Manufactures and markets and broad line of soft contact lenses for annual and disposable replacement regimens

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 27.95%
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REITS                                        3.08%
TECHNOLOGY                                  15.94%
FINANCIALS                                  14.75%
MEDICAL/HEALTHCARE                          11.51%
CONSUMER CYCLICAL                            9.81%
CAPITAL GOODS                                8.66%
ENERGY                                       8.24%
CONSUMER STAPLES                             6.54%
BASIC MATERIALS                              6.22%
TRANSPORTATION                               4.64%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             4.15%
COMMERCIAL SERVICES                          3.37%
COMMUNICATIONS                               3.09%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  43

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE FLEXIBLE INCOME FUND

FUND OBJECTIVE: LONG-TERM TOTAL RATE OF RETURN, PRIMARILY THROUGH INVESTMENTS IN BONDS, AND TO A LESSER EXTENT THROUGH CONVERTIBLE SECURITIES AND HIGH-YIELDING EQUITIES CONSISTENT WITH PRESERVATION OF CAPITAL.

                                     [PHOTO]
                              Jerome R. Powers, CFA
                              CO-PORTFOLIO MANAGER

                                     [PHOTO]
                                  Alex W. Lock
                              CO-PORTFOLIO MANAGER

     Slow and steady wins the race, but at times the past year seemed more like a sprint than a marathon! A strong recovery across all sectors of the corporate credit markets mirrored the improved financial strength of corporate America. Reflecting this strength, the Westcore Flexible Income Fund gained 13.57% for the fiscal year ended May 31, 2004, well ahead of the 8.88% return for its benchmark, the Lehman Brothers U.S. Corporate High Yield Ba Index, as well as the 12.11% return for its peer group, the Lipper High Current Yield Index.

     In light of these results, the Fund's asset base has continued to grow, increasing from $34 million as of November 30, 2003 to over $61 million at fiscal year-end. We again cordially welcome all of our new shareholders and look forward to serving you for many years to come.

     Before launching into a discussion of the portfolio, we would like to take a moment to review our investment philosophy. We aim to maximize yield while maintaining safety of principal by investing in a diversified portfolio of high-yield debt, investment-grade corporate bonds, preferred stocks, and income-generating equities. In doing so, we seek to achieve a higher long-term, risk-adjusted return than either a high-quality or a pure high-yield debt fund.

     Within the broader market, there currently appears to be a great deal of confusion as investors attempt to jockey their portfolios to absorb anticipated tightening of short-term interest rates by the Federal Reserve. As we have stated in past reports, we are not overly concerned with near-term market trends. We feel that most pain from rising rates will be felt at the short end of the yield curve, while longer rates should increase gradually as the economy continues to strengthen.

--------------------------------------------------------------------------------
44                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

Given our focus on credit fundamentals, we expect to see improvement in the underlying quality of the portfolio along with enhancements to its income stream.

     Our bottom-up approach to credit analysis has led us to build significant positions in asset-rich industries with stable long-term cash flows. Among them, investment-grade auto companies (Ford Motor Co. and General Motors Corp.), utilities and energy firms (AES Corp. and El Paso Corp.), senior aircraft-backed debt (Delta Air Lines Inc. and American Airlines), and the lodging and leisure sectors (Station Casinos Inc. and Host Marriott Corp.) continue to represent our largest sector weightings.

     A recent example illustrating our investment process involves cargo carrier Atlas Air Inc. Having initiated a small position in 1998, a number of events conspired against the company, which ultimately filed for Chapter 11 bankruptcy. We continued to monitor the situation closely and as company fundamentals improved, the Fund purchased aircraft-backed bonds at a significant discount with projected yields over 8.5% and a first lien on the aircraft. Now that Atlas is emerging from bankruptcy, the company is well poised to benefit from an expanding global economy, as well as ongoing military operations in the Middle East.

     In contrast, our exposure to real estate investment trust (REIT) equities worked against the Fund in early 2004, as concerns over rising interest rates caused this sector to underperform. We strongly believe the selling was overdone and continue to see attractive value with higher dividend yields going forward. We believe that the positive impact from an improving economy generally outweighs the impact of rising interest rates for the REITs held in the Fund.

     In closing, we want to remind our shareholders that all of the managers of the Westcore Flexible Income Fund have meaningful long-term investments in the Fund right alongside yours. Because we firmly believe in eating our own cooking, you can be confident that our interests are entirely aligned with yours.

     As always, please feel free to contact us via email at flexibleincome@westcore.com. [LOGO]

                                     [PHOTO]
                          William E. Stafford, Jr., CFA
                              CO-PORTFOLIO MANAGER

                                     [PHOTO]
                             Mark R. McKissick, CFA
                              CO-PORTFOLIO MANAGER

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  45

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE FLEXIBLE INCOME FUND (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE FLEXIBLE INCOME FUND, LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD Ba INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX, WESTCORE FLEXIBLE INCOME FUND CUSTOM INDEX AND LIPPER HIGH CURRENT YIELD INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                        Lehman
        Westcore        Brothers        Lehman          Westcore
        Flexible        U.S. Corporate  Brothers        Flexible        Lipper
        Income          High Yield      Aggregate       Income Fund     High Current
        Fund            Ba Index        Bond Index      Custom Index    Yield Index
6/88    10000           10000           10000           10000           10000
5/89    11304           11033           11153           11603           10910
5/90    12102           11832           12197           12574           10601
5/91    13539           13123           13723           14153           11688
5/92    15439           15268           15431           16169           15049
5/93    18126           17239           17178           18835           17504
5/94    18081           18136           17297           18865           18736
5/95    20679           21027           19284           22059           20295
5/96    21384           22749           20129           22893           22574
5/97    23394           25774           21803           25029           25457
5/98    27284           28934           24182           29594           28977
5/99    27614           32004           25234           30322           28746
5/00    27645           34724           25761           30519           27932
5/01    31114           38044           29126           33437           27019
5/02    33106           43104           31488           37884           26033
5/03    34996           50453           35131           44343           28506
5/04    39745           54933           34976           48281           31958

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Westcore Flexible Income Fund's benchmark index was changed from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers U.S. Corporate High Yield Ba Index for performance comparison purposes because the Adviser believes that the Lehman Brothers U.S. Corporate High Yield Ba Index more appropriately matches the investment style of the Fund.

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor's Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 5/31/04 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best comparison for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.

--------------------------------------------------------------------------------
46                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 ISSUERS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  3.63%    FORD MOTOR CO.
  3.52%    GENERAL MOTORS CORP.
  2.56%    TENET HEALTHCARE CORP.
  1.92%    UNITED AIR LINES
  1.76%    EQUITY OFFICE PROPERTIES
  1.76%    LEUCADIA NATIONAL
  1.66%    FIRST INDUSTRIAL REALTY
  1.54%    ATLAS AIR INC.
  1.46%    HOST MARRIOTT CORP.
  1.43%    ISTAR FINANCIAL INC.

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.24%
--------------------------------------------------------------------------------

Percentages represent the Fund's aggregate holdings in the same issuer. Top ten issuers are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular issue or issuer.

SECTOR PROFILES AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

EMERGING MARKETS                             0.30%
INDUSTRIAL                                  45.80%
FINANCIAL                                   25.27%
UTILITIES & ENERGY                          12.79%
ASSET-BACKED SECURITIES,
COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES                   8.99%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             6.85%

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONVERTIBLE PREFERRED STOCKS                 2.88%
BELOW-INVESTMENT GRADE
CORPORATE BONDS                             34.16%
NONCONVERTIBLE PREFERRED
STOCKS                                      18.90%
INVESTMENT GRADE
CORPORATE BONDS                             17.74%
COMMON STOCKS                               10.48%
ASSET-BACKED SECURITIES,
COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES                   8.99%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             6.85%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  47

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE PLUS BOND FUND

FUND OBJECTIVE: LONG-TERM TOTAL RATE OF RETURN, CONSISTENT WITH PRESERVATION OF CAPITAL, BY INVESTING PRIMARILY IN INVESTMENT-GRADE BONDS OF VARYING MATURITIES.

FIXED INCOME RESEARCH TEAM
Glen T. Cahill, Jr., CFA
Alex W. Lock
Mark R. McKissick, CFA
Jerome R. Powers, CFA
William E. Stafford, Jr., CFA
Thomas B. Stevens, CFA

     Despite a rising interest rate environment that saw the broad fixed-income market come under mounting pressure, the Westcore Plus Bond Fund appreciated 5.52% for the fiscal year ended May 31, 2004, maintaining a sizable return advantage over its benchmark index, the Lehman Brothers Aggregate Bond Index and its peer group, the Lipper Intermediate Investment Grade Debt Index, which returned -0.44% and 0.08%, respectively. Although much of the Fund's gain was captured during the first half of the period, our yield-based investment approach enabled us to build on this performance, even as market conditions turned increasingly difficult during the most recent six months.

     While world unrest and surging gasoline prices understandably contributed to the underlying uncertainty, the bond market recoiled in the face of an economic recovery that gradually pushed long rates off their 40-year lows. As real GDP settled into a sustainable 4.4% annual clip during the first quarter of 2004, demonstrating improvement on nearly every front, employment data finally reversed course. Having been the last holdout, almost 900,000 new jobs were created in a three-month span, setting the stage for higher short-term rates when the Federal Reserve meets in June and again in August.

     However, in the absence of undue inflationary pressures, we envision that increases in the historically low overnight lending rate will likely be measured and have limited impact on the Fund's investment universe. From our perspective, we saw the yield on the five-year Treasury note increase by 1.50% over the past twelve months, reaching 3.79% at fiscal year-end. Although this move was believed to have detracted from overall benchmark and peer group returns, the Westcore Plus

--------------------------------------------------------------------------------
48                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

Bond Fund continued to generate solid returns, driven by its considerable exposure to investment-grade corporate bonds and, to a lesser extent, high-yield corporate bonds.

"...we feel the portfolio is positioned well in the event interest rates trend higher."

     Within the corporate sector, the Fund benefited from an increased weighting in industrial credits, which rose on impressive growth in durable goods orders and manufacturing activity. High-yield bonds, in which the Fund may invest up to 25% of its assets, also provided a significant lift, reflecting robust stock market gains, widespread credit improvements and strengthening company fundamentals. Given this favorable environment, spreads, or the yield difference between Treasury and corporate securities, tightened, boosting the value of corporate bonds while diminishing the value of Treasuries.

     Meanwhile, real estate investment trusts, commonly known as REITs, continued to provide exceptionally stable credit characteristics, yet were reduced modestly as we found other more attractive opportunities. In contrast, we retained an underweight position in mortgage-backed securities, instead finding more value in corporate bonds. Nevertheless, with interest rates rising and refinancing activity on the decline, prepayment rates have slowed considerably, restoring some longer-term upside to the asset class. With much of our exposure focused on adjustable rate mortgages, we feel the portfolio is positioned well in the event interest rates trend higher.

     As we look forward, we will continue to rely on painstaking credit analysis to construct a carefully chosen portfolio emphasizing the yield advantage of corporate fixed-income securities. By identifying companies we believe to be fundamentally sound, possessing the competitive advantages, cash flows and balance sheets associated with strong historical returns, we are optimistic that the impact of rising interest rates on the Fund will be more than offset by the positive impact of an expanding economy. [LOGO]

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  49

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE PLUS BOND FUND (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE PLUS BOND FUND, LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                        Lipper
                        Lehman          Intermediate
        Westcore        Brothers        Investment
        Plus Bond       Aggregate       Grade Debt
        Fund            Bond Index      Index
6/88    10000           10000           10000
5/89    10853           11153           11044
5/90    11702           12197           11802
5/91    12673           13723           12987
5/92    14247           15431           14583
5/93    15979           17178           16249
5/94    15995           17297           16355
5/95    17424           19284           18026
5/96    18166           20129           18780
5/97    19516           21803           20265
5/98    21249           24182           22308
5/99    22001           25234           23122
5/00    22368           25761           23414
5/01    25231           29126           26418
5/02    26806           31488           28410
5/03    29626           35131           31452
5/04    31261           34976           31477

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Debt Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
50                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 ISSUERS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  2.35%    LEUCADIA NATIONAL
  2.19%    FORD MOTOR CO.
  2.19%    GENERAL MOTORS CORP.
  2.04%    FEDEX CORP.
  1.72%    FANNIE MAE
  1.52%    UNITED AIR LINES
  1.49%    VIRGINIA ELECTRIC & POWER
  1.35%    ISTAR FINANCIAL INC.
  1.17%    PHOENIX HOME LIFE MUTUAL
  1.11%    TENET HEALTHCARE CORP.

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 17.13%
--------------------------------------------------------------------------------

Percentages represent the Fund's aggregate holdings in the same issuer. Top ten issuers are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular issue or issuer.

SECTOR PROFILES AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. GOVERNMENT TREASURIES                   6.28%
FINANCIAL                                   28.90%
INDUSTRIAL                                  26.62%
ASSET-BACKED SECURITIES,
COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES                  18.06%
UTILITIES & ENERGY                          11.67%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             8.47%

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONVERTIBLE BONDS                            0.32%
CONVERTIBLE PREFERRED STOCKS                 0.48%
INVESTMENT GRADE
CORPORATE BONDS                             47.91%
ASSET-BACKED SECURITIES,
COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES                  18.06%
BELOW-INVESTMENT GRADE
CORPORATE BONDS                             12.87%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             8.47%
U.S. GOVERNMENT TREASURIES                   6.28%
NONCONVERTIBLE PREFERRED STOCKS              5.61%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  51

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

   WESTCORE COLORADO TAX-EXEMPT FUND

FUND OBJECTIVE: INCOME EXEMPT FROM BOTH FEDERAL AND COLORADO STATE PERSONAL INCOME TAXES BY EMPHASIZING INSURED COLORADO MUNICIPAL BONDS WITH INTERMEDIATE MATURITIES.

                                     [PHOTO]
                             Thomas B. Stevens, CFA
                             LEAD PORTFOLIO MANAGER

     Rising interest rates impacted the municipal debt market, as ongoing economic improvements pushed yields off last summer's historical troughs, sending prices lower. In light of these challenging conditions, the Westcore Colorado Tax-Exempt Fund returned -0.59% for the fiscal year ended May 31, 2004, modestly trailing its primary benchmark and peer group, the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Index, which returned -0.39% and -0.45%, respectively.

     Despite this slight underperformance, we believe the Fund's after-tax returns were in line with its representative indices, given our single-state, high-quality focus. Furthermore, we continued to embrace a relatively defensive posture with the expectation that interest rates will gradually trend higher. To that end, the Fund's average maturity and modified duration were 8.79 years and
6.63 years at fiscal year-end, whereas comparable readings for the benchmark index stood at 9.80 years and 6.89 years.

     With preservation of principal as its primary consideration, the Fund maintained its concentration in higher-coupon or premium bonds. This resulted in an average coupon of 5.35%, which is still relatively higher than where most new issues are being priced in today's market environment. Typically, higher coupon bonds perform better in a rising interest rate environment because most of the bond's return is achieved through interest income and the compounding of that income stream rather than from capital appreciation.

     With respect to overall credit quality, the Fund's strategy has been to consistently maintain a portfolio weighted average of "AAA", which is the highest possible

--------------------------------------------------------------------------------
52                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

quality rating for individual municipal issues. Besides emphasizing superior quality ratings, we also seek out insured credits that offer an additional level of protection by guaranteeing payment of principal and interest in the event of default.

     In keeping with this longer-term profile, the Fund's characteristics and composition remained virtually unchanged during the 12-month period. Approximately 78% of the Funds holdings fell within a maturity range of 5 to 15 years, and most of the holdings include a call feature, which if exercised, would typically limit their final maturity to between 4 to 10 years.

"...we continued to embrace a relatively defensive posture with the expectation that interest rates will gradually trend higher."

     Another important management consideration has been our steadfast focus on total after-tax return. In this regard the Fund is comprised solely of Colorado double-tax exempt securities that are not subject to the Alternative Minimum Tax
(AMT). While this limits what the Fund could achieve in incremental nominal return, we believe it is more than offset by the avoidance of potential tax liabilities. Likewise, portfolio turnover was also kept to a minimum, averting a potential capital gains tax event.

     Looking ahead, the Colorado economy and budget situation appear to be improving from that of the year prior. Demand for municipal debt securities is increasing and should accelerate assuming the U.S. Treasury/Municipal yield ratio approaches 90% or higher. Currently, the 10-year high grade Municipal yield as a percentage of the 10-year U.S. Treasury stands at 84.6%, up from 79.7% at the beginning of the calendar year. Historically, municipal debt securities have fared reasonably well during periods of rising interest rates. With a rising rate environment in mind, we will continue to pursue opportunities to purchase higher-coupon, high-quality bonds that are consistent with our maturity and duration objectives. [LOGO]

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  53

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

     WESTCORE COLORADO TAX-EXEMPT FUND (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE COLORADO TAX-EXEMPT FUND, LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND LIPPER INTERMEDIATE MUNICIPAL DEBT INDEX

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                        Lehman
        Westcore        Brothers        Lipper
        Colorado        10-Year         Intermediate
        Tax-Exempt      Municipal       Municipal
        Fund            Bond Index      Debt Index
6/91    10000           10000           10000
5/92    10836           10930           10868
5/93    11949           12277           11948
5/94    12334           12698           12266
5/95    13217           13839           13098
5/96    13741           14494           13630
5/97    14629           15678           14514
5/98    15700           16401           15613
5/99    16297           17157           16231
5/00    16075           17126           16116
5/01    17777           19147           17768
5/02    18743           20403           18777
5/03    20386           22663           20435
5/04    20266           22575           20343

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/91. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Intermediate Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
54                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                               Manager's Overview
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
  2.26% EL PASO COUNTY SCHOOL DISTRICT 49, 6.00%, 12/01/2009, Sinking Fund 12/01/2007 @ 100.00, FSA

  2.24% LARIMER COUNTY POUDRE SCHOOL DISTRICT R-1, 6.00%, 12/15/2017, Optional 12/15/2010 @ 100.00, FGIC

  2.18%    MESA COUNTY VALLEY SCHOOL DISTRICT 51, 6.00%, 12/01/2006, MBIA

  2.14% ROUTT COUNTY SCHOOL DISTRICT RE-2, 5.00%, 12/01/2017, Optional 12/01/2007 @ 100.00, MBIA

  2.13%    EL PASO COUNTY SCHOOL DISTRICT 12, 5.00%, 09/15/2013

  2.12% EAGLE GARFIELD & ROUTT COUNTIES SCHOOL DISTRICT RE-50J, 5.25%, 12/01/2015, Optional 12/01/2009 @ 100.00, FGIC

  2.11% DOUGLAS & ELBERT COUNTIES SCHOOL DISTRICT RE-1, 5.25%, 12/15/2014, Optional 12/15/2011 @ 100.00, MBIA

  2.10% BOULDER & GILPIN COUNTIES, BOULDER VALLEY SCHOOL DISTRICT RE-2, 5.00%, 12/01/2011, Optional 12/01/2007 @ 100.00, FGIC

  2.06%    MONTROSE CO WATER & SEWER, 4.75%, 10/01/2016

  2.04% SUMMIT COUNTY SCHOOL DISTRICT RE-1, 6.55%, 12/01/2009, Prerefunded 12/01/2004 @ 100.00, FGIC

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.38
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2004
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CERTIFICATES OF PARTICIPATION                4.54%
GENERAL OBLIGATIONS BONDS                   63.84%
REVENUE BONDS                               27.31%
SHORT-TERM INVESTMENTS AND
NET OTHER ASSETS                             4.31%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  55

--------------------------------------------------------------------------------
                              Trustees and Officers
--------------------------------------------------------------------------------

     The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll free 1-800-392-CORE (2673).

                                                                                           NUMBER OF
                                            TERM OF                                      PORTFOLIOS IN       OTHER
                           POSITION(S)     OFFICE AND                                     FUND COMPLEX   DIRECTORSHIPS
                            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE(1)    THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS              TRUSTEE(3)     TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JACK D. HENDERSON(5)        Chairman       Since          Attorney, Jack D. Henderson,        10            None
Age 77                                     Dec. 12,       Self-Employed Attorney-
                                           1985           at-Law, 1952 to present.

MCNEIL S. FISKE             Trustee        Since          Chairman of the Board,              10            None
Age 70                                     Dec. 12,       MacCourt Products
                                           1985           (plastics manufacturer).

JAMES B. O'BOYLE            Trustee        Since          Business Consultant, 1986           10            None
Age 76                                     Dec. 12,       to present.
                                           1985

ROBERT L. STAMP             Trustee        Since          Retired                             10            None
Age 71                                     Dec. 12,
                                           1985

LYMAN E. SEELY              Trustee        Since          Director of McCall Oil and          10            None
Age 86                                     April 29,      Chemical Co., 1983 to
                                           1987           May 2004; Director of Great
                                                          Western Chemical Co., 1983
                                                          through May 2001; Director
                                                          of OECO, May 1983 through
                                                          2000.

--------------------------------------------------------------------------------
56                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                              Trustees and Officers
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                            TERM OF                                      PORTFOLIOS IN       OTHER
                           POSITION(S)     OFFICE AND                                     FUND COMPLEX   DIRECTORSHIPS
                            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY       HELD BY
NAME, ADDRESS AND AGE(1)    THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS              TRUSTEE(3)     TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

KENNETH V. PENLAND, CFA(6)  Trustee        Since          Retired; Chairman and               11           Blue Chip
Age 62                                     Nov. 8,        Executive Manager, Denver                          Value
                                           2000           Investment Advisors LLC                            Fund
                                                          (and its predecessor),
                                                          March 1983 through
                                                          December 2001; Chairman
                                                          and Director, Blue Chip Value
                                                          Fund, Inc., February 1987
                                                          to present.

OFFICERS

JEFFREY D. ADAMS, CFA       President      Since          Member and Executive                N/A             N/A
Age 44                                     Nov. 13,       Manager, Denver
Denver Investment                          2002           Investment Advisors LLC,
   Advisors LLC                                           August 1999 to present;
1225 17th Street-26th Fl.                                 Vice-President, Research
Denver, Colorado 80202                                    Analyst Denver
                                                          Investment Advisors LLC, July
                                                          1990 to July 1999; Vice
                                                          President Westcore Funds,
                                                          February 2002 through
                                                          November 2002.

JASPER R. FRONTZ,           Treasurer      Since          Treasurer, Blue Chip Value          N/A             N/A
CPA, CFA, Age 35                           Feb. 12,       Fund, Inc., November 1997
Denver Investment                          1997           to present; Vice President,
   Advisors LLC                                           May 2000 to present and
1225 17th Street-26th Fl.                                 Director of Mutual Fund
Denver, Colorado 80202                                    Administration, June 1997 to
                                                          present, Denver Investment
                                                          Advisors LLC; Registered
                                                          Representative, ALPS
                                                          Distributors, Inc., 1995
                                                          to present.


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[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  57

--------------------------------------------------------------------------------
                              Trustees and Officers
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                            TERM OF                                      PORTFOLIOS IN       OTHER
                           POSITION(S)     OFFICE AND                                     FUND COMPLEX   DIRECTORSHIPS
                            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE(1)    THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS              TRUSTEE(3)      TRUSTEE(4)
----------------------------------------------------------------------------------------------------------------------
DEREK J. MULLINS            Assistant        Since        Fund Controller, ALPS                N/A            N/A
Age 30                      Treasurer        Aug. 14,     Mutual Funds Services, Inc.,
ALPS Mutual Funds                            2002         May 1999 to present;
   Services, Inc.                                         Assistant Treasurer,
1625 Broadway                                             Stonebridge Funds Trust,
Suite 2200                                                December 1999 to present;
Denver, Colorado 80202                                    Assistant Secretary, Ameristock
                                                          Mutual Fund, Inc., March
                                                          2003 to present; Assistant
                                                          Secretary, Davis Park
                                                          Series Trust, March 2003
                                                          to present.

ERIN E. DOUGLAS             Secretary        Since        Associate General Counsel,           N/A            N/A
Age 27                                       July 8,      ALPS Mutual Funds Services,
ALPS Mutual Funds                            2004         Inc., January 2003 to present.
   Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

(1.) EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE, C/O WESTCORE
     TRUST, 1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202.
(2.) EACH TRUSTEE HOLDS OFFICES FOR AN INDEFINITE TERM UNTIL THE EARLIEST OF:
     (A) THE ELECTION OF HIS SUCCESSOR; (B) THE DATE A TRUSTEE DIES, RESIGNS, OR IS REMOVED, ADJUDGED INCOMPETENT, OR, HAVING BECOME INCAPACITATED BY ILLNESS OR INJURY, IS RETIRED BY THE BOARD OF TRUSTEES IN ACCORDANCE WITH THE TRUST'S AMENDED AND RESTATED DECLARATION OF TRUST; OR (C) THE TRUST TERMINATES. EACH OFFICER IS TYPICALLY ELECTED FOR A TERM OF ONE YEAR, SERVING UNTIL THE EARLIEST OF: (A) THE ELECTION OF HIS SUCCESSOR; (B) THE DATE THE OFFICER DIES, RESIGNS OR IS REMOVED BY THE BOARD OF TRUSTEES IN ACCORDANCE WITH THE TRUST'S CODE OF REGULATIONS; OR (C) THE TRUST TERMINATES.
(3.) THE FUND COMPLEX INCLUDES FUNDS WITH A COMMON INVESTMENT ADVISER OR AN
     ADVISER WHICH IS AN AFFILIATED PERSON. AS OF JULY 1, 2004, THERE ARE FOURTEEN FUNDS IN THE FUND COMPLEX, INCLUDING TEN WESTCORE FUNDS, THREE ARISTATA FUNDS AND BLUE CHIP VALUE FUND, INC., WHICH ARE ALSO ADVISED BY DENVER INVESTMENT ADVISORS LLC (THE "ADVISER" OR "DIA").
(4.) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND
     EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES REGISTERED UNDER THE 1940 ACT.
(5.) THE BOARD OF TRUSTEES DETERMINED THAT MR. HENDERSON MEETS THE DEFINITION OF
     "INDEPENDENT TRUSTEE" ON JULY 8, 2004.
(6.) MR. PENLAND IS CONSIDERED TO BE AN INTERESTED TRUSTEE BECAUSE OF HIS
     CONTINUED FINANCIAL INTEREST IN THE ADVISER.

--------------------------------------------------------------------------------
58                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                           Financial Table of Contents
--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS....................................................  60

     Westcore MIDCO Growth Fund.............................................  60

     Westcore Growth Fund...................................................  63

     Westcore Select Fund...................................................  66

     Westcore International Frontier Fund...................................  68

     Westcore Blue Chip Fund................................................  71

     Westcore Mid-Cap Opportunity Fund......................................  74

     Westcore Small-Cap Opportunity Fund....................................  77

     Westcore Flexible Income Fund..........................................  80

     Westcore Plus Bond Fund................................................  92

     Westcore Colorado Tax-Exempt Fund...................................... 102

STATEMENTS OF ASSETS AND LIABILITIES........................................ 111

STATEMENTS OF OPERATIONS.................................................... 115

STATEMENTS OF CHANGES IN NET ASSETS......................................... 119

FINANCIAL HIGHLIGHTS........................................................ 130

NOTES TO FINANCIAL STATEMENTS............................................... 150

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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE MIDCO GROWTH FUND

                                        SHARES    MARKET VALUE
                                        -------   ------------
COMMON STOCKS 98.96%
CAPITAL GOODS 2.12%
ENGINEERING & CONSTRUCTION 2.12%
Jacobs Engineering
   Group Inc.**                          85,600    $  3,817,760
TOTAL CAPITAL GOODS
(Cost $3,452,958)                                     3,817,760
---------------------------------------------------------------

CONSUMER CYCLICAL 22.75%
AUTOMOTIVE 1.45%
Gentex Corp.                             68,800       2,614,400

CONSUMER PRODUCTS 2.58%
Mattel Inc.                             124,900       2,183,252
Mohawk Industries Inc.**                 33,200       2,464,768
                                                   ------------
                                                      4,648,020

HOTEL - RESTAURANT - LEISURE 6.78%
Royal Caribbean
   Cruises Ltd.                          87,400       3,419,088
Starbucks Corp.**                        73,300       2,978,912
Starwood Hotels &
   Resorts Worldwide Inc.                69,100       2,914,638
Wendy's International Inc.               76,800       2,902,272
                                                   ------------
                                                     12,214,910

MEDIA - PUBLISHING - CABLE 6.70%
Getty Images Inc.**                      52,100       2,933,230
Netflix.com Inc.**                       78,200       2,582,164
RealNetworks Inc.**                     350,300       2,105,303
Sirius Satellite
   Radio Inc.**                         728,300       2,184,900
XM Satellite Radio
Holdings Inc.**                          90,200       2,271,236
                                                   ------------
                                                     12,076,833

RETAIL 5.24%
Bed Bath & Beyond Inc.**                 37,600       1,400,600
Family Dollar Stores Inc.                80,300       2,518,208
Ross Stores Inc.                        131,800       3,451,842
The Sports Authority
   Inc.**                                60,600       2,066,460
                                                   ------------
                                                      9,437,110
TOTAL CONSUMER CYCLICAL
(Cost $33,727,405)                                   40,991,273
---------------------------------------------------------------

CONSUMER STAPLES 4.72%
FOOD, BEVERAGES & TOBACCO 3.28%
Constellation
   Brands Inc.**                        109,000       3,924,000
McCormick & Co. Inc.                     56,200       1,992,290
                                                   ------------
                                                      5,916,290

HOUSEHOLD PRODUCTS 1.44%
Estee Lauder
   Companies Inc.                        56,600       2,591,714
TOTAL CONSUMER STAPLES
(Cost $6,456,997)                                     8,508,004
---------------------------------------------------------------

CREDIT SENSITIVE 7.97%
BANKS 2.10%
SouthTrust Corp.                        111,500       3,776,505

FINANCIAL SERVICES 2.87%
Eaton Vance Corp.                        56,600       2,088,540
T Rowe Price Group Inc.                  64,000       3,082,240
                                                   ------------
                                                      5,170,780

--------------------------------------------------------------------------------
60                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                        SHARES     MARKET VALUE
                                        -------    ------------
INSURANCE 3.00%
Ambac Financial
   Group Inc.                            41,650    $  2,880,097
HCC Insurance
   Holdings Inc.                         76,000       2,518,640
                                                   ------------
                                                      5,398,737
TOTAL CREDIT SENSITIVE
(Cost $11,673,464)                                   14,346,022
---------------------------------------------------------------

ENERGY 4.78%
ENERGY EQUIPMENT & SERVICES 2.72%
Nabors Industries Inc.**                 77,500       3,208,500
Noble Corp.**                            49,200       1,695,432
                                                   ------------
                                                      4,903,932

ENERGY PRODUCERS 2.06%
Apache Corp.                             92,094       3,716,914

TOTAL ENERGY
(Cost $5,574,800)                                     8,620,846
---------------------------------------------------------------

HEALTHCARE 26.38%
BIOTECHNOLOGY 8.37%
Abgenix Inc.**                          163,500       2,472,120
Biogen IDEC Inc.**                       76,705       4,767,216
Cephalon Inc.**                          50,100       2,698,887
Millennium
   Pharmaceuticals
   Inc.**                               167,600       2,498,916
Neurocrine
   Biosciences Inc.**                    46,200       2,646,798
                                                   ------------
                                                     15,083,937

DRUGS & HEALTHCARE PRODUCTS 5.98%
Beckman Coulter Inc.                     51,400       3,109,700
Endo Pharmaceuticals
   Holdings Inc.**                       72,800       1,648,192

OSI Pharmaceuticals
   Inc.**                                29,800       2,442,408
St. Jude Medical Inc.**                  46,900       3,576,594
                                                   ------------
                                                     10,776,894

HEALTHCARE SERVICES 12.03%
Aetna Inc.                               40,000       3,248,000
Apria Healthcare
   Group Inc.**                         121,700       3,417,336
Community Health
   Systems Inc.**                       103,800       2,646,900
Covance Inc.**                           76,600       2,774,452
DaVita Inc.**                            70,900       3,291,178
Manor Care Inc.                          82,500       2,584,725
Omnicare Inc.                            86,200       3,706,600
                                                   ------------
                                                     21,669,191

TOTAL HEALTHCARE
(Cost $36,667,158)                                   47,530,022
---------------------------------------------------------------

SERVICES 8.09%
BUSINESS SERVICES 8.09%
Certegy Inc.                             86,800       3,274,964
ChoicePoint Inc.**                       64,600       2,793,950
Cintas Corp.                             66,650       3,024,577
DST Systems Inc.**                       63,800       3,064,952
Fiserv Inc.**                            63,850       2,414,807
                                                   ------------
                                                     14,573,250

TOTAL SERVICES
(Cost $10,857,082)                                   14,573,250
---------------------------------------------------------------

TECHNOLOGY 22.15%
COMPUTER HARDWARE 1.04%
Tech Data Corp.**                        46,900       1,882,566

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                        SHARES     MARKET VALUE
                                        -------    ------------
COMPUTER SERVICES & SOFTWARE 8.73%
Avid Technology Inc.**                   54,200    $  2,819,484
Electronic Arts Inc.**                   50,700       2,577,081
Intuit Inc.**                            64,300       2,519,274
Macromedia Inc.**                       134,000       3,484,000
Quest Software Inc.**                   155,100       2,064,381
Symantec Corp.**                         49,300       2,257,940
                                                   ------------
                                                     15,722,160

ELECTRONICS 6.69%
ATI Technologies Inc.**                 166,400       2,740,608
Integrated Circuit
   Systems Inc.**                        88,100       2,419,226
Intersil Corp.                          113,900       2,845,375
Microchip Technology
   Inc.                                  76,750       2,433,742
Photronics Inc.**                        91,600       1,619,488
                                                   ------------
                                                     12,058,439

TELECOMMUNICATIONS 5.69%
Advanced Fibre
   Communications**                      77,900       1,464,520
Harris Corp.                             38,100       1,761,744
Level 3 Communications
   Inc.**                               791,300       3,086,070
UTStarcom Inc.**                        126,400       3,932,936
                                                   ------------
                                                     10,245,270

TOTAL TECHNOLOGY
(Cost $32,867,759)                                   39,908,435
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $141,277,623)                                 178,295,612
---------------------------------------------------------------

MUTUAL FUNDS 0.75%
Goldman Sachs
   Financial Square
   Prime                                481,742         481,742
Ishares Russell
Midcap Growth                            11,300         866,710
                                                   ------------
                                                      1,348,452

TOTAL MUTUAL FUNDS
(Cost $1,337,717)                                     1,348,452
---------------------------------------------------------------

Total Investments
(Cost $142,615,340)                       99.71%   $179,644,064
Other Assets in Excess
   of Liabilities                          0.29%        514,998
                                        -----------------------
Net Assets                               100.00%   $180,159,062
---------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
62                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE GROWTH FUND

                                        SHARES     MARKET VALUE
                                        -------    ------------
COMMON STOCKS 96.16%
BASIC MATERIALS 2.50%
MULTI-INDUSTRY 1.52%
ITT Industries Inc.                      15,450    $  1,244,497

TRANSPORTATION 0.98%
United Parcel Service
   Inc. - Class B                        11,200         803,264
TOTAL BASIC MATERIALS
(Cost $1,837,196)                                     2,047,761
---------------------------------------------------------------

CAPITAL GOODS 7.77%
AEROSPACE & DEFENSE 1.41%
General Dynamics Corp.                   12,100       1,157,123

ELECTRICAL EQUIPMENT 3.83%
General Electric Co.                    100,900       3,140,008

ENGINEERING & CONSTRUCTION 1.17%
Jacobs Engineering
   Group Inc.**                          21,500         958,900

MACHINERY 1.36%
Parker Hannifin Corp.                    20,100       1,116,756
TOTAL CAPITAL GOODS
(Cost $6,053,128)                                     6,372,787
---------------------------------------------------------------

CONSUMER CYCLICAL 16.76%
CONSUMER SOFT GOODS 1.14%
Nike Inc. - Class B                      13,200         939,180

HOTEL - RESTAURANT - LEISURE 2.86%
Starbucks Corp.**                        26,200       1,064,768
Starwood Hotels &
   Resorts Worldwide Inc.                30,400       1,282,272
                                                   ------------
                                                      2,347,040

MEDIA, PUBLISHING & CABLE 6.48%
Cox Communications
   Inc.**                                36,750       1,154,317
Getty Images Inc.**                      17,500         985,250
The News Corporation Ltd.                40,650       1,384,539
Univision Communications
   Inc. - Class A**                      42,550       1,385,003
XM Satellite Radio
   Holdings Inc.**                       16,000         402,880
                                                   ------------
                                                      5,311,989

RETAIL 6.28%
Bed Bath & Beyond Inc.**                 17,400         648,150
Costco Wholesale Corp.                   23,500         887,830
Lowe's Companies Inc.                    15,950         854,442
Target Corp.                             31,700       1,416,990
Wal-Mart Stores Inc.                     24,100       1,343,093
                                                   ------------
                                                      5,150,505

TOTAL CONSUMER CYCLICAL
(Cost $12,476,093)                                   13,748,714
---------------------------------------------------------------

CONSUMER STAPLES 4.21%
FOOD, BEVERAGES & TOBACCO 4.21%
Anheuser Busch
   Companies Inc.                        23,350       1,243,854
Constellation Brands
   Inc.**                                34,000       1,224,000
Hershey Foods Corp.                      11,100         984,903
                                                   ------------
                                                      3,452,757

TOTAL CONSUMER STAPLES
(Cost $3,086,901)                                     3,452,757
---------------------------------------------------------------

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                        SHARES     MARKET VALUE
                                        -------    ------------
CREDIT SENSITIVE 18.08%
BANKS 7.72%
Citigroup Inc.                           56,700    $  2,632,581
Fifth Third Bancorporation               13,550         735,630
SouthTrust Corp.                         41,200       1,395,444
State Street Corp.                       15,850         767,457
Wells Fargo & Co.                        13,650         802,620
                                                   ------------
                                                      6,333,732

FINANCIAL SERVICES 5.39%
JP Morgan Chase & Co.                    16,200         596,808
MBNA Corp.                               56,900       1,445,260
SEI Investments Co.                      32,150         948,104
T. Rowe Price Group Inc.                 29,700       1,430,352
                                                   ------------
                                                      4,420,524

INSURANCE 4.97%
Ambac Financial
   Group Inc.                            17,550       1,213,582
American International
   Group Inc.                            25,362       1,859,035
Principal Financial Group                28,800       1,006,560
                                                   ------------
                                                      4,079,177

TOTAL CREDIT SENSITIVE
(Cost $14,169,165)                                   14,833,433
---------------------------------------------------------------

ENERGY 6.47%
ENERGY EQUIPMENT & SERVICES 5.23%
Baker Hughs Inc.                         31,900       1,085,557
Nabors Industries Inc.**                 24,887       1,030,322
Noble Corp.**                            30,000       1,033,800
Schlumberger Ltd.                        19,950       1,140,542
                                                   ------------
                                                      4,290,221

ENERGY PRODUCERS 1.24%
Apache Corp.                             25,146       1,014,893
TOTAL ENERGY
(Cost $5,243,463)                                     5,305,114
---------------------------------------------------------------

HEALTHCARE 17.58%
BIOTECHNOLOGY 3.79%
Amgen Inc.**                             25,900       1,416,730
Biogen IDEC Inc.**                       11,490         714,103
Genentech Inc.**                         16,400         980,884
                                                   ------------
                                                      3,111,717

DRUGS & HEALTHCARE PRODUCTS 9.20%
Abbott Laboratories                      21,200         873,652
Barr Pharmaceuticals
   Inc.**                                20,700         902,934
Becton Dickinson & Co.                   20,400       1,026,528
Hospira Inc.**                           27,220         697,921
Johnson & Johnson                        10,900         607,239
Medtronic Inc.                           25,850       1,238,215
Pfizer Inc.                              62,300       2,201,682
                                                   ------------
                                                      7,548,171

HEALTHCARE EQUIPMENT & SUPPLIES 0.85%
Millipore Corp.**                        12,700         698,373

HEALTHCARE SERVICES 3.74%
Apria Healthcare
   Group Inc.**                          36,100       1,013,688
Cardinal Health Inc.                     17,000       1,151,070
Covance Inc.**                           24,850         900,067
                                                   ------------
                                                      3,064,825

TOTAL HEALTHCARE
(Cost $13,224,343)                                   14,423,086
---------------------------------------------------------------

SERVICES 3.34%
BUSINESS SERVICES 2.02%
ChoicePoint Inc.**                       23,850       1,031,512
Fiserv Inc.**                            16,500         624,030
                                                   ------------
                                                      1,655,542

--------------------------------------------------------------------------------
64                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                        SHARES     MARKET VALUE
                                        -------    ------------
CONSUMER SERVICES 1.32%
Cendant Corp.                            47,100    $  1,080,474
TOTAL SERVICES
(Cost $2,270,418)                                     2,736,016
---------------------------------------------------------------

TECHNOLOGY 19.45%
COMPUTER HARDWARE 3.09%
Dell Inc.**                              40,550       1,426,549
International Business
   Machines Corp.                        12,550       1,111,804
                                                   ------------
                                                      2,538,353

COMPUTER SERVICES & SOFTWARE 9.36%
eBay Inc.**                               4,800         426,240
Electronic Arts Inc.**                   11,700         594,711
First Data Corp.                         37,000       1,601,730
Microsoft Corp.                          87,300       2,300,355
SAP AG                                   34,300       1,385,720
Symantec Corp.**                         14,300         654,940
Veritas Software Co.**                   26,700         710,220
                                                   ------------
                                                      7,673,916

ELECTRONICS 3.74%
Intel Corp.                              45,700       1,304,735
Linear Technology Corp.                  23,750         941,925
Texas Instruments Inc.                   31,350         818,549
                                                   ------------
                                                      3,065,209

NETWORKING 1.45%
Cisco Systems Inc.**                     53,650       1,188,347

TELECOMMUNICATIONS 1.81%
Harris Corp.                             23,250       1,075,080
QUALCOMM Inc.                             6,100         409,127
                                                   ------------
                                                      1,484,207

TOTAL TECHNOLOGY
(Cost $14,707,500)                                   15,950,032
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $73,068,207)                                   78,869,700
---------------------------------------------------------------

MUTUAL FUNDS 4.60%
Goldman Sachs
   Financial Square Prime
   Obligations Fund -
   FST Shares                         3,769,713       3,769,713
TOTAL MUTUAL FUNDS
(Cost $3,769,713)                                     3,769,713
---------------------------------------------------------------
Total Investments                        100.76%   $ 82,639,413
(Cost $76,837,920)
Liabilities in Excess
   of Other Assets                        (0.76)%      (626,250)
                                     --------------------------
Net Assets                               100.00%   $ 82,013,163
---------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE SELECT FUND

                                        SHARES     MARKET VALUE
                                        -------    ------------
COMMON STOCKS 99.73%
CAPITAL GOODS 5.39%
ENGINEERING & CONSTRUCTION 5.39%
Jacobs Engineering
   Group Inc.**                           9,100    $    405,860
TOTAL CAPITAL GOODS
(Cost $375,081)                                         405,860
---------------------------------------------------------------

CONSUMER CYCLICAL 24.02%
CONSUMER PRODUCTS 5.13%
Mohawk Industries Inc.**                  5,200         386,048

HOTEL - RESTAURANT - LEISURE 9.75%
Royal Caribbean
   Cruises Ltd.                           9,600         375,552
Wendy's International Inc.                9,500         359,005
                                                   ------------
                                                        734,557

MEDIA, PUBLISHING & CABLE 4.93%
Getty Images Inc.**                       6,600         371,580

RETAIL 4.21%
Ross Stores Inc.                         12,100         316,899
TOTAL CONSUMER CYCLICAL
(Cost $1,379,600)                                     1,809,084
---------------------------------------------------------------

CONSUMER STAPLES 5.78%
FOOD, BEVERAGES & TOBACCO 5.78%
Constellation Brands
   Inc. - Class A**                      12,100         435,600
TOTAL CONSUMER STAPLES
(Cost $406,971)                                         435,600
---------------------------------------------------------------

CREDIT SENSITIVE 5.22%
BANKS 5.22%
SouthTrust Corp.                         11,600         392,892
TOTAL CREDIT SENSITIVE
(Cost $371,267)                                         392,892
---------------------------------------------------------------

ENERGY 4.82%
ENERGY PRODUCERS 4.82%
Apache Corp.                              9,000         363,240
TOTAL ENERGY
(Cost $270,312)                                         363,240
---------------------------------------------------------------

HEALTHCARE 18.73%
BIOTECHNOLOGY 4.24%
Millenium
   Pharmaceuticals Inc.**                21,400         319,074

HEALTHCARE SERVICES 14.49%
Aetna Inc.                                4,300         349,160
Apria Healthcare
   Group Inc.**                          12,800         359,424
Omnicare Inc.                             8,900         382,700
                                                   ------------
                                                      1,091,284

TOTAL HEALTHCARE
(Cost $1,200,177)                                     1,410,358
---------------------------------------------------------------

SERVICES 10.51%
BUSINESS SERVICES 10.51%
Certegy Inc.                             10,900         411,257
ChoicePoint Inc **                        8,800         380,600
                                                   ------------
                                                        791,857

TOTAL SERVICES
(Cost $703,027)                                         791,857
---------------------------------------------------------------

TECHNOLOGY 25.26%
COMPUTER SERVICES & SOFTWARE 14.75%
Avid Technology Inc.**                    7,100         369,342
Electronic Arts Inc.**                    7,200         365,976
Symantec Corp.**                          8,200         375,560
                                                   ------------
                                                      1,110,878

ELECTRONICS 5.14%
ATI Technologies Inc.**                  23,500         387,045

--------------------------------------------------------------------------------
66                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                        SHARES     MARKET VALUE
                                        -------    ------------
TELECOMMUNICATIONS 5.37%
UTStarcom Inc.**                         13,000    $    404,495
TOTAL TECHNOLOGY
(Cost $1,500,545)                                     1,902,418
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $6,206,980)                                     7,511,309
---------------------------------------------------------------

MUTUAL FUNDS 0.27%
Goldman Sachs
   Financial Square Prime
   Obligations Fund -
   FST Shares                            20,605          20,605
TOTAL MUTUAL FUNDS
(Cost $20,605)                                           20,605
---------------------------------------------------------------
Total Investments
(Cost $6,227,585)                        100.00%   $  7,531,914
Liabilities in Excess
   of Other Assets                         0.00%            (83)
                                        -----------------------
Net Assets                               100.00%   $  7,531,831
---------------------------------------------------------------
See Notes to Statements of Investments

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE INTERNATIONAL FRONTIER FUND

                                            SHARES    MARKET VALUE
                                           --------   ------------
COMMON STOCKS 94.95%
COMMERCIAL SERVICES 5.80%
ADVERTISING - MARKETING SERVICES 2.44%
Eniro AB (Sweden)                            43,368   $    340,301

MISCELLANEOUS COMMERCIAL SERVICES 3.36%
Techem AG (Germany)**                        20,200        467,444
TOTAL COMMERCIAL SERVICES
(Cost $630,512)                                            807,745
------------------------------------------------------------------

COMMUNICATIONS 1.83%
SPECIALTY TELECOMMUNICATIONS 1.83%
Genesys S.A. (France)**                     108,100        254,772
TOTAL COMMUNICATIONS
(Cost $380,374)                                            254,772
------------------------------------------------------------------

CONSUMER DURABLES 7.54%
HOME FURNISHINGS 4.65%
Hunter Douglas NV
   (Netherlands)                              8,770        409,103
Waterford Wedgwood
   Plc (Ireland)                          1,003,485        238,954
                                                      ------------
                                                           648,057

RECREATIONAL PRODUCTS 2.89%
Zapf Creation
   AG (Germany)                              18,950        402,187
TOTAL CONSUMER DURABLES
(Cost $1,059,588)                                        1,050,244
------------------------------------------------------------------

CONSUMER NON-DURABLES 3.12%
HOUSEHOLD - PERSONAL CARE 3.12%
McBride Plc
   (United Kingdom)                         169,105        434,064
TOTAL CONSUMER NON-DURABLES
(Cost $134,550)                                            434,064
------------------------------------------------------------------

CONSUMER SERVICES 11.55%
BROADCASTING 3.31%
SBS Broadcasting SA
   (Luxembourg)**                            14,681        460,249

MOVIES - ENTERTAINMENT 3.90%
Corp. Interamericana
   de Entretenimiento
   SA (Mexico)**                            128,992        273,549
Hit Entertainment Plc
   (United Kingdom)                          49,200        269,490
                                                      ------------
                                                           543,039

PUBLISHING - BOOKS - MAGAZINES 2.01%
Taylor & Francis Group
   Plc (United Kingdom)                      42,427        280,035

PUBLISHING - NEWSPAPERS 2.33%
Independent News &
   Media Plc (Ireland)                      137,200        325,031
TOTAL CONSUMER SERVICES
(Cost $1,116,122)                                        1,608,354
------------------------------------------------------------------

ELECTRONIC TECHNOLOGY 23.73%
COMPUTER PERIPHERALS 2.84%
Lectra SA (France)                           50,050        395,437

ELECTRONIC EQUIPMENT - INSTRUMENTS 4.42%
GSI Lumonics Inc.
   (Canada)**                                31,048        426,910

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                               SHARES    MARKET VALUE
                                              --------   ------------
Renishaw Plc
   (United Kingdom)                             21,930   $    187,970
                                                         ------------
                                                              614,880

SEMICONDUCTORS 13.79%
Elmos Semiconductor
   AG (Germany)                                 26,655        412,080
Melexis NV (Belgium)                            33,400        366,670
SEZ Holding AG
   (Switzerland)**                              13,440        428,036
Tower Semiconductor
   Ltd. (Israel)**                              50,923        270,401
Zarlink Semiconductor
   Inc. (Canada)**                             113,410        442,969
                                                         ------------
                                                            1,920,156

TELECOMMUNICATIONS EQUIPMENT 2.68%
VTECH Holdings Ltd.
   (Hong Kong)                                 230,600        372,799
TOTAL ELECTRONIC TECHNOLOGY
(Cost $2,491,626)                                           3,303,272
---------------------------------------------------------------------

HEALTH TECHNOLOGY 7.53%
MEDICAL SPECIALTIES 7.53%
Elekta AB (Sweden)**                            22,812        455,919
Fisher & Paykel
   Healthcare Corp. Ltd.
   (New Zealand)                                41,198        328,244
Getinge AB (Sweden)                             22,631        264,095
                                                         ------------
                                                            1,048,258

TOTAL HEALTH TECHNOLOGY
(Cost $609,158)                                             1,048,258
---------------------------------------------------------------------

INDUSTRIAL SERVICES 4.77%
ENGINEERING & CONSTRUCTION 2.18%
Chiyoda Corp. (Japan)**                         51,200        303,888

OILFIELD SERVICES - EQUIPMENT 2.59%
Prosafe ASA (Norway)                            16,424        359,741
TOTAL INDUSTRIAL SERVICES
(Cost $585,065)                                               663,629

PROCESS INDUSTRIES 4.73%
AGRICULTURAL COMMODITIES - MILLING 0.22%
Global Bio-Chem
   Technology Group
   Company Ltd.
   (Hong Kong)                                  42,000         30,986

CHEMICALS 2.06%
Victrex Plc
   (United Kingdom)                             47,730        286,597

INDUSTRIAL SPECIALITIES 2.45%
Tamron Co. Ltd. (Japan)                          7,800        340,864
TOTAL PROCESS INDUSTRIES
(Cost $599,888)                                               658,447
---------------------------------------------------------------------

PRODUCER MANUFACTURING 20.20%
AUTO PARTS - OEM 1.82%
Ion Ltd. (Australia)                           238,564        253,657

ELECTRICAL PRODUCTS 3.12%
Pfeiffer Vacuum Technology
   AG (Germany)                                 11,110        434,143

INDUSTRIAL MACHINERY 8.72%
Interpump Group
   SpA (Italy)                                 106,100        541,578
Munters AB (Sweden)                             14,956        371,129
Singulus Technologies
   AG (Germany)**                               15,800        300,603
                                                         ------------
                                                            1,213,310

OFFICE EQUIPMENT - SUPPLIES 3.40%
Neopost (France)                                 8,360        473,689

TRUCKS- CONSTRUCTION - FARM MACHINERY 3.14%
Pinguely-Haulotte
   (France)**                                   59,400        436,669
TOTAL PRODUCER MANUFACTURING
(Cost $2,197,101)                                           2,811,468
---------------------------------------------------------------------

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                            Statements of Investments
--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
RETAIL TRADE 1.80%
APPAREL - FOOTWEAR RETAIL 1.80%
Danier Leather Inc.
   (Canada)**                             36,519   $    250,222
TOTAL RETAIL TRADE
(Cost $351,154)                                         250,222
---------------------------------------------------------------

TECHNOLOGY SERVICES 2.35%
INFORMATION TECHNOLOGY SERVICES 2.35%
Faith Inc. (Japan)                            51        327,157
TOTAL TECHNOLOGY SERVICE
(Cost $ 346,825)                                        327,157
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $10,501,963)                                   13,217,632
---------------------------------------------------------------

MUTUAL FUNDS 5.05%
Barclays Prime Money
   Market                                 56,696         56,696
Goldman Sachs
   Financial Square
   Prime Obligations
   Fund - FST Shares                     647,008        647,008
                                                   ------------
                                                        703,704

TOTAL MUTUAL FUNDS
(Cost $703,704)                                         703,704
---------------------------------------------------------------
Total Investments
(Cost $11,205,667)                        100.00%  $ 13,921,336
Liabilities in Excess
   of Other Assets                         (0.00%)         (494)
                                        -----------------------
   Net Assets                             100.00%  $ 13,920,842
---------------------------------------------------------------
See Notes to Statements of Investments

COUNTRY BREAKDOWN AS OF MAY 31, 2004

COUNTRY                 MARKET VALUE     %
--------------------------------------------
Australia               $    253,657    1.82%
Belgium                      366,670    2.63%
Canada                     1,120,101    8.05%
France                     1,560,567   11.21%
Germany                    2,016,457   14.49%
Hong Kong                    403,785    2.90%
Ireland                      563,985    4.05%
Israel                       270,401    1.94%
Italy                        541,578    3.89%
Japan                        971,909    6.98%
Luxembourg                   460,249    3.31%
Mexico                       273,549    1.97%
Netherlands                  409,103    2.94%
New Zealand                  328,244    2.36%
Norway                       359,741    2.58%
Sweden                     1,431,444   10.29%
Switzerland                  428,036    3.07%
United Kingdom             1,458,156   10.47%
Cash Equivalents and
   Net Other Assets          703,210    5.05%
--------------------------------------------
                        $ 13,920,842     100%

--------------------------------------------------------------------------------
70                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE BLUE CHIP FUND

                                         SHARES    MARKET VALUE
                                        --------   ------------
COMMON STOCK 100.15%
BASIC MATERIALS 2.64%
FORESTRY & PAPER 2.64%
Bowater Inc.                              20,900   $    882,607
TOTAL BASIC MATERIALS
(Cost $1,004,352)                                       882,607
---------------------------------------------------------------

CAPITAL GOODS 6.64%
AEROSPACE & DEFENSE 3.14%
General Dynamics Corp.                     6,000        573,780
Raytheon Co.                              14,300        475,475
                                                   ------------
                                                      1,049,255

INDUSTRIAL PRODUCTS 3.50%
Parker Hannifin Corp.                     21,100      1,172,316
TOTAL CAPITAL GOODS
(Cost $1,727,147)                                     2,221,571
---------------------------------------------------------------

COMMERCIAL SERVICES 2.67%
IT SERVICES 2.67%
Computer Sciences
   Corp.**                                20,500        893,595
TOTAL COMMERCIAL SERVICES
(Cost $829,927)                                         893,595
---------------------------------------------------------------

COMMUNICATIONS 2.21%
TELECOMM SERVICE PROVIDERS 2.21%
ALLTEL Corp.                              14,600        739,198
TOTAL COMMUNICATIONS
(Cost $660,733)                                         739,198
---------------------------------------------------------------

CONSUMER CYCLICAL 13.43%
CLOTHING & ACCESSORIES 2.82%
TJX Companies Inc.                        37,900        944,089

GENERAL MERCHANDISE 2.77%
Target Corp.                              20,700        925,290

HOTELS & GAMING 1.68%
Starwood Hotels & Resorts
   Worldwide Inc.                         13,300        560,994

PUBLISHING & MEDIA 5.01%
Dow Jones &
   Company Inc.                           10,700        512,851
Viacom Inc. - Class B                     12,900        475,881
Walt Disney Co.                           29,200        685,324
                                                   ------------
                                                      1,674,056

RESTAURANTS 1.15%
Darden Restaurants Inc.                   17,100        384,750
TOTAL CONSUMER CYCLICAL
(Cost $3,198,999)                                     4,489,179
---------------------------------------------------------------

CONSUMER STAPLES 7.51%
FOOD & AGRICULTURAL PRODUCTS 6.42%
Bunge Ltd.                                13,600        505,104
Kraft Foods Inc.                          18,300        546,438
Tyson Foods Inc.                          53,400      1,095,768
                                                   ------------
                                                      2,147,310

HOME PRODUCTS 1.09%
Colgate Palmolive Co.                      6,400        366,080
TOTAL CONSUMER STAPLES
(Cost $1,885,955)                                     2,513,390
---------------------------------------------------------------

ENERGY 6.65%
EXPLORATION & PRODUCTION 1.94%
Devon Energy Corp.                        10,905        647,321

INTEGRATED OILS 3.32%
Occidental Petroleum
   Corp.                                  25,100      1,109,420

--------------------------------------------------------------------------------
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                            Statements of Investments
--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
OIL SERVICES 1.39%
Transocean Inc.**                         17,400   $    465,102
TOTAL ENERGY
(Cost $2,000,006)                                     2,221,843
---------------------------------------------------------------

FINANCIALS 23.26%
INSURANCE-REAL ESTATE BROKERS 2.30%
Willis Group Holdings Ltd.                21,600        770,256

INTEGRATED FINANCIAL SERVICES 2.91%
Citigroup Inc.                            20,966        973,451

PROPERTY CASUALTY INSURANCE 8.89%
Allstate Corp.                            15,100        664,098
AMBAC Financial
   Group Inc.                             10,000        691,500
American International
   Group Inc.                              8,600        630,380
Radian Group Inc.                         14,400        662,400
St. Paul Travelers Inc.                    8,139        322,956
                                                   ------------
                                                      2,971,334

SECURITIES & ASSET MANAGEMENT 6.05%
Goldman Sachs Group Inc.                   6,900        647,979
Lehman Brothers
   Holdings Inc.                           7,900        597,635
Merrill Lynch & Company
   Inc.                                   13,700        778,160
                                                   ------------
                                                      2,023,774

SPECIALTY FINANCE 3.11%
Freddie Mac                               17,800      1,039,342
TOTAL FINANCIALS
(Cost $6,576,440)                                     7,778,157
---------------------------------------------------------------

MEDICAL - HEALTHCARE 21.71%
DRUGS & HEALTHCARE PRODUCTS 0.95%
Medtronic Inc.                             6,600        316,140

HEALTHCARE SERVICES 5.78%
Aetna Inc.                                11,600        941,920
Pacificare Health
   Systems Inc.**                         26,800        989,724
                                                   ------------
                                                      1,931,644

PHARMACEUTICALS 14.98%
Abbott Laboratories                       15,500        638,755
Amgen Inc.**                              18,200        995,540
Barr Pharmaceuticals
   Inc.**                                 13,200        575,784
Mylan Laboratories Inc.                   45,700      1,019,567
Pfizer Inc.                               34,960      1,235,486
Teva Pharmaceutical
   Industries Ltd.                         8,200        542,594
                                                   ------------
                                                      5,007,726

TOTAL MEDICAL - HEALTHCARE
(Cost $6,607,778)                                     7,255,510
---------------------------------------------------------------

SERVICES 1.01%
CONSUMER SERVICES 1.01%
Cendant Corp.                             14,700        337,218
TOTAL SERVICES
(Cost $338,835)                                         337,218
---------------------------------------------------------------

TECHNOLOGY 12.42%
COMPUTER SOFTWARE 6.11%
Microsoft Corp.                           36,300        956,505
Network Associates Inc.**                 21,600        359,640
Verisign Inc.**                           40,100        727,414
                                                   ------------
                                                      2,043,559

ELECTRONIC EQUIPMENT 0.92%
American Power
   Conversion                             17,000        307,700

SEMICONDUCTORS 5.39%
Altera Corp.**                            21,400        489,846
Intel Corp.                               33,700        962,135

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
National Semiconductor
   Corp.**                                16,200   $    351,054
                                                   ------------
                                                      1,803,035

TOTAL TECHNOLOGY
(Cost $3,972,547)                                     4,154,294
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $28,802,719)                                   33,486,562
---------------------------------------------------------------

MUTUAL FUNDS 1.94%
Goldman Sachs
   Financial Square Prime
   Obligations Fund -
   FST Shares                            649,788        649,788
TOTAL MUTUAL FUNDS
(Cost $649,788)                                         649,788
---------------------------------------------------------------
Total Investments
(Cost $29,452,507)                        102.09%  $ 34,136,350
Liabilities in Excess
   of Other Assets                         (2.09)%     (697,847)
                                        -----------------------
Net Assets                                100.00%  $ 33,438,503
---------------------------------------------------------------
See Notes to Statements of Investments

--------------------------------------------------------------------------------
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                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE MID-CAP OPPORTUNITY FUND

                                         SHARES    MARKET VALUE
                                        --------   ------------
COMMON STOCKS 98.03%
BASIC MATERIALS 5.50%
FORESTRY & PAPER 5.50%
Abitibi-Consolidated Inc.                 23,600   $    167,796
Bowater Inc.                               4,550        192,147
Crown Holdings Inc.**                     37,600        335,768
Pactiv Corp.**                            11,500        271,170
                                                   ------------
                                                        966,881

TOTAL BASIC MATERIALS
(Cost $929,453)                                         966,881
---------------------------------------------------------------

CAPITAL GOODS 4.55%
INDUSTRIAL PRODUCTS 1.28%
Parker Hannifin Corp.                      4,050        225,018

MACHINERY 1.48%
Terex Corp.**                              8,800        259,512

TRANSPORTATION EQUIPMENT & PARTS 1.79%
Cummins Inc.                               5,400        314,496
TOTAL CAPITAL GOODS
(Cost $601,987)                                         799,026
---------------------------------------------------------------

COMMERCIAL SERVICES 7.98%
BUSINESS PRODUCTS & SERVICES 3.39%
CDI Corp.                                 10,700        355,133
Maximus Inc.**                             6,700        240,798
                                                   ------------
                                                        595,931

DISTRIBUTORS & WHOLESALERS 1.22%
Aramark Worldwide Corp.-
   Class B                                 7,800        214,422

ENVIROMENTAL - POLLUTION CONTROL 1.09%
Waste Connections Inc.**                   4,500        191,250

IT SERVICES 2.28%
Computer Sciences Corp.**                  9,200        401,028
TOTAL COMMERCIAL SERVICES
(Cost $1,247,385)                                     1,402,631
---------------------------------------------------------------

COMMUNICATIONS 0.80%
TELECOMM SERVICE PROVIDERS 0.80%
IDT Corp.**                                3,700         65,083
IDT Corp. - Class B**                      4,200         75,600
                                                   ------------
                                                        140,683

TOTAL COMMUNICATIONS
(Cost $110,636)                                         140,683
---------------------------------------------------------------

CONSUMER CYCLICAL 15.28%
DEPARTMENT STORES 0.90%
Federated Department
   Stores Inc.                             3,300        157,443

HOTELS & GAMING 4.19%
Caesars Entertainment
   Inc.**                                 20,700        285,039
Starwood Hotels & Resorts
   Worldwide Inc.                         10,700        451,326
                                                   ------------
                                                        736,365

MOTOR VEHICLE PARTS 0.85%
Cooper Tire & Rubber Co.                   7,100        149,739

OTHER CONSUMER SERVICES 1.18%
Cendant Corp.                              9,000        206,460

RECREATION & LEISURE 1.11%
Mattel Inc.                               11,200        195,776

RESTAURANTS 3.22%
Brinker International
   Inc.**                                  9,100        336,336

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
Darden Restaurants Inc.                   10,200   $    229,500
                                                   ------------
                                                        565,836

SPECIALTY RETAIL 3.83%
Foot Locker Inc.                          18,200        429,520
Office Depot Inc.**                       14,900        243,466
                                                   ------------
                                                        672,986

TOTAL CONSUMER CYCLICAL
(Cost $2,477,086)                                     2,684,605
---------------------------------------------------------------

CONSUMER STAPLES 5.19%
FOOD & AGRICULTURAL PRODUCTS 5.19%
Bunge Ltd.                                 7,800        289,692
Delta & Pine Land Co.                      8,600        199,348
Tyson Foods Inc.                          20,600        422,712
                                                   ------------
                                                        911,752

TOTAL CONSUMER STAPLES
(Cost $545,597)                                         911,752
---------------------------------------------------------------

ENERGY 6.67%
EXPLORATION & PRODUCTION 4.85%
Denbury Resources Inc.**                  36,300        667,920
Devon Energy Corp.                         3,101        184,075
                                                   ------------
                                                        851,995

OIL SERVICES 1.82%
Key Energy Services Inc.**                16,400        158,752
Transocean Inc.**                          6,000        160,380
                                                   ------------
                                                        319,132

TOTAL ENERGY
(Cost $976,484)                                       1,171,127
---------------------------------------------------------------

FINANCIALS 13.42%
INSURANCE - REAL ESTATE BROKERS 1.89%
Willis Group Holdings Ltd.                 9,300        331,638

LIFE & HEALTH INSURANCE 2.53%
Scottish RE Group Ltd.                    11,800        259,600

Stancorp Financial
   Group Inc.                              2,900        185,861
                                                   ------------
                                                        445,461

PROPERTY CASUALTY INSURANCE 5.05%
AMBAC Financial
   Group Inc.                              3,200        221,280
PMI Group Inc.                             8,700        375,579
Radian Group Inc.                          6,300        289,800
                                                   ------------
                                                        886,659

SECURITIES & ASSET MANAGEMENT 3.95%
Affiliated Managers
   Group Inc.**                            7,250        353,437
Lehman Brothers
   Holdings Inc.                           4,500        340,425
                                                   ------------
                                                        693,862

TOTAL FINANCIALS
(Cost $2,050,666)                                     2,357,620
---------------------------------------------------------------

INTEREST RATE SENSITIVE 1.99%
SPECIALTY FINANCE 1.99%
American Capital
   Strategies Ltd.                        13,100        350,163
TOTAL INTEREST RATE SENSITIVE
(Cost $336,801)
---------------------------------------------------------------

MEDICAL - HEALTHCARE 14.97%
HEALTHCARE SERVICES 6.53%
Aetna Inc.                                 5,800        470,960
Pacificare Health
   Systems Inc.**                         18,300        675,819
                                                   ------------
                                                      1,146,779

MEDICAL TECHNOLOGY 2.23%
CTI Molecular Imaging
   Inc.**                                 28,800        392,832

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                            Statements of Investments
--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
PHARMACEUTICALS 6.21%
Barr Pharmaceuticals
   Inc.**                                  6,375   $    278,078
K-V Pharmaceutical
   Co. - Class A**                        16,200        413,100
Mylan Laboratories Inc.                   17,900        399,349
                                                   ------------
                                                      1,090,527

TOTAL MEDICAL - HEALTHCARE
(Cost $2,516,889)                                     2,630,138
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) 1.57%
OFFICE PROPERTIES 1.57%
Boston Properties
   Inc. BXP                                5,600        276,416
TOTAL REITS
(Cost $262,202)                                         276,416
---------------------------------------------------------------

TECHNOLOGY 15.26%
COMPUTER SOFTWARE 12.41%
Activision Inc.**                         20,550        325,101
Macromedia Inc.**                         21,100        548,600
Netiq Corp.**                             24,400        323,300
Network Associates Inc.**                 19,400        323,010
United Online Inc.**                      21,700        407,743
Verisign Inc.**                           13,900        252,146
                                                   ------------
                                                      2,179,900

SEMICONDUCTORS 2.85%
Altera Corp.**                             7,500        171,675
Fairchild Semiconductor
   International Inc.**                    8,100        159,732
National Semiconductor
   Corp.**                                 7,800        169,026
                                                   ------------
                                                        500,433

TOTAL TECHNOLOGY
(Cost $2,086,383)                                     2,680,333
---------------------------------------------------------------

TRANSPORTATION 2.95%
TRUCKING - SHIPPING - AIR FREIGHT 2.95%
Teekay Shipping Corp.                      7,600        263,796
Werner Enterprises Inc.                   13,300        253,897
TOTAL TRANSPORTATION
(Cost $399,948)                                         517,693
---------------------------------------------------------------

UTILITIES 1.90%
ELECTRIC - GAS UTILITIES 1.90%
DPL Inc.                                  16,900        333,775
TOTAL UTILITIES
(Cost $280,411)                                         333,775
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $14,821,928)                                   17,222,843
---------------------------------------------------------------

MUTUAL FUNDS 2.49%
Goldman Sachs
   Financial Square Prime
   Obligations Fund -
   FST Shares                            436,785        436,785
TOTAL MUTUAL FUNDS
(Cost $436,785)                                         436,785
---------------------------------------------------------------
Total Investments
(Cost $15,258,713)                       100.52%   $ 17,659,628
Liabilities in Excess
of Other Assets                          (0.52%)        (91,764)
                                        -----------------------
Net Assets                               100.00%   $ 17,567,864
---------------------------------------------------------------
See Notes to Statements of Investments

--------------------------------------------------------------------------------
76                         Annual Report May 31, 2004                     [LOGO]
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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                         SHARES    MARKET VALUE
                                        --------   ------------
COMMON STOCKS 95.85%
BASIC MATERIALS 6.22%
FORESTRY & PAPER 3.83%
Bowater Inc.                              11,400   $    481,422
Crown Holdings Inc.**                     91,900        820,667
                                                   ------------
                                                      1,302,089

OTHER MATERIALS (RUBBER & PLASTIC) 2.39%
A. Schulman Inc.                          20,400        407,388
Spartech Corp.                            17,800        407,264
                                                   ------------
                                                        814,652

TOTAL BASIC MATERIALS
(Cost $1,846,439)                                     2,116,741
---------------------------------------------------------------

CAPITAL GOODS 8.66%
ELECTRIC EQUIPMENT 2.14%
General Cable Corp.**                     91,000        728,910

INDUSTRIAL PRODUCTS 1.68%
Paxar Corp.**                             31,100        573,173

MACHINERY 1.61%
Terex Corp.**                             18,600        548,514

TRANSPORTATION EQUIPMENT & PARTS 3.23%
Cummins Inc.                              10,100        588,224
Oshkosh Truck Corp.                        9,900        512,325
                                                   ------------
                                                      1,100,549

TOTAL CAPITAL GOODS
(Cost $2,225,417)                                     2,951,146
---------------------------------------------------------------

COMMERCIAL SERVICES 3.37%
BUSINESS PRODUCTS & SERVICES 2.27%
CDI Corp.                                 20,100        667,119
NCO Group Inc.**                           4,200        104,118
                                                   ------------
                                                        771,237

ENVIRONMENTAL - POLLUTION CONTROL 1.10%
Waste Connections Inc.**                   8,800        374,000
TOTAL COMMERCIAL SERVICES
(Cost $940,632)                                       1,145,237
---------------------------------------------------------------

COMMUNICATIONS 3.09%
TELECOMM SERVICE PROVIDERS 2.65%
Cable Design
   Technologies Inc.**                    69,500        579,630
IDT Corp.**                               18,300        321,897
                                                   ------------
                                                        901,527

TELECOMM EQUIPMENT & SOLUTIONS 0.44%
Telular Corp.**                           13,400        148,861
TOTAL COMMUNICATIONS
(Cost $1,042,125)                                     1,050,388
---------------------------------------------------------------

CONSUMER CYCLICAL 9.81%
CLOTHING & ACCESSORIES 3.30%
Charlotte Russe
   Holding Inc.**                         16,500        305,085
Kellwood Co.                              10,900        443,630
Quiksilver Inc.**                         16,200        375,354
                                                   ------------
                                                      1,124,069

HOTELS & GAMING 3.41%
Prime Hospitality Corp.**                 39,800        394,418
WMS Industries Inc.**                     25,000        767,500
                                                   ------------
                                                      1,161,918

SPECIALTY RETAIL 1.87%
CSK Auto Corp.**                          37,100        636,265

VEHICLE PARTS 1.23%
Cooper Tire & Rubber Co.                  19,900        419,691
TOTAL CONSUMER CYCLICAL
(Cost $2,523,238)                                     3,341,943
---------------------------------------------------------------

--------------------------------------------------------------------------------
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                            Statements of Investments
--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
CONSUMER STAPLES 6.54%
FOOD & AGRICULTURAL PRODUCTS 4.92%
Delta and Pine Land Co.                   18,300   $    424,194
Pilgrim's Pride Corp.                     46,500      1,249,920
                                                   ------------
                                                      1,674,114

GROCERY AND CONVENIENCE STORES 1.62%
Pathmark Stores Inc.**                    81,900        552,825
TOTAL CONSUMER STAPLES
(Cost $1,668,477)                                     2,226,939
---------------------------------------------------------------

ENERGY 8.24%
EXPLORATION AND PRODUCTION 8.24%
ATP Oil and Gas Corp.**                   50,900        301,328
Denbury Resources Inc.**                  70,600      1,299,040
Meridian Resource
   Corp.**                               163,400      1,205,892
                                                   ------------
                                                      2,806,260
TOTAL ENERGY
(Cost $2,285,975)                                     2,806,260
---------------------------------------------------------------

FINANCIALS 14.75%
INSURANCE - REAL ESTATE BROKERS 3.06%
Clark Inc.**                              59,600      1,041,808

LIFE & HEALTH INSURANCE 4.32%
Delphi Financial Group -
   Class A                                 8,030        323,448
Scottish Annuity & Life
   Holdings Ltd.                          31,500        693,000
UICI**                                    22,900        455,252
                                                   ------------
                                                      1,471,700

OTHER BANKS 3.14%
First Community Bancorp                   19,400        704,220
First Republic Bank                        8,900        362,764
                                                   ------------
                                                      1,066,984

SPECIALITY FINANCE 1.46%
Advanta Corp. - Class B                   31,400        498,004

SECURITIES & ASSET MANAGEMENT 1.38%
Affiliated Managers
   Group**                                 9,650        470,437

THRIFTS 1.39%
FirstFed Financial Corp.**                11,500        474,835
TOTAL FINANCIALS
(Cost $4,305,857)                                     5,023,768
---------------------------------------------------------------

MEDICAL - HEALTHCARE 11.51%
HEALTHCARE SERVICES 1.31%
Province Healthcare Co.**                 27,750        444,555

MEDICAL PRODUCTS & SUPPLIES 3.22%
Cytyc Corp.**                             15,800        346,020
Ocular Sciences Inc.**                    22,400        748,384
                                                   ------------
                                                      1,094,404

MEDICAL TECHNOLOGY 2.40%
CTI Molecular Imaging
   Inc.**                                 59,900        817,036

PHARMACEUTICALS 4.58%
Cell Therapeutics Inc.**                  60,400        422,800
K-V Pharmaceutical Co. -
   Class A**                              31,600        805,800
Par Pharmaceutical
   Companies Inc.**                        7,800        328,770
                                                   ------------
                                                      1,557,370

TOTAL MEDICAL - HEALTHCARE
(Cost $3,834,434)                                     3,913,365
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) 3.08%
Innkeepers USA Trust                      81,300        729,261
Manufactured Home
   Communities Inc.                       10,300        319,815
                                                   ------------
                                                      1,049,076

TOTAL REITS
(Cost $1,051,817)                                     1,049,076
---------------------------------------------------------------

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--------------------------------------------------------------------------------

                                         SHARES    MARKET VALUE
                                        --------   ------------
TECHNOLOGY 15.94%
COMPUTER SOFTWARE 7.77%
Activision Inc.**                         24,700   $    390,754
Macromedia Inc.**                         27,300        709,800
Netiq Corp.**                             49,000        649,250
United Online Inc.**                      40,400        759,116
Verisity Ltd.**                           24,800        134,416
                                                   ------------
                                                      2,643,336

ELECTRIC EQUIPMENT 4.73%
Artesyn Technologies
   Inc.**                                 36,200        330,868
BEI Technologies Inc.                     20,200        538,734
Radisys Corp.**                           44,400        739,704
                                                   ------------
                                                      1,609,306

SEMICONDUCTOR CAPITAL EQUIPMENT 3.44%
FEI Co.**                                 21,300        531,435
Semitool Inc.**                           55,800        638,910
                                                   ------------
                                                      1,170,345

TOTAL TECHNOLOGY
(Cost $5,028,143)                                     5,422,987
---------------------------------------------------------------

TRANSPORTATION 4.64%
TRUCKING - SHIPPING - AIR FREIGHT 4.64%
Marten Transportation
   Ltd.**                                 18,500        321,160
Stelmar Shipping Ltd.                     18,600        584,040
Tsakos Energy Navigation
   Ltd.                                   22,900        674,405
                                                   ------------
                                                      1,579,605

TOTAL TRANSPORTATION
(Cost $1,254,481)                                     1,579,605
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $28,007,035)                                   32,627,455
---------------------------------------------------------------

MUTUAL FUNDS 2.92%
Goldman Sachs Financial
   Square Prime Obligations
   Fund - FST Shares                     993,738        993,738
TOTAL MUTUAL FUNDS
(Cost $993,738)                                         993,738
---------------------------------------------------------------
Total Investments
   (Cost $29,000,773)                      98.77%  $ 33,621,193
Other Assets in Excess
of Liabilities                              1.23%       418,538
                                        -----------------------
Net Assets                                100.00%  $ 34,039,731
---------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
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                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE FLEXIBLE INCOME FUND

                                                                              SHARES     MARKET VALUE
                                                                            ----------   ------------
COMMON STOCKS 10.48%
FINANCIAL 8.58%
FINANCIAL SERVICES 0.96%
Allied Capital Corp.                                                            20,000   $    540,600
Apollo Investment Co.                                                            3,500         46,655
                                                                                         ------------
                                                                                              587,255

REAL ESTATE INVESTMENT TRUSTS (REITS) 7.62%
APARTMENTS 0.05%
Post Properties Inc.                                                             1,000         29,100

DIVERSIFIED 0.19%
iStar Financial Inc.                                                             3,000        114,750

HEALTHCARE 1.32%
Health Care Property Investors Inc.                                             14,000        336,420
Healthcare Realty Trust Inc.                                                    13,000        475,150
                                                                                         ------------
                                                                                              811,570

HOTELS 0.19%
FelCor Lodging Trust Inc.**                                                      3,000         31,920
Host Marriott Corp.**                                                            7,100         87,046
                                                                                         ------------
                                                                                              118,966

MORTGAGE 0.78%
Anthracite Capital Inc.                                                         40,000        478,800

OFFICE PROPERTY 2.84%
American Financial Realty Trust                                                 12,000        170,760
Equity Office Properties Trust                                                  40,000      1,078,000
HRPT Properties Trust                                                           25,000        246,250
Maguire Properties Inc.                                                         10,000        246,000
                                                                                         ------------
                                                                                            1,741,010

REGIONAL MALLS 0.57%
The Mills Corp.                                                                  8,000        351,600

SHOPPING CENTERS 0.51%
Weingarten Realty Investors                                                     10,000        309,700

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80                         Annual Report May 31, 2004                     [LOGO]

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING
                                                             MOODY'S/S&P*     SHARES     MARKET VALUE
                                                             ------------   ----------   ------------
WAREHOUSE - INDUSTRIAL 1.17%
First Industrial Realty Trust Inc.                                              20,000   $    716,800
TOTAL FINANCIAL
(Cost $5,077,149)                                                                           5,259,551
-----------------------------------------------------------------------------------------------------

INDUSTRIAL 0.94%
OTHER INDUSTRIAL 0.46%
Plum Creek Timber Co. Inc.                                                       5,000        156,600
Rayonier Inc.                                                                    3,000        126,000
                                                                                         ------------
                                                                                              282,600

TELECOM & RELATED 0.48%
Allstream Inc.:
   Class A**                                                                        19          1,012
   Class B**                                                                     1,032         54,077
MCI Inc. - Class A**                                                            15,946        235,602
                                                                                         ------------
                                                                                              290,691
TOTAL INDUSTRIAL
(Cost $723,708)                                                                               573,291
-----------------------------------------------------------------------------------------------------

UTILITIES & ENERGY 0.96%
ENERGY - NON UTILITY 0.96%
Kinder Morgan Inc.                                                                   1             60
Kinder Morgan Management LLC**                                                   1,166         43,666
Northern Border Partners LP                                                     14,000        547,400
                                                                                         ------------
                                                                                              591,126
TOTAL UTILITIES & ENERGY
(Cost $570,457)                                                                               591,126
-----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $6,371,314)                                                                           6,423,968
-----------------------------------------------------------------------------------------------------

NONCONVERTIBLE PREFERRED STOCKS 18.90%
FINANCIAL 13.18%
FINANCIAL SERVICES 0.82%
First Republic Capital Trust II, Series B, 8.75% (1)(7)        NR/BB            20,000        502,500

INSURANCE 0.42%
Delphi Financial Group Inc., 8.00%, 05/15/2033                 Ba1/BBB          10,000        253,500

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING
                                                             MOODY'S/S&P*     SHARES     MARKET VALUE
                                                             ------------   ----------   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) 11.94%
APARTMENTS 0.58%
Apartment Investment and Management Co.:
   Series G, 9.375%                                            Ba3/B+            7,000   $    184,940
   Series T, 8.00%                                             Ba3/B+            7,000        169,400
                                                                                         ------------
                                                                                              354,340

DIVERSIFIED 2.07%
Capital Automotive, Series B, 8.00%                            NR/NR            20,000        517,000
Colonial Properties Trust:
   Series C, 9.25%                                             Ba1/BB+           4,000        105,000
   Series D, 8.125%                                            Ba1/BB+           6,000        152,700
iStar Financial Inc.:
   Series E, 7.875%                                            Ba3/B+            8,000        197,920
   Series G, 7.65%                                             Ba3/B+            8,000        195,600
Vornado Realty Trust, Series C, 8.50%                          Baa3/BBB-         4,000        103,000
                                                                                         ------------
                                                                                            1,271,220

HEALTHCARE 2.47%
Health Care Property Investors Inc., Series F, 7.10%           Baa3/BBB         10,000        240,000
Health Care REIT Inc., Series D, 7.875%                        Ba2/BB+          10,000        251,700
LTC Properties Inc., Series F, 8.00%                           NR/NR            10,000        248,000
Nationwide Health Properties Inc., 7.677%                      Ba1/BB+             950         90,250
Omega Healthcare Investors, Series D, 8.375%                   NR/B             12,500        314,454
SNH Capital Trust I, 10.125%, 06/15/2041                       Ba3/BB-          14,000        373,100
                                                                                         ------------
                                                                                            1,517,504

HOTELS 2.37%
Felcor Lodging, Series B, 9%                                   B3/CCC           10,000        250,500
Hospitality Properties, Series B, 8.875%                       Ba1/BB+          15,000        399,000
Host Marriot Corp.:
   Class C, 10.00%                                             B3/CCC+          16,000        429,600
   Class E, 8.875% (6)                                         B3/CCC+          15,000        375,000
                                                                                         ------------
                                                                                            1,454,100

MANUFACTURED HOMES 0.61%
Affordable Residential, Series A, 8.25%                        NR/NR            15,000        375,750

MORTGAGE 0.26%
Anthracite Capital Inc., Series C, 9.375%                      NR/NR             6,000        156,120

OFFICE PROPERTY 2.42%
Brandywine Realty, Series C, 7.50%                             NR/NR             8,000        194,600
Crescent Real Estate, Series A, 6.75%                          B3/NR            15,000        315,000
Glimcher Realty Trust, Series G, 8.125%                        Ba3/B            12,000        295,800

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82                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING
                                                             MOODY'S/S&P*     SHARES     MARKET VALUE
                                                             ------------   ----------   ------------
Highwoods Properties Inc., Series A, 8.625%                    Ba3/BB+              50   $     51,703
Maguire Properties Inc., Series A, 7.625%                      NR/NR            15,500        379,750
SL Green Realty Corp., Series C, 7.625%                        NR/NR            10,000        246,500
                                                                                         ------------
                                                                                            1,483,353

REGIONAL MALLS 0.57%
The Mills Corp., Series C, 9.00%                               NR/NR            10,000        262,500
Taubman Centers Inc., Series A, 8.30%,                         B1/B+             3,400         85,612
                                                                                         ------------
                                                                                              348,112

SHOPPING CENTERS 0.34%
Kramont Realty Trust, Series E, 8.25%                          B3/NR             8,000        207,750

STORAGE 0.17%
Public Storage, Inc., Series R, 8.00%                          Baa2/BBB+         4,000        103,520

WAREHOUSE - INDUSTRIAL 0.08%
First Industrial Realty Trust Inc., Series E, 7.90%            Baa3/BBB-         2,000         50,620
TOTAL FINANCIAL
(Cost $8,156,465)                                                                           8,078,389
-----------------------------------------------------------------------------------------------------

INDUSTRIAL 3.02%
AIRLINES 0.64%
AMR Corp., 7.875%, 07/13/2039                                  Caa2/NR          10,000        176,500
Delta Air Lines Inc., 8.125%, 07/01/2039                       NR/CCC           18,000        216,000
UAL Corp. Capital Trust, Series T, 13.25% (5)**                D/D               1,000          1,275
                                                                                         ------------
                                                                                              393,775

AUTOS 0.70%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033           Baa3/BB          10,000        254,800
General Motors Corp., 7.375%, 05/15/2048                       Baa1/BBB+         7,000        174,650
                                                                                         ------------
                                                                                              429,450

CABLE & MEDIA 0.31%
Shaw Communications Inc., 8.875%, 09/28/2049                   Ba3/B+           10,000        190,605

LEISURE 0.50%
Hilton Hotels Corp., 8.00%, 08/15/2031                         Ba1/BBB-         12,000        304,200

OTHER INDUSTRIAL 0.87%
RC Trust I, Series C, 7.00%, 05/14/2006                        Ba1/BB           10,000        532,188
TOTAL INDUSTRIAL
(Cost $2,035,587)                                                                           1,850,218
-----------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                             BOND RATING
                                                             MOODY'S/S&P*     SHARES     MARKET VALUE
                                                             ------------   ----------   ------------
UTILITIES & ENERGY 2.70%
ENERGY - NON UTILITY 1.08%
Coastal Finance I, 8.375%, 06/30/2038                          Caa3/CCC-        10,000   $    210,500
El Paso Tennessee Pipeline, 8.25%                              Ca/NR            10,000        455,938
                                                                                         ------------
                                                                                              666,438

UTILITIES 1.62%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031        Ba1/BB            4,000        107,080
Duke Energy Corp., Series B, 8.00%, 11/16/2004                 NR/NR             4,000         52,560
EIX Trust I, Series A, 7.875%, 07/26/2029                      Ba3/B+            2,000         50,500
NVP Capital I, Series A, 8.20%, 03/31/2037                     B3/CCC+          10,000        246,100
REI Trust I, Series C, 7.20%, 03/31/2048                       Ba3/BB+          12,000        283,560
TECO Capital Trust I, 8.50%, 01/31/2041                        Ba3/NR           10,000        253,700
                                                                                         ------------
                                                                                              993,500
TOTAL UTILITIES & ENERGY
(Cost $1,634,039)                                                                           1,659,938
-----------------------------------------------------------------------------------------------------
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,826,091)                                                                         11,588,545
-----------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS 2.88%
INDUSTRIAL 1.43%
AIRLINES 0.27%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030       C/CCC             7,500        165,938

AUTOS 1.16%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032             Baa2/BB          10,000        537,500
General Motors Corp., Series B, 5.25%, 03/06/2032              Baa1/BBB          7,000        171,500
                                                                                         ------------
                                                                                              709,000
TOTAL INDUSTRIAL
(Cost $807,390)                                                                               874,938
-----------------------------------------------------------------------------------------------------

UTILITIES & ENERGY 1.45%
ENERGY - NON UTILITY 1.45%
AES Trust III, 6.75%, 10/15/2029                               Ca/CCC+          10,000        416,250
Calpine Capital Trust II, 5.50%, 02/01/2005                    Caa3/CCC          4,000        169,000
El Paso Corp., Series A, 9.00%, 08/16/2005                     Caa1/NR           3,000         84,375
The Williams Companies, Inc., 9.00%, 02/16/2005                B3/B+            16,000        218,000
                                                                                         ------------
                                                                                              887,625
TOTAL UTILITIES & ENERGY
(Cost $833,415)                                                                               887,625
-----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,640,805)                                                                           1,762,563
-----------------------------------------------------------------------------------------------------

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84                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
CORPORATE BONDS 51.90%
EMERGING MARKETS 0.30%
Federal Republic of Brazil, 8.25%, 01/20/2034                  B2/B+           250,000   $    183,125
TOTAL EMERGING MARKETS
(Cost $236,842)                                                                               183,125
-----------------------------------------------------------------------------------------------------

FINANCIAL 3.51%
FINANCIAL SERVICES 0.83%
Emigrant Capital Trust, 4.09%, 12/10/2033 (1)(2)               NR/BBB-         500,000        500,936
Finova Capital Corp., 7.50%, 11/15/2009                        NR/NR            15,000          8,400
                                                                                         ------------
                                                                                              509,336

INSURANCE 0.91%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046            Ba1/BB          150,000        154,928
Provident Financing Trust, 7.405%, 03/15/2038                  Ba2/B+          250,000        203,036
Zurich Reinsurance, 7.125%, 10/15/2023                         Baa1/BBB        200,000        197,948
                                                                                         ------------
                                                                                              555,912

REAL ESTATE INVESTMENT TRUSTS (REITS) 1.77%
DIVERSIFIED 0.67%
iStar Financial Inc.:
   8.75%, 08/15/2008                                           Ba1/BB+          40,000         44,147
   5.70%, 03/01/2014 (1)                                       Ba1/BB+         400,000        365,530
                                                                                         ------------
                                                                                              409,677

HOTELS 0.08%
Felcor Suites LP, 7.625%, 10/01/2007                           B1/B-            50,000         50,875

REAL ESTATE MANAGEMENT SERVICES 0.40%
LNR Property Corp., Series A, 7.25%, 10/15/2013                Ba3/B+          250,000        243,750

SHOPPING CENTERS 0.21%
Price Development Co. LP, 7.29%, 03/11/2008                    Baa3/BB+        125,000        131,520

WAREHOUSE - INDUSTRIAL 0.41%
First Industrial Realty, 6.236%, 09/30/2049 (6)                Baa3/BBB-           250        250,000
TOTAL FINANCIAL
(Cost $2,172,556)                                                                           2,151,070
-----------------------------------------------------------------------------------------------------

INDUSTRIAL 40.41%
AIRLINES 8.98%
American Airlines, Pass-Through Certificates,
   Series 2001-01, Class A-2, 6.817%, 05/23/2011 (4)           Ba1/BBB         750,000        667,506

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--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Atlas Air, Inc.:
   Pass-Through Certificates, Series 1999-1,
   Class A-2, 6.88%, 07/02/2009 (4)                            NR/NR           900,000   $    837,138
   Pass-Through Certificates, Series 1999-1,
   Class A-1, 7.20%, 01/02/2019 (3)(4)                         NR/NR           110,916        104,674
Continental Airlines, Inc.:
   Pass-Through Certificates, Series 1998-3,
   Class A-2, 6.32%, 11/01/2008                                Baa3/A           50,000         48,877
   Pass-Through Certificates, Series 1997-1B ,
   7.461%, 04/01/2013 (4)                                      Ba3/B+           91,446         75,494
   Pass-Through Certificates, Series 1999-1,
   Class B, 6.795%, 08/02/2018 (4)                             Ba2/BBB-        283,985        236,753
   Pass-Through Certificates, Series 1999-2,
   Class B, 7.566%, 03/15/2020 (4)                             Ba2/BBB-        224,451        182,949
Delta Air Lines, Inc.,
   10.00%, 08/15/2008 (1)                                      NR/CCC        1,214,000        631,280
   Pass-Through Certificates, Series 2000-1,
   Class A-1, 7.379%, 05/18/2010 (4)                           Baa3/BBB-        35,350         33,702
   Pass-Through Certificates, Series 2001-1,
   Class A-1, 6.619%, 03/18/2011 (4)                           Baa3/BBB-        34,203         32,516
   Pass-Through Certificates, Series 2001-1,
   Class B, 7.711%, 09/18/2011 (4)                             Ba3/B+          100,000         64,449
JetBlue Airways Corp., Series 2004-1C,
   5.53%, 03/15/2008 (4)                                       Ba1/BB+         500,000        511,493
Northwest Airlines, Corp. :
   Series 1999-2B, 7.95%, 03/01/2015 (4)                       Ba1/BBB+        360,300        297,161
   Series 1999-1B, 7.36%, 02/01/2020 (4)                       Ba3/BB          370,280        253,736
United Air Lines, Inc.:
   Equipment Trust, Pass-Through Certificates,
   Series 92-A2, 9.35%, 04/07/2016 (5)**                       D/D             475,000        260,540
   Pass-Through Certificates, Series 2000-2,
   Class A-2, 7.186%, 4/01/2011 (4)(5)                         NR/BBB-       1,079,734        948,444
   Pass-Through Certificates, Series 95-A1,
   9.02%, 04/19/2012 (5)**                                     D/D             478,512        225,937
US Airways Inc., Pass-Through Certificates,
   Series 1998-1, Class A, 6.85%, 01/30/2018 (4)               Ba1/BBB-         98,365         90,477
                                                                                         ------------
                                                                                            5,503,126

AUTOS 8.06%
Dana Corp., 6.50%, 03/01/2009                                  Ba3/BB           50,000         51,250
Ford Motor Co.:
   9.215%, 09/15/2021                                          Baa1/BBB-       300,000        325,908
   7.45%, 07/16/2031                                           Baa1/BBB-     2,000,000      1,900,814

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86                         Annual Report May 31, 2004                     [LOGO]

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------

General Motors Corp., 8.25%, 07/15/2023                        Baa1/BBB      1,750,000   $  1,812,288
Tenneco Automotive Inc., Series B, 10.25%,
   07/15/2013                                                  B2/CCC+         250,000        278,750
Visteon Corp., 7.00%, 03/10/2014                               Ba1/BB+         600,000        574,500
                                                                                         ------------
                                                                                            4,943,510

CABLE & MEDIA 2.49%
Charter Communication Holdings Capital Corp.:
   8.25%, 04/01/2007                                           Ca/CCC-         100,000         93,500
   11.125%, 01/15/2011                                         Ca/CCC-         600,000        525,000
Echostar DBS Corp., 4.819%, 10/01/2008 (2)                     Ba3/BB-         250,000        259,688
Rogers Cable Inc., 5.50%, 03/15/2014                           Ba2/BBB-        475,000        418,422
Time Warner Inc., 9.15%, 02/01/2023                            Baa1/BBB+       125,000        153,897
XM Satellite Radio Inc., 12.00%, 06/15/2010                    Caa1/CCC+        70,000         78,750
                                                                                         ------------
                                                                                            1,529,257

CHEMICALS 0.89%
Borden Inc., 7.875%, 02/15/2023                                B2/BB-           75,000         69,375
Solutia Inc., 11.25%, 07/15/2009 (5)**                         D/D             250,000        237,188
Union Carbide Chemical & Plastics Co.,
   7.875%, 04/01/2023                                          B1/BBB-         250,000        237,500
                                                                                         ------------
                                                                                              544,063

HEALTHCARE 4.03%
Biovail Corp. , 7.875%, 04/01/2010                             B2/BB-          250,000        243,750
Columbia - HCA Inc., 7.19%, 11/15/2015                         Ba1/BBB-        422,000        427,392
HCA Inc., 5.75%, 03/15/2014                                    Ba1/BBB-        250,000        232,527
Tenet Healthcare Corp., 7.375%, 02/01/2013                     B3/B-         1,750,000      1,566,250
                                                                                         ------------
                                                                                            2,469,919

LEISURE 5.41%
Boyd Gaming Corp., 6.75%, 04/15/2014 (1)                       B1/B+           250,000        236,250
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)                     Baa3/BBB         50,000         52,503
Kerzner International, 8.875%, 08/15/2011                      B2/B+           250,000        265,000
MGM Mirage Inc., 8.375%, 02/01/2011                            Ba2/BB-         100,000        108,500
Mirage Resorts Inc., 7.25%, 08/01/2017                         Ba1/BB+         100,000         97,500
Mohegan Tribal Gaming Authority, 8.00%,
   04/01/2012                                                  Ba3/BB-         250,000        266,875
Premier Entertainment Biloxi, 10.75%,
   02/01/2012 (1)                                              B3/B-           250,000        261,250
Royal Caribbean Cruises Ltd.:
   6.75%, 03/15/2008                                           Ba2/BB+         250,000        258,750
   7.50%, 10/15/2027                                           Ba2/BB+         172,000        159,960
Seneca Gaming Corp., 7.25%, 05/01/2012                         B2/BB-          100,000         99,500

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                           Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Starwood Hotels & Resorts Worldwide Inc.,
   7.75%, 11/15/2025                                           Ba1/BB+         444,000   $    415,140
Station Casinos Inc., 6.875%, 03/01/2016 (1)                   B1/B+           500,000        472,500
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)         Baa3/BB+         96,296        100,272
Venetian Casino Resort, LLC, 11.00%, 06/15/2010                B3/B-           450,000        519,188
                                                                                         ------------
                                                                                            3,313,188

OTHER INDUSTRIAL 6.31%
Allegheny Ludlum Corp., 6.95%, 12/15/2025                      B1/B+           405,000        352,350
Amerigas Partners LP, Series B, 8.875% 05/20/2011              B2/BB-          100,000        106,500
Cummins Engine Company Inc., 5.65%, 03/01/2098                 Ba2/BB+         200,000        132,000
Freeport-McMoran Company Inc.,
   6.875%, 02/01/2014 (1)                                      B2/B-           500,000        437,500
The Goodyear Tire & Rubber Co.,
   7.857%, 08/15/2011                                          B3/B            350,000        305,375
IDEX Corp., 6.875%, 02/15/2008                                 Baa3/BBB         75,000         80,405
Kennametal Inc., 7.20%, 06/15/2012                             Ba1/BBB          50,000         52,866
Leucadia National Corp:
   8.65%, 01/15/2027                                           Ba2/BB          561,000        558,195
   7.75%, 08/15/2013                                           Ba2/BBB-        500,000        517,500
Levi Strauss & Co., 7.00%, 11/01/2006                          Ca/CCC          250,000        225,625
Solo Cup Co., 8.50%, 02/15/2014 (1)                            B3/B-           250,000        251,250
Toys R Us Inc., 7.375%, 10/15/2018                             Ba2/BB          200,000        185,000
U.S. Steel Corp., 9.75%, 05/15/2010                            B1/BB-          175,000        193,813
Winn-Dixie Stores Inc., 8.875%, 12/16/2017                     B1/B            500,000        472,500
                                                                                         ------------
                                                                                            3,870,879

TELECOM & RELATED 4.24%
American Tower Corp.:
   9.375%, 02/01/2009                                          Caa1/CCC        200,000        215,000
   7.50%, 05/01/2012 (1)                                       Caa1/CCC        500,000        483,750
Level 3 Communications, Inc., 12.875% 3/15/2010                Caa2/CC         200,000        143,000
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)                 Caa2/CCC-       450,000        398,250
Lucent Technologies:
   5.50%, 11/15/2008                                           Caa1/B          100,000         93,500
   6.45%, 03/15/2029                                           Caa1/B           50,000         38,000
Nortel Networks Ltd., 6.125%, 02/15/2006                       B3/B-           175,000        171,719
Qwest Corp.:
   7.50%, 06/15/2023                                           Ba3/B-          375,000        329,063
   6.875%, 09/15/2033                                          Ba3/B-          276,000        223,560
Qwest Services Corp., 14.00%, 12/15/2014 (1)                   Caa1/CCC+        27,000         32,130
Rogers Wireless Inc., 6.375%, 03/01/2014 (1)                   Ba3/BB+         250,000        235,625
Time Warner Telecom LLC, Inc. 9.75%, 07/15/2008                B3/CCC+         250,000        235,000
                                                                                         ------------
                                                                                            2,598,597

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88                         Annual Report May 31, 2004                     [LOGO]

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING      PRINCIPAL
                                                             MOODY'S/S&P*   AMOUNT/SHARES   MARKET VALUE
                                                             ------------   -------------   ------------
TOTAL INDUSTRIAL
(Cost $25,611,148)                                                                          $ 24,772,539

UTILITIES & ENERGY 7.68%
ENERGY - NON UTILITY 2.70%
AES Corp., 8.875%, 2/15/2011                                   B3/B-              800,000        814,000
Calpine Corp., 8.75%, 07/15/2013 (1)                           NR/NR              200,000        167,500
Chesapeake Energy Corp., 7.5%, 06/15/2014                      Ba3/BB-             50,000         51,875
Duke Capital Corp., 4.302%, 05/18/2006                         Baa3/BBB-          275,000        280,626
Dynegy Holdings Inc., 8.75%, 02/15/2012                        Caa2/CCC+          150,000        135,750
Enron Corp.:
   6.75%, 07/01/2005 (5)(6)**                                  D/D                150,000          1,500
   8.25%, 09/15/2012 (5)(6)**                                  D/D              2,025,000         20,250
Northern Border Pipeline, 6.25%, 05/01/2007                    A3/A-               75,000         80,653
Tennessee Gas Pipeline Co., 7.00%, 03/15/2027                  B1/B-              100,000        103,750
                                                                                            ------------
                                                                                               1,655,904

UTILITIES 4.98%
Aquila, 8.00%, 03/01/2023                                      Caa1/NR            150,000        124,125
Centerpoint Energy Inc.,
   Series B, 7.25%, 09/01/2010                                 Ba2/BBB-           150,000        158,787
DPL Capital Trust II, 8.125%, 09/01/2031                       B1/B               300,000        286,500
Illinois Power Co., 11.50%, 12/15/2010                         B1/B               300,000        355,500
Indianapolis Power & Light:
   6.30%, 07/01/2013 (1)                                       Baa2/BB+           100,000        103,475
   7.05%, 02/01/2024                                           Baa2/BB+           250,000        250,789
Mirant Americas Generation, LLC, 8.50%,
   10/01/2021 (5)**                                            D/D                200,000        143,000
Nevada Power Co.:
   Series A, 8.25%, 06/01/2011                                 Ba2/NR             250,000        266,875
   Series E, 10.875%, 10/15/2009                               Ba2/NR              25,000         28,250
   9.00%, 08/15/2013 (1)                                       Ba2/NR             250,000        274,688
PG&E Corp., 6.875%, 07/15/2008 (1)                             NR/NR              100,000        105,500
Portland General Electric, 7.875%, 03/15/2010                  Baa3/BBB           100,000        108,843
Power Receivables Financing LLC,
   6.29%, 01/01/2012 (1)                                       Baa2/BBB            98,299        100,277
TECO Energy Inc., 7.20%, 05/01/2011                            Ba2/BB+            400,000        396,000
WPD Holdings, 7.25%, 12/15/2017 (1)                            Baa2/BBB-          350,000        349,091
                                                                                            ------------
                                                                                               3,051,700

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                  89

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
TOTAL UTILITIES & ENERGY
(Cost $4,714,438)                                                                        $  4,707,604
-----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $32,734,984)                                                                         31,814,338
-----------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS &
MORTGAGE-BACKED SECURITIES 8.99%
ASSET-BACKED SECURITIES 0.94%
Ace Securities Corp., 2004-IN1,
   Class B, 02/25/2014 (4)(6)(7)                               NR/NR           300,000        231,860
Vanderbilt Mortgage Finance, Series 2002-B,
   Class B-1, 5.85%, 04/07/2018                                Baa2/BBB        375,000        349,418
                                                                                         ------------
                                                                                              581,278

COLLATERALIZED DEBT OBLIGATIONS 7.34%
AHR, Series 2003-1A, Class G, 4.05%,
   01/23/2014 (1)(4)(6)(7)                                     NR/BBB-         500,000        500,000
CREST Ltd., Series 2004-1A, Class E1,
   5.23%, 03/28/2017 (1)(2)(4)(6)(7)                           NR/BB           500,000        500,000
CREST Ltd., Series 2003-1A, Class PS,
   8.50%, 08/28/2012 (1)(4)(7)(8)                              NR/BB-          200,000        102,000
CREST Ltd., Series 2003-2A:
   Class E1, 6.53%, 12/28/2013 (1)(2)(6)(7)                    Ba3/BB          250,000        250,000
   Class PS, 6.00%, 12/28/2013 (1)(6)(7)(8)                    NR/BB-          413,450        199,985
Denali Capital CLO III Ltd., Series 3A,
   Class B2L, 9.28%, 07/21/2010 (1)(2)(4)(6)(7)                Ba2/BB          250,000        241,122
I-Preferred Term Securities I Ltd.,
   Subordinate Income Notes, 22.00%,
   12/04/2012 (1)(4)(6)(7)(8)                                  NR/NR           100,000        100,000
MM Community Funding II Ltd.,
   Series 2I, 21.28%, 12/15/2011 (1)(4)(6)(7)(8)               NR/NR           500,000        475,000
Preferred Term Securities VI Ltd.,
   Subordinate Income Notes, 24.569%,
   07/03/2012 (1)(4)(6)(7)(8)                                  NR/NR           100,000        100,000
Preferred Term Securities X Ltd.,
   Subordinate Income Notes, 19.00%,
   07/03/2013 (1)(4)(6)(7)(8)                                  NR/NR           150,000        150,000
Preferred Term Securities XI Ltd.,
   Subordinate Income Notes, 19.00%,
   10/03/2013 (1)(4)(6)(7)(8)                                  NR/NR           150,000        150,000
Preferred Term Securities XII Ltd.,
   Subordinate Income Notes, 19.00%,
   12/24/2013 (1)(4)(6)(7)(8)                                  NR/NR           250,000        250,000

--------------------------------------------------------------------------------
90                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                               BOND RATING    PRINCIPAL
                                                               MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                               ------------   ----------   ------------
Preferred Term Securities XIII Ltd.,
   Subordinate Income Notes, 18.00%, 03/24/2014 (1)(4)(7)(8)      NR/NR          500,000   $    519,312
Regional Diversified Funding, Series 2004-1,
   16.849%, 02/15/2014 (1)(4)(6)(7)(8)                            NR/NR          500,000        475,000
TIAA Real Estate CDO Ltd., Series 2003-1A,
   Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)                   NR/NR          250,000        250,000
Tricadia, 2003-1, Class PS, 17.575%,
   12/15/2013 (1)(4)(6)(7)(8)                                     NR/NR          250,000        237,500
                                                                                           ------------
                                                                                              4,499,919
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.71%
Global Signal Trust, 2004-1, Class E, 5.395%,
   1/15/2009 (1)(4)                                               NR/BBB-        450,000        432,708

TOTAL ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS
& MORTGAGE-BACKED SECURITIES
(Cost $5,510,314)                                                                             5,513,905
-------------------------------------------------------------------------------------------------------

MUTUAL FUNDS 6.00%
Barclays Prime Money Market Fund                                                 789,009        789,009
Goldman Sachs Financial Square Prime
   Obligations Fund - FST Shares                                               2,887,578      2,887,578
TOTAL MUTUAL FUNDS
(Cost $3,676,587)                                                                             3,676,587
-------------------------------------------------------------------------------------------------------

Total Investments (Cost $61,760,095)                                               99.19%  $ 60,779,906
Other Assets in Excess of Liabilities                                               0.81%       522,369
                                                                              -------------------------
Net Assets                                                                        100.00%  $ 61,302,275
-------------------------------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE PLUS BOND FUND

                                                             BOND RATING
                                                             MOODY'S/S&P*     SHARES     MARKET VALUE
                                                             ------------   ----------   ------------
NONCONVERTIBLE PREFERRED STOCKS 5.61%
FINANCIAL 4.49%
REAL ESTATE INVESTMENT TRUSTS (REITS) 4.49%
APARTMENTS 0.52%
Apartment Invetment and Management Co.,
Series T, 8.00%                                                Ba3/B+            9,000   $    217,800
BRE Properties Inc., Series C, 6.75%                           Baa3/BBB         10,000        235,000
                                                                                         ------------
                                                                                              452,800

DIVERSIFIED 1.53%
Colonial Properties Trust:
   Series C, 9.25%                                             Ba1/BB+          10,000        262,500
   Series D , 8.125%                                           Ba1/BB+          12,000        305,400
iStar Financial:
   Series E, 7.8755                                            Ba3/B+            7,000        173,180
   Series G, 7.65%                                             Ba3/B+           12,000        293,400
   Series I, 7.50%                                             Ba3/B+           12,500        293,750
                                                                                         ------------
                                                                                            1,328,230

HEALTH CARE 0.36%
Omega Healthcare Investors, Series D, 8.375%                   B3/B-            12,500        314,454

MANUFACTURED HOMES 0.56%
Affordable Residential, Series A, 8.25%                        NR/NR            19,500        488,475

SHOPPING CENTERS 0.58%
New Plan Excel Realty Trust, Series E, 7.625%                  Baa3/BBB-        12,000        303,960
Taubman Centers Inc., Series A, 8.30%                          B1/B+             8,000        201,440
                                                                                         ------------
                                                                                              505,400

STORAGE 0.27%
Public Storage, Inc., Series R, 8.00%                          Baa2/BBB+         9,000        232,920

WAREHOUSE - INDUSTRIAL 0.67%
First Industrial Realty Trust Inc., 6.236% (6)                 Baa3/BBB-           575        575,000
TOTAL FINANCIAL
(Cost $3,911,695)                                                                           3,897,279
-----------------------------------------------------------------------------------------------------

INDUSTRIAL 1.12%
AUTOMOBILES 0.29%
General Motors Corp., 7.375%, 05/15/2048                       Baa1/BBB+        10,000        249,500

--------------------------------------------------------------------------------
92                         Annual Report May 31, 2004                     [LOGO]

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING      PRINCIPAL
                                                             MOODY'S/S&P*   AMOUNT/SHARES   MARKET VALUE
                                                             ------------   -------------   ------------
OTHER INDUSTRIAL 0.83%
RC Trust I, Series C, 7.00% 05/15/2006                         Ba1/BB              13,500   $    718,454
TOTAL INDUSTRIAL
(Cost $972,453)                                                                                  967,954
--------------------------------------------------------------------------------------------------------
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,884,148)                                                                              4,865,233
--------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS 0.48%
INDUSTRIAL 0.48%
AUTOMOBILES 0.48%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032             Baa2/BB              5,000        268,750
General Motors Corp., Series B, 5.25%, 03/06/2032              Baa1/BBB             6,000        147,000
                                                                                            ------------
                                                                                                 415,750
TOTAL INDUSTRIAL
(Cost $400,000)                                                                                  415,750
--------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $400,000)                                                                                  415,750
--------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS 0.32%
INDUSTRIAL 0.32%
TELECOM & RELATED 0.32%
Corning Inc., Zero Coupon, 3.50%, 11/08/2015 (2)               Ba2/BB+            350,000        274,312
TOTAL INDUSTRIAL
(Cost $235,338)                                                                                  274,312
--------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(Cost $235,338)                                                                                  274,312
--------------------------------------------------------------------------------------------------------

CORPORATE BONDS 60.78%
FINANCIAL 24.41%
FINANCIAL SERVICES 8.89%
BB&T Corp., 5.20%, 12/23/2015                                  A2/A-              400,000        383,904
Bear Stearns Co.:
   3.25%, 03/25/2009                                           A1/A               500,000        472,968
   5.00%, 10/25/2033                                           Aaa/AAA            410,317        404,751
Citigroup Inc., 7.25%, 10/01/2010                              Aa2/A+             550,000        618,919
Emigrant Capital Trust, 4.23%, 12/10/2033 (1)                  NR/BBB             500,000        500,935
Fifth Third Bancorp, 5.20%, 03/01/2019                         Aa1/AA-            800,000        745,444
General Electric Capital Corp., Series A,
   6.90%, 09/15/2015                                           Aaa/AAA            375,000        414,371
General Motors Acceptance Corp.,
   2.04%, 01/16/2007 (2)                                       A3/BBB             500,000        498,632

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Huntington National Bank, 5.375%, 02/28/2019                   A2/A-           425,000   $    402,368
International Lease Finance Corp., 5.875%, 05/01/2013          A1/AA-          200,000        204,717
M & T Bank, 3.85%, 04/01/2013                                  A3/A-           376,000        369,094
Marshall & Ilsley Bank, 2.90%, 08/18/2009                      Aa3/A+          650,000        637,294
Pemex Finance Ltd., 7.80%. 02/15/2013, MBIA                    Aaa/AAA         150,000        173,236
Wachovia Corp., 3.50%, 08/15/2008                              Aa3/A           700,000        682,465
Washington Mutual Inc., 4.00%, 01/15/2009                      A3/A-           500,000        489,967
Wells Fargo & Co.:
   3.50%, 04/04/2008                                           Aa1/AA-         325,000        319,921
   5.00%, 11/15/2014                                           Aa2/A+          400,000        385,635
                                                                                         ------------
                                                                                            7,704,621

INSURANCE 4.26%
Aetna Services, Inc., 7.125%, 08/15/2006                       Aa3/A+          500,000        544,888
American International Group Inc.,
   4.25%, 05/15/2013 (1)                                       Aaa/AAA         500,000        462,162
Berkshire Hathaway Inc., 4.625%, 10/15/2013 (1)                Aaa/AAA         400,000        381,656
Commerce Group Inc., 5.95%, 12/09/2013                         Baa2/BBB        200,000        198,780
Fund American Companies, Inc., 5.875%, 05/15/2013              Baa2/BBB-       400,000        398,650
Meridian Funding Co. LLC, 2.01%, 11/24/2009 (1)(2)             Aaa/AAA         400,000        400,387
Phoenix Home Life Mutual, 6.95%, 12/01/2006 (1)                Baa2/BBB+       950,000      1,009,779
Zurich Reinsurance, 7.125%, 10/15/2023                         Baa1/BBB        300,000        296,923
                                                                                         ------------
                                                                                            3,693,225

REAL ESTATE INVESTMENT TRUSTS (REITS) 11.26%
APARTMENTS 1.22%
BRE Properties Inc., 7.45%, 01/15/2011                         Baa2/BBB        400,000        448,230
Colonial Realty LP, 7.00%, 07/14/2007                          Baa3/BBB-       300,000        326,743
United Dominion Realty Trust, 3.90%, 03/15/2010                Baa3/BBB        300,000        281,756
                                                                                         ------------
                                                                                            1,056,729

DIVERSIFIED 1.64%
iStar Financial Inc.,
   8.75%, 08/15/2008                                           Ba1/BB+          95,000        104,849
   5.70%, 03/10/2014 (1)                                       Ba1/BB+         450,000        411,221
Vornado Realty LP:
   5.625%, 06/15/2007                                          Baa2/BBB        200,000        211,853
   4.75%, 12/01/2010                                           Baa2/BBB        235,000        229,501
Washington REIT, 5.25%, 01/15/2014                             Baa1/A-         475,000        463,238
                                                                                         ------------
                                                                                            1,420,662

HEALTHCARE 2.92%
Columbia/ HCA Inc. 7.19%, 11/15/2015                           Ba1/BBB-        700,000        708,945
HCA Inc., 5.75%, 03/15/2014                                    Ba1/BBB-        200,000        186,022
Health Care Property Investors Inc., 6.00%, 03/01/2015         Baa2/BBB+       450,000        455,255

--------------------------------------------------------------------------------
94                         Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Healthcare Realty Trust Inc.:
   8.125%, 05/01/2011                                          Baa3/BBB-       350,000   $    402,326
   5.125%, 04/01/2014                                          Baa3/BBB-       400,000        371,532
Health Care REIT Inc., 6.00%, 11/15/2013                       Baa3/BBB-       250,000        249,035
Senior House Properties Trust, 8.625%, 01/15/2012              Ba2/BB+         150,000        162,375
                                                                                         ------------
                                                                                            2,535,490

HOTELS 0.29%
Felcor Suites LP, 7.625%, 10/01/2007                           B1/B-           250,000        254,375

OFFICE PROPERTY 1.38%
Boston Properties LP, 5.00%, 06/01/2015                        Baa2/BBB        300,000        277,566
Chelsea GCA Realty Partnership, LP, 7.25%, 10/21/2007          Baa2/BBB        300,000        328,506
EOP Operating Partnership Ltd., 8.10%, 08/01/2010              Baa1/BBB+       325,000        371,236
HRPT Properties Trust, 5.75%, 02/15/2014                       Baa2/BBB        225,000        219,868
                                                                                         ------------
                                                                                            1,197,176

REGIONAL MALLS 0.39%
The Rouse Co., 8.00%, 04/30/2009                               Baa3/BBB-       300,000        340,694

SHOPPING CENTERS 2.94%
Developers Diversified Realty, 7.00%, 3/19/2007                Baa3/BBB        350,000        378,777
Kimco Realty Corp., Series C, 5.98%, 07/30/2012                Baa1/A-         400,000        410,046
Price Development Co. LP, 7.29%, 03/11/2008                    Baa3/BB+        550,000        578,690
Weingarten Realty Investors:
   7.00%, 07/15/2011                                           A3/A            550,000        614,162
   6.64%, 07/15/2026                                           A3/A            545,000        568,049
                                                                                         ------------
                                                                                            2,549,724

WAREHOUSE - INDUSTRIAL 0.48%
Centerpoint Properties Corp., 6.75%, 04/01/2005                Baa2/BBB        400,000        412,642
TOTAL FINANCIAL
(Cost $21,080,573)                                                                         21,165,338
-----------------------------------------------------------------------------------------------------

INDUSTRIAL 24.70%
AIRLINES 6.48%
America West Airlines Inc., Pass - Through Certificates,
   Series 1999-1, Class G, 7.93%, 01/02/2019, AMBAC(4)         Aaa/AAA         148,357        161,262
Atlas Air Inc., Series 1991-1 A-2, 6.88%, 07/02/2009(4)        NR/NR         1,000,000        930,153
Continental Airlines, Inc.:
   Pass-Through Certificates, Series 1998-3,
   Class A-2, 6.32%, 11/01/2008                                Baa3/A          200,000        195,506
   Pass-Through Certificates, Series 1999-2,
   Class B, 7.566%, 03/15/2020 (4)                             Ba2/BBB+        179,561        146,359

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Delta Air Lines, Inc.:
   10.00%, 08/15/2008 (1)                                      NR/CCC          336,000   $    174,720
   Pass-Through Certificates, Series 2001-1,
   Class A-2, 7.111%, 09/18/2011 (4)                           Baa3/BBB-       300,000        282,035
FedEx Corp.:
   Series A2, 7.89%, 9/23/2008                                 Baa1/BBB        824,566        906,350
   Series 1997-A, 7.50%, 1/15/2018(4)                          A1/A+           760,119        863,658
Northwest Airlines Corp., Series 1999-2B,
   7.95%, 03/01/2015(4)                                        Ba1/BBB+        540,451        445,741
United Air Lines, Inc.:
   Equipment Trust, Pass-Through Certificates,
   Series 92-A2, 9.35%, 04/07/2016 (5)**                       D/D             350,000        191,977
   Pass-Through Certificates, Series 95-A1,
   9.02%, 04/19/2012 (5)**                                     D/D           2,791,321      1,317,964
                                                                                         ------------
                                                                                            5,615,725

AUTOMOBILES 5.78%
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013           A3/BBB          500,000        507,551
Delphi Corp., 6.50%, 08/15/2013                                Baa2/BBB-       425,000        430,372
Ford Motor Co., 7.45%, 07/16/2031                              Baa1/BBB-     2,000,000      1,900,814
General Motors Corp., 8.25%, 07/15/2023                        Baa1/BBB      1,450,000      1,501,610
Visteon Corp., 7.00%, 03/10/2014                               Ba1/NR          700,000        670,250
                                                                                         ------------
                                                                                            5,010,597

BREWERY 0.33%
Anheuser-Busch Companies Inc., 5.05% 10/15/2016                A1/A+           300,000        288,894

CABLE & MEDIA 2.37%
AT&T Broadband Corp., 8.375%, 03/15/2013                       Baa3/BBB        300,000        352,765
Charter Communications Holdings Capital Corp.,
   11.125%, 01/15/2011                                         Ca/CCC-         625,000        546,875
Rogers Cable Inc., 5.50%, 03/15/2014                           Ba2/BBB-        750,000        660,667
Time Warner Inc., 9.15%, 02/01/2023                            Baa1/BBB+       400,000        492,471
                                                                                         ------------
                                                                                            2,052,778

CHEMICALS 1.19%
Borden Inc., 7.875%, 02/15/2023                                B2/BB-          775,000        716,875
Ferro Corp., 9.125%, 01/01/2009                                Baa3/BBB-       275,000        316,941
                                                                                         ------------
                                                                                            1,033,816

COMMERCIAL SERVICES 0.28%
Aramark Services Inc., 7.00%, 05/01/2007                       Baa3/BBB-       225,000        243,735

HEALTH CARE 1.11%
Tenet Healthcare Corp., 7.375%, 02/01/2013                     B3/B-         1,075,000        962,125

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

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--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
LEISURE 2.54%
Carnival Corp., 3.75%, 11/15/2007 (1)                          A3/A-           400,000   $    396,392
Hilton Hotels Corp., 7.625%, 05/15/2008                        Ba1/BBB-        550,000        591,250
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)                     Baa3/BBB        150,000        157,508
Park Place Entertainment Corp., 7.50%, 09/01/2009              Ba1/BB+         125,000        132,500
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008                Ba2/BB+         350,000        362,250
Station Casinos Inc. 6.875%, 03/01/2016 (1)                    B1/B+           600,000        567,000
                                                                                         ------------
                                                                                            2,206,900

OTHER INDUSTRIAL 3.22%
Kennametal Inc., 7.20%, 06/15/2012                             Ba1/BBB         285,000        301,335
Leucadia National Corp.:
   8.65%, 01/15/2027                                           Ba2/BB          385,000        383,075
   7.75%, 08/15/2013                                           Ba1/BBB-      1,600,000      1,656,000
Unilever Capital Corp., 7.125%, 11/01/2010                     A1/A+           400,000        452,073
                                                                                         ------------
                                                                                            2,792,483

TELECOM & RELATED 1.40%
American Tower Corp., 7.50%, 05/01/2012 (1)                    Caa1/CCC        500,000        483,750
Nortel Networks Ltd., 6.125%, 02/15/2006                       B3/B            500,000        490,625
Rogers Wireless Inc., 6.375%, 03/01/2014 (1)                   Ba3/BB+         250,000        235,625
                                                                                         ------------
                                                                                            1,210,000
TOTAL INDUSTRIAL
(Cost $21,685,371)                                                                         21,417,053
-----------------------------------------------------------------------------------------------------

UTILITIES & ENERGY 11.67%
ENERGY - NON-UTILITY 3.78%
AES Corp., 8.875%, 02/15/2011                                  B3/B-           600,000        610,500
Duke Energy Corp., 4.302%, 05/18/2006                          Baa3/BBB-       350,000        357,160
Enron Corp.:
   6.75%, 07/01/2005 (5)(6)**                                  D/D             325,000          3,250
   8.25%, 09/15/2012 (5)(6)**                                  D/D             100,000          1,000
FPL Energy Caithness FDG, 7.645%, 12/31/2018 (1)(6)            Ba1/BBB-        590,772        620,919
Kinder Morgan Energy Partners, LP, 6.75%, 03/15/2011           Baa1/BBB+       450,000        482,756
Magellan Midstream Partners, 6.45%, 06/01/2014                 Ba1/BBB         400,000        405,072
Northern Border Pipeline, 6.25%, 05/01/2007                    A3/A-           420,000        451,658
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)               Baa2/A-         350,000        346,835
                                                                                         ------------
                                                                                            3,279,150

UTILITIES 7.89%
CE Electric UK Funding Co., 6.995%, 12/30/2007(1)              Baa3/BBB-       600,000        633,952
Centerpoint Energy Inc., 7.25%, 09/01/2010                     Ba2/BBB-        200,000        211,716
Duke Energy Corp., 5.30%, 10/01/2015                           A3/BBB+         450,000        435,820
Illinois Power Co., 11.50%, 12/15/2010                         B1/B            800,000        948,000

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
                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Indianapolis Power & Light:
   6.30%, 07/01/2013 (1)                                       Baa2/BB+        300,000   $    310,426
   7.05%, 02/01/2024                                           Baa2/BB+        300,000        300,947
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012             Baa3/BBB-       175,000        178,386
Nevada Power Co.:
   10.875%, 10/15/2009                                         Ba2/NR          175,000        197,750
   6.50%, 4/15/2012 (1)                                        Ba2/BB          150,000        142,125
   9.00%, 08/15/2013 (1)                                       Ba2/NR          150,000        164,812
Pacific Gas & Electric, 6.05%, 03/01/2034                      Baa2/BBB        700,000        658,421
Portland General Electric, 7.875%, 03/15/2010                  Baa3/BBB        200,000        217,686
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)           Baa2/BBB        125,000        128,277
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)           Baa2/BBB         98,299        100,277
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)         Baa3/BBB-       172,096        170,746
Tenaska Virgina Partners LP, 6.119%, 03/30/2024 (1)            Baa3/BBB-       201,000        197,225
Virginia Electric & Power:
   4.10%,. 12/15/2008                                          A3/BBB+         225,000        220,100
   8.25%, 03/01/2025                                           A2/A-         1,000,000      1,070,113
WPD Holdings:
   6.875%, 12/15/2007 (1)                                      Baa2/BBB-        50,000         52,282
   7.25%, 12/15/2017 (1)                                       Baa2/BBB-       500,000        498,702
                                                                                         ------------
                                                                                            6,837,763
TOTAL UTILITIES & ENERGY
(Cost $10,286,021)                                                                         10,116,913
-----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $53,051,965)                                                                         52,699,304
-----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS,
& MORTGAGE-BACKED SECURITIES 18.06%
ASSET-BACKED SECURITIES 7.10%
ACE Securities Corp.:
   Series 2003-MH1, Class A2, 3.28%, 08/15/2030 (1)            Aaa/AAA         300,000        288,329
   Series 2004-IN1, Class B, 4.60%, 05/25/2034 (6)(7)          Aaa/AAA         379,000        292,917
Calfornia Infrastructure SCE-1, Series 1997-1,
   Class A6, 6.38%, 09/25/2006 (4)                             Aaa/AAA         184,886        193,735
Citibank Credit Card Issuance Trust, Series 2003-A6,
   2.90%, 05/15/2008 (4)                                       Aaa/AAA         275,000        264,719
COMED Transitional Funding Trust, Series 1998-1,
   Class A6, 5.63%, 06/25/2007 (4)                             Aaa/AAA         150,000        157,892
Countrywide Home Loans, Series 2004-2,
   Class 3A1, 5.48%, 02/25/2034 (4)                            Aaa/AAA         760,821        775,528
Detroit Edison Securitization, Series 2001-01,
   Class A4, 6.19%, 03/01/2011 (4)                             Aaa/AAA         350,000        377,991
Harley Davidson Motorcycle Trust, Series 2003-3,
   Class A2, 2.76%, 03/15/2008 (4)                             Aaa/AAA         400,000        397,783

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                               BOND RATING    PRINCIPAL
                                                               MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                               ------------   ----------   ------------
Honda Auto Receivables Owner Trust, Series 2003-3,
   Class A4, 2.77%, 12/21/2007 (4)                               Aaa/AAA         350,000   $    347,385
Nissan Auto Receivables Owner Trust, Series 2003-3,
   Class A4, 2.70%, 12/15/2006 (4)                               Aaa/AAA         225,000        224,120
Provident Funding Mortgage Loan Trust, Series 2004-1,
   Class 1A1, 4.10%, 03/25/2034 (4)(6)                           Aaa/AAA         468,501        461,619
Union Acceptance Corp, Series 2002-A,
   Class A4, 4.59%, 03/08/2006 (4)                               Aaa/AAA         350,000        357,370
Vanderbilt Mortgage Finance:
   Series 1996-A, Class A5, 7.425%, 05/07/2026                   Aaa/AAA         129,250        136,334
   Series 2002-B, Class B-1, 5.85%, 04/07/2018                   Baa2/BBB        350,000        326,123
Volkswagen Auto Lease Trust, Series 2002-A,
   Class A4, 2.75%, 01/20/2006 (4)                               Aaa/AAA         350,000        352,563
Wells Fargo Mortgage-Backed Securities Trust:
   Series 2003-M, Class A1, 4.786%, 12/25/2033                   Aaa/AAA         360,370        360,508
   Series 2004-E, Class A1, 4.911%, 11/25/2011                   Aaa/AAA         487,652        479,362
WFS Financial Owner Trust, Series 2002-1,
   Class A4A, 4.87%, 12/20/2006 (4)                              Aaa/AAA         350,000        360,259
                                                                                           ------------
                                                                                              6,154,537
COLLATERALIZED DEBT OBLIGATIONS 6.00%
AHR, Series 2003-1A, Class G, 4.05%, 01/23/2014 (1)(4)(6)(7)     NR/BBB-         500,000        500,000
CREST Ltd., Series 2003-1A:
   Class A1, 1.87%, 05/28/2010 (1)(2)(4)(6)                      Aaa/AAA         300,000        303,141
   Class D2, 7.332%, 08/28/2012 (1)(4)(6)                        Baa2/BBB        150,000        150,322
   Class PS, 8.68%, 08/28/2012 (1)(4)(7)(8)                      Ba3/BB-         800,000        408,000
CREST Ltd., Series 2003-2A:
   Class A1, 1.59%, 12/28/2018 (1)(2)(6)                         Aaa/AAA         299,579        299,579
   Class PS, 6.00%, 12/28/2013 (1)(6)(7)(8)                      Ba3/BB          620,174        299,978
Diversified REIT Trust, Series 1999-1A,
   Class D, 6.78%, 03/18/2011                                    Baa3/BBB-       300,000        307,208
I-Preferred Term Securities I Ltd., Subordinate
   Income Notes, 35.96%, 12/04/2012 (1)(4)(6)(7)(8)              NR/NR           150,000        150,000
Preferred Term Securities VI Ltd., Subordinate
   Income Notes, 24.569%, 07/03/2012 (1)(4)(6)(7)(8)             NR/NR           250,000        250,000
Preferred Term Securities X Ltd., Subordinate
   Income Notes 19.00%, 07/03/2013 (1)(4)(6)(7)(8)               NR/NR           350,000        350,000
Preferred Term Securities XI Ltd.,Subordinate
   Income Notes 19.00%, 10/03/2013 (1)(4)(6)(7)(8)               NR/NR           350,000        350,000
Preferred Term Securities XII Ltd.,Subordinate
   Income Notes 19.00%, 12/24/2013 (1)(4)(6)(7)(8)               NR/NR           250,000        250,000
Preferred Term Securities XIII Ltd., Subordinate
   Income Notes, 18.00%, 3/24/2014 (1)(4)(7)(8)                  NR/NR           500,000        519,313
Regional Diversified Funding, Series 2004-1,
   16.849%, 02/15/2014 (1)(4)(6)(7)(8)                           NR/NR           500,000        475,000

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
TIAA Real Estate CDO Ltd., Series 2003-1A:
   Class C1, 2.48%, 09/30/2013 (1)(2)(4)                       A3/A-           100,000   $    100,043
   Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)                NR/NR           250,000        250,000
Tricadia, Series 2003-1, Class PS,
   17.575%, 12/15/2013 (1)(4)(6)(7)(8)                         NR/NR           250,000        237,500
                                                                                         ------------
                                                                                            5,200,084

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.18%
Global Signal Trust 2004-I, Class E, 5.395%,
   01/15/2009 (1)(4)                                           NR/BBB-         625,000        600,983
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)         Baa3/BBB-       409,260        426,158
                                                                                         ------------
                                                                                            1,027,141

MORTGAGE-BACKED SECURITIES 3.78%
FHLMC:
   Gold Pool #G00336, 6.00%, 10/01/2024                                        451,830        462,580
FNMA, 2.877%, 02/17/2009 (2)                                                 1,500,000      1,489,230
FNMA:
   Pool #303845, 7.00%, 05/11/2011                                             114,682        122,152
   Pool #703703, 5.097%, 01/01/2033                                            300,872        311,168
   Pool #555717, 4.352%, 08/01/2033 (2)                                        463,897        472,055
GNMA Pool #780019, 9.50%, 12/15/2009                                           149,306        164,691
Washington Mutual, Series 2003-AR3,
   Class B1, 4.76%, 04/25/2033                                 Aa2/AA          259,114        257,936
                                                                                         ------------
                                                                                            3,279,812
TOTAL ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS
& MORTGAGE-BACKED SECURITIES
(Cost $15,613,187)                                                                         15,661,574
-----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT TREASURIES 6.28%
U.S. Treasury Notes, 6.125%, 08/15/2007                                      5,000,000      5,445,510
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $5,449,609)                                                                           5,445,510
-----------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                                              SHARES     MARKET VALUE
                                                                            ----------   ------------
MUTUAL FUNDS 8.57%
Barclays Prime Money Market                                                  3,714,535   $  3,714,535
Goldman Sachs Financial Square Prime                                         3,714,535      3,714,535
Obligations Fund - FST Shares
TOTAL MUTUAL FUNDS
(Cost $7,429,070)                                                                           7,429,070
-----------------------------------------------------------------------------------------------------

Total Investments (Cost $87,063,317)                                            100.10%  $ 86,790,753
Other Assets in Excess of Liabilities                                            (0.10%)      (85,132)
                                                                            -------------------------
Net Assets                                                                      100.00%  $ 86,705,621
-----------------------------------------------------------------------------------------------------

SEE NOTES TO STATEMENTS OF INVESTMENTS

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                            Statements of Investments
--------------------------------------------------------------------------------

WESTCORE COLORADO TAX-EXEMPT FUND

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
CERTIFICATES OF PARTICIPATION 4.54%
Colorado Springs School District 11, Facility Corp.,
   Certificates of Participation, Lease Purchase Agreement:
   5.00%, 12/01/2013, Optional 12/01/2008
   @ 100.00, MBIA                                              Aaa/AAA         265,000   $    277,360
   5.00%, 12/01/2017, Optional 12/01/2008
   @ 100.00, MBIA                                              Aaa/AAA         220,000        226,956
Eagle County, Certificate of Participation,
   5.20%, 12/01/2012, Optional 12/01/2010
   @ 100.00, MBIA                                              Aaa/AAA         140,000        151,179
Fremont County, Certificate of Participation,
   Lease Purchase Agreement,
   5.125%, 12/15/2012, Prerefunded
   12/15/2007 @ 101.00                                         Aaa/AAA         500,000        543,905
Larimer County, Certificate of Participation,
   Courthouse & Jail Facilities Lease Purchase Agreement,
   4.75%, 12/15/2009, Optional anytime
   @ 100.00, FSA                                               Aaa/AAA         500,000        529,880
Weld County, Certificate of Participation,
   Correctional Facilities Lease Purchase
   Agreement, 5.35%, 08/01/2010, Prerefunded
   12/15/2007 @ 101.00                                         Aaa/AAA         510,000        552,600
TOTAL CERTIFICATES OF PARTICIPATION
(Cost $2,181,847)                                                                           2,281,880
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATION BONDS 63.84%
COUNTY-CITY-SPECIAL DISTRICT-SCHOOL DISTRICT 63.86%
   Adams County School District 12, Series A:
      5.00%, 12/15/2016, Optional 12/15/2013
      @ 100.00, FSA                                            Aaa/AAA         500,000        528,915
      5.00%, 12/15/2020, Optional 12/15/2011
      @ 100.00, MBIA                                           Aaa/AAA         500,000        513,260
   Adams & Arapahoe Counties
   Joint School District 28J:
      5.75%, 12/01/2006, MBIA                                  Aaa/AAA         100,000        108,698
      5.35%, 12/01/2015, Escrowed to Maturity                  Aa3/AA-         260,000        289,047
      5.00%, 12/01/2016, Optional 12/01/2013
      @ 100.00, FSA                                            Aaa/AAA         300,000        317,292
   Adams & Arapahoe Counties
   School District 29J, 5.40%, 12/01/2009,
   Optional 12/01/2006 @ 100.00, MBIA                          Aaa/AAA         100,000        106,645

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Adams & Weld Counties School District 27J:
   5.55%, 12/01/2009, Optional 12/01/2006
   @ 100.00, FGIC                                              Aaa/AAA         250,000   $    266,890
   5.50%. 12/01/2016, Prerefunded 12/01/2006
   @ 101.00, FGIC                                              Aaa/AAA         550,000        596,783
Arapahoe County School District 1:
   5.25%, 12/01/2013, Optional 12/01/2008
   @ 100.00, FSA                                               Aaa/AAA         500,000        529,495
   5.25%, 12/01/2014, Optional 12/01/2008
   @ 100.00, FSA                                               Aaa/AAA         500,000        528,225
Arapahoe County School District 2,
   6.75%, 12/01/2004, Escrowed to Maturity                     Aa3/NR           25,000         25,688
Arapahoe County School District 5,
   5.50%, 12/15/2006                                           Aa2/AA          500,000        539,535
Arapahoe County School District 6:
   5.50%, 12/01/2006                                           Aa2/AA          250,000        269,475
Archuleta & Hinsdale Counties
Joint School District 50 JT,
   5.50%, 12/01/2014, Prerefunded 12/01/2006
   @ 101.00                                                    Aaa/AAA         250,000        271,265
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties,
   5.20%, 12/01/2015, Prerefunded 12/01/2006
   @ 100.00, AMBAC                                             Aaa/AAA          95,000        101,498
   5.20%, 12/01/2015, Optional 12/01/2006
   @ 100.00, AMBAC                                             Aaa/AAA           5,000          5,147
Boulder County Open Space Acquisition,
   5.40%, 08/15/2015, Optional
   08/15/2010 @ 100.00                                         Aa1/AA+         500,000        538,870
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
   5.50%, 12/01/2005, FGIC                                     Aaa/AAA         100,000        105,280
   5.00%, 12/01/2011, Optional 12/01/2008
   @ 100.00, FGIC                                              Aaa/AAA       1,000,000      1,053,400
   5.125%, 12/01/2017, Optional 12/01/2009 @100.00             Aa3/AA          300,000        312,069
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
   5.20%, 12/01/2010, Optional 12/01/2004
   @ 101.00, AMBAC                                             Aaa/AAA         100,000        102,864
Chaffee County School District R-31,
   5.10%, 12/01/2009, Prerefunded 12/01/2006
   @ 100.00, FSA                                               Aaa/AAA         150,000        159,900
Chaffee & Fremont Counties
School District R-32J,
   5.00%, 12/01/2012, Optional
   12/01/2007 @ 100.00, FSA                                    NR/AAA          425,000        442,387

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
City & County of Denver
Board Water Commissioners,
   5.50%, 10/01/2011                                           Aa1/AA+         250,000   $    279,860
Clear Creek County School District Re-1:
   5.30%, 12/01/2010, Optional 12/01/2005
   @ 100.00, MBIA                                              NR/AAA          300,000        314,460
   5.40%, 12/01/2011, Optional 12/01/2005
   @ 100.00, MBIA                                              NR/AAA          250,000        262,415
Denver City & County,
   5.25%, 08/01/2005                                           Aa1/AA+         500,000        520,485
Douglas & Elbert Counties
School District Re-1:
   6.15%, 12/15/2008, Optional
   12/15/2004 @ 101.00, MBIA                                   Aaa/AAA         250,000        258,645
   5.25%, 12/15/2016, Optional
   12/15/2011 @ 100.00, MBIA                                   Aaa/AAA         500,000        533,305
   6.50%, 12/15/2016, Prerefunded
   12/15/2004 @ 101.00, MBIA                                   Aaa/AAA         500,000        519,150
   5.25%, 12/15/2017, Optional 12/15/2011
   @ 100.00, MBIA                                              Aaa/AAA       1,000,000      1,059,980
Eagle, Garfield & Routt Counties
School District Re-50J,
   5.25%, 12/01/2015, Optional
   12/01/2009 @ 101.00, FGIC                                   Aaa/AAA       1,000,000      1,063,830
El Paso County School District 2:
   5.25%, 12/01/2012, Optional
   12/01/2010 @ 100.00, MBIA                                   Aaa/AAA         250,000        269,332
   5.70%, 12/01/2014, Prerefunded 12/01/2005
   @ 100.00                                                    Aa3/NR          100,000        105,740
El Paso County School District 12:
   5.90%, 09/15/2004                                           Aa1/NR           80,000         81,067
   5.00%, 09/15/2013,
   Optional 09/15/2012 @ 100.00                                Aa1/NR        1,000,000      1,071,530
El Paso County School District 20,
   5.70%, 12/15/2006, Escrowed to Maturity, FGIC               Aaa/AAA         250,000        270,415
El Paso County School District 49:
   6.75%, 12/01/2004, Optional 06/01/2004
   @ 100.00, MBIA                                              Aaa/AAA          65,000         66,714
   6.00%, 12/01/2009; Sinking Fund
   12/01/2007 @ 100.00, FSA                                    Aaa/AAA       1,000,000      1,133,950
   5.50%, 12/01/2017, Optional 12/01/2011
   @ 100.00, FGIC                                              Aaa/AAA         100,000        107,826
Evergreen Park & Recreation District:
   5.10%, 12/01/2014, Optional 06/01/2006
   @ 100.00, AMBAC                                             Aaa/NR          100,000        102,149
   5.25%, 12/01/2017, Optional 12/01/2010
   @ 100.00, AMBAC                                             Aaa/NR          115,000        121,056

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

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
   5.125%, 12/15/2010, Optional
   12/15/2005 @ 102.00, MBIA                                   Aaa/AAA         500,000   $    531,285
   6.60%, 12/15/2014, Prerefunded
   06/15/2004 @ 101.00, MBIA                                   Aaa/AAA         250,000        252,960
Grand County, East Grand School District 2,
   5.00%, 12/01/2017, Optional 12/01/2008
   @ 101.00, AMBAC                                             Aaa/AAA         500,000        521,560
Greenwood South Metropolitan District,
   Arapahoe County, 5.50%, 12/01/2004, MBIA                    Aaa/AAA         250,000        255,145
Gunnison & Saguache Counties, Watershed School
   District Re-1J, 6.00%, 12/01/2005, MBIA                     Aaa/AAA         150,000        159,019
Jefferson County School District R-1:
   5.25%, 12/15/2011, Optional
   12/15/2008 @101.00, FGIC                                    Aaa/AAA         750,000        808,072
   5.50%, 12/15/2014, Prerefunded 12/15/2008
   @ 101.00, FGIC                                              Aaa/AAA         525,000        582,703
La Plata County School District 9-R,
   5.25%, 11/01/2020, Optional 11/01/2012
   @ 100.00, MBIA                                              Aaa/NR          125,000        131,254
Larimer County, Poudre School District R-1:
   5.50%, 12/15/2008                                           Aa3/AA-         500,000        550,870
   5.00%, 12/15/2016, Optional 12/15/2008
   @ 100.00, FSA                                               Aaa/AAA         700,000        725,228
   6.00%, 12/15/2017, Optional 12/15/2010
   @ 100.00, FGIC                                              Aaa/AAA       1,000,000      1,126,810
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J:
   5.40%, 12/15/2013, Prerefunded
   06/15/2007 @ 101.00, FGIC                                   Aaa/AAA         500,000        547,200
   5.45%, 12/15/2016, Prerefunded
   06/15/2007 @ 101.00, FGIC                                   Aaa/AAA         250,000        273,963
Mesa County Valley School District 51:
   6.00%, 12/01/2006, MBIA                                     Aaa/AAA       1,000,000      1,093,020
   5.40 %, 12/01/2012, Prerefunded 12/01/2006
   @ 101.00, MBIA                                              Aaa/AAA         500,000        541,325
Park County Platte Canyon School District 1,
   4.30%, 12/01/2010, Optional
   12/01/2008 @ 101.00, MBIA                                   Aaa/AAA         250,000        261,387
Pitkin County Open Space Acquisition,
   5.25%, 12/01/2018, Optional 12/01/2010
   @ 100.00, AMBAC                                             Aaa/NR          340,000        356,136
Poudre Valley Hospital District, Larimer County,
   5.375%, 11/15/2007, Optional anytime upon
   30 days notice @ 100.00                                     Aa/AA-        1,000,000      1,000,000

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Pueblo County School District 70:
   5.00%, 12/01/2011, Optional 12/01/2007
   @ 100.00, AMBAC                                             Aaa/AAA         225,000   $    234,655
   5.00%, 12/01/2015, Optional 12/01/2011
   @ 100.00, FGIC                                              Aaa/AAA         165,000        173,422
Pueblo, Pueblo County Limited Tax:
   5.80%, 06/01/2011, Optional
   06/01/2006 @ 100.00, MBIA                                   Aaa/AAA         200,000        212,844
   6.00%, 06/01/2016, Optional
   06/01/2006 @ 100.00, MBIA                                   Aaa/AAA         250,000        267,020
Rio Grande County School
   District C-8, 5.35%, 11/15/2011,
   Optional 11/15/2005 @ 100.00, FSA                           NR/AAA          150,000        157,233
Routt County School District Re-2:
   5.05%, 12/01/2013, Prerefunded 12/01/2007
   @ 100.00, MBIA                                              Aaa/AAA         250,000        268,860
   5.00%, 12/01/2017, Prerefunded 12/01/2007
   @ 100.00, MBIA                                              Aaa/AAA       1,000,000      1,073,790
San Miguel & Montrose Counties,
School District R-2J,
   5.00%, 12/01/2012, Optional
   12/01/2007 @ 100.00, MBIA                                   NR/AAA          100,000        103,759
San Miguel County School District
   R-1, 5.50%, 12/01/2012, Optional
   12/01/2005 @ 101.00, MBIA                                   Aaa/AAA         250,000        264,635
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
   5.00%, 12/15/2012, Optional 12/15/2008
   @ 100.00, FGIC                                              Aaa/AAA         250,000        261,857
Summit County School District Re-1,
   6.55%, 12/01/2009, Prerefunded
   12/01/2004 @ 100.00, FGIC                                   Aaa/AAA       1,000,000      1,026,550
Thornton, Adams County, Water,
   4.00%, 12/01/2011, FSA                                      Aaa/AAA         300,000        305,271
Upper San Juan Hospital District, Archuleta,
Hinsdale & Mineral Counties,
   4.65%, 11/01/2013, Optional 11/01/2007
   @ 100.00, MBIA                                              NR/AAA          115,000        116,808
Weld County School District Re-4:
   5.30%, 12/01/2010, Prerefunded
   12/01/2006 @ 100.00, MBIA                                   Aaa/AAA         150,000        160,622
   5.00%, 12/01/2012, Optional 12/01/2011
   @ 100.00, MBIA                                              Aaa/NR          750,000        803,737
   5.45%, 12/01/2016, Prerefunded 12/01/2006
   @ 100.00, MBIA                                              Aaa/AAA         500,000        537,215
Weld County School District 006,
   5.50%, 12/01/2006                                           Aa3/AA-         250,000        269,160

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106                        Annual Report May 31, 2004                     [LOGO]

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Wray Community Hospital District, Yuma County,
   5.00%, 10/15/2011, Optional 10/15/2004
   @ 101.00, AMBAC                                             NR/AAA          250,000   $    255,620
TOTAL GENERAL OBLIGATION BONDS
(Cost $30,781,749)                                                                         32,065,532
-----------------------------------------------------------------------------------------------------

REVENUE BONDS 27.31%
SPECIAL TAX 14.12%
Arvada Sales & Use Tax Revenue,
   5.10%, 12/01/2015, Optional 12/01/2008
   @ 100.00, FGIC                                              Aaa/AAA         100,000        103,817
Boulder County Sales & Use Tax:
   5.75%, 12/15/2004, Prerefunded, Escrowed
   to Maturity, FGIC                                           Aaa/AAA          65,000         66,585
   5.75%, 12/15/2004, FGIC                                     Aaa/AAA         435,000        445,227
Broomfield Sales & Use Tax,
   5.20%, 12/01/2017, Optional 12/01/2012
   @ 100.00, AMBAC                                             Aaa/NR          500,000        529,650
Castle Rock, Douglas County
   Sales & Use Tax,
   5.25%, 06/01/2006, FSA                                      Aaa/AAA         200,000        212,242
Colorado Educational & Cultural Facilities
   Authority, Revenue, Auraria, 5.00%, 09/01/2015,
   Optional 09/01/2011 @ 100.00, AMBAC                         Aaa/NR          100,000        104,949
Colorado Health Facilities Authority,
Poudre Valley Health, Series A,
   5.625%, 12/01/2019, Optional 12/01/2009
   @ 101.00, FSA                                               Aaa/NR          500,000        537,735
Colorado School of Mines Auxilary Facility Revenue
   Enterprise, 5.25%, 12/01/2020, Optional 12/01/2012
   @ 100.00, AMBAC                                             Aaa/AAA         505,000        530,497
Denver City & County Excise Tax,
   5.25%, 09/01/2008, FSA                                      Aaa/AAA         500,000        544,915
Douglas County Sales & Use Tax Open Space,
   6.00%, 10/15/2009, FSA                                      Aaa/AAA         500,000        565,515
Greeley, Weld County Sales & Use Tax:
   4.80%, 10/01/2015, Optional 10/01/2008
   @ 100.00, MBIA                                              Aaa/AAA         250,000        255,753
   5.15%, 10/01/2015, Optional 10/01/2010
   @ 100.00, MBIA                                              Aaa/AAA         500,000        526,070
Ignacio, La Plata County Sales Tax,
   4.75%, 12/01/2009, AMBAC                                    NR/AAA          150,000        160,739

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                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Jefferson County Open Space Sales & Use Tax,
   5.00%, 11/01/2012, Optional
   11/01/2009 @ 100.00, FGIC                                   Aaa/AAA         500,000   $    530,465
Longmont, Boulder County Sales & Use Tax,
   5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00             NR/AA           300,000        325,869
Montrose, Montrose County General Fund Excise
   Tax Revenue, 5.00%, 12/01/2017, Optional 12/01/2008
   @ 100.00, AMBAC                                             NR/AAA          150,000        154,743
Regional Transportation District Sales Tax,
   5.00%, 11/01/2015, Optional @ 11/01/2010
   @ 101.00, FGIC                                              Aaa/AAA         100,000        105,051
Thornton, Adams County Sales & Use Tax,
   Open Space & Parks, 5.25%, 09/01/2016, Optional
   09/01/2011 @ 100.00, FSA                                    Aaa/AAA         500,000        532,165
University of Northern Colorado Auxiliary Facilities,
   5.00%, 06/01/2016, Optional 06/01/2011
   @ 100.00, AMBAC                                             Aaa/AAA         500,000        522,165
Westminster Sales & Use Tax,
   5.00%, 12/01/2014, Optional 12/01/2011 @ 100.00             NR/AA           220,000        233,704
Westminster Colorado Special Purpose Sales & Use Tax
   Post Project, Series B, 5.125%, 12/01/2016, Optional
   12/01/2007 @ 101.00, FGIC                                   Aaa/AAA         100,000        104,127
                                                                                         ------------
                                                                                            7,091,983
UTILITY 13.19%
Boulder, Boulder County, Water & Sewer:
   5.75%, 12/01/2006, Optional
   12/01/2004 @ 100.00                                         Aa2/AA+          75,000         75,171
   5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00             Aa2/AA+         500,000        533,555
Broomfield Water Activity Enterprise:
   5.00%, 12/01/2015, Optional 12/01/2012
   @ 100.00, MBIA                                              Aaa/NR          350,000        369,905
   5.50%, 12/01/2018, Optional 12/01/2010
   @ 101.00, MBIA                                              Aaa/NR          500,000        539,210
Colorado Springs, El Paso County
   Utilities Systems,
   5.75%, 11/15/2010, Optional
   11/15/2006 @ 100.00                                         Aa2/AA           50,000        267,895
Colorado Water Resources & Power Development Authority,
   Clean Water, 5.40%, 09/01/2011, Optional 09/01/2010
   @ 100.00                                                    Aaa/AAA         500,000        551,040

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108                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
Colorado Water Resources & Power Development Authority,
   Drinking Water,
   5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00             Aaa/AAA         500,000   $    523,420
Colorado Water Resources & Power Development Authority,
   Small Water Resources,
   5.70%, 11/01/2015, Optional 11/01/2010
   @ 100.00, FGIC                                              Aaa/AAA         500,000        549,975
Fort Collins, Larimer County
   Wastewater Utility Enterprise,
   Sewer, 5.375%, 12/01/2009,
   Optional 12/01/2005 @ 100.00, FGIC                          Aaa/AAA         250,000        261,945
Fort Collins, Larimer County
   Water Utility Enterprise,
   4.25%, 12/01/2009, Optional
   12/01/2008 @ 100.00, FSA                                    Aaa/AAA         500,000        519,275
Little Thompson Water District, Larimer, Weld,
   & Boulder Counties, 5.50%, 12/01/2011, Optional
   12/01/2005 @ 101.00, MBIA                                   Aaa/AAA         500,000        532,485
Montrose Colorado Water & Sewer Revenue,
   4.75%, 10/01/2016, Optional 10/01/2014
   @ 100.00, XLCA                                              Aaa/AAA       1,000,000      1,032,830
Municipal Subdistrict, Northern Colorado
   Water Conservancy District, 5.25%, 12/01/2015,
   Optional 12/01/2007 @ 101.00, AMBAC                         Aaa/AAA         250,000        266,683
Platte River Power Authority,
   Series DD, 5.75%, 06/01/2004, MBIA                          Aaa/AAA         500,000        500,000
Westminster, Adams County Water &
   Wastewater Utility Enterprise,
   6.25%, 12/01/2014, Prerefunded
   12/01/2004 @ 100.00, AMBAC                                  Aaa/AAA         100,000        102,507
                                                                                         ------------
                                                                                            6,625,896
TOTAL REVENUE BONDS
(Cost $13,241,579)                                                                         13,717,879
-----------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
                            Statements of Investments
--------------------------------------------------------------------------------

                                                             BOND RATING    PRINCIPAL
                                                             MOODY'S/S&P*     AMOUNT     MARKET VALUE
                                                             ------------   ----------   ------------
MUTUAL FUNDS 2.26%
Dreyfus Municipal Money Market Fund                                          1,133,582   $  1,133,582
TOTAL MUTUAL FUNDS
(Cost $1,133,582)                                                                           1,133,582
-----------------------------------------------------------------------------------------------------
Total Investments
(Cost $47,338,757)                                                               97.95%  $ 49,198,873
Other Assets in Excess
   of Liabilities                                                                 2.05%     1,028,271
                                                                            -------------------------
   Net Assets                                                                   100.00%  $ 50,227,144
-----------------------------------------------------------------------------------------------------

NOTES TO STATEMENTS OF INVESTMENTS

 *   UNAUDITED.
**   NON-INCOME PRODUCING SECURITY.
(1) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(2) THE COUPON RATE SHOWN ON FLOATING OR ADJUSTABLE RATE SECURITIES REPRESENTS THE RATE AT PERIOD END.
(3) THE SECURITY INCLUDES A LIQUIDITY FACILITY FOR A LIMITED TIME AND AMOUNT TO CONTINUE MAKING INTEREST PAYMENTS AS SCHEDULED.
(4) THE EXPECTED MATURITY DATE LISTED HEREIN DIFFERS FROM THE LEGAL MATURITY DATE DUE TO CALL OR PUT FEATURES OR DUE TO THE EXPECTED SCHEDULE OF PRINCIPAL PAYMENTS.
(5) INCOME IS NOT BEING ACCRUED ON THIS SECURITY DUE TO THE ISSUER'S DEFAULT OR EXPECTED DEFAULT ON INTEREST PAYMENTS.
(6) THIS SECURITY HAS BEEN VALUED AT ITS FAIR VALUE DETERMINED IN GOOD FAITH BY OR UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
(7)  THIS SECURITY IS CONSIDERED ILLIQUID BY THE INVESTMENT ADVISER.
(8) THIS SECURITY REPRESENTS A JUNIOR TRANCHE WHEREBY THE HOLDER IS ENTITLED TO ALL RESIDUAL INTEREST, IF ANY, WHICH CAN VARY. THE RATE LISTED IS THE INVESTMENT ADVISER'S ESTIMATED RATE OF RESIDUAL INTEREST AS OF THE REPORTING DATE.

--------------------------------------------------------------------------------
110                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
--------------------------------------------------------------------------------

Westcore Equity Funds

                                                                WESTCORE          WESTCORE
                                                                  MIDCO            GROWTH
                                                               GROWTH FUND          FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
   - see accompanying statements                              $ 179,644,064     $  82,639,413
Receivable for investments sold                                   1,734,058         1,277,064
Dividends and interest receivable                                    51,605            73,820
Receivable for fund shares subscribed                                90,346           382,873
Investment for trustee deferred compensation plan                   254,133            11,166
Prepaid and other assets                                             23,849            32,889
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    181,798,055        84,417,225
----------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                   956,748         2,254,101
Payable for fund shares redeemed                                    264,869            74,177
Payable for investment advisory fee                                  92,390            38,127
Payable for administration fee                                       40,021            18,010
Payable for trustee deferred compensation plan                      254,133            11,166
Other payables                                                       30,832             8,481
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 1,638,993         2,404,062
----------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 180,159,062     $  82,013,163
==============================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                               $ 155,224,166     $  75,829,715
(Over)/Undistributed net investment income                         (344,507)          (13,331)
Accumulated net realized gain / (loss)
   on investments and foreign currency transactions             (11,749,321)          395,286
Net unrealized appreciation / (depreciation)
   on investments and translation of assets and
   liabilities denominated in foreign currencies                 37,028,724         5,801,493
----------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 180,159,062     $  82,013,163
==============================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                                    $ 180,159,062     $  82,013,163
Shares of beneficial interest outstanding                        26,515,726         7,450,738
----------------------------------------------------------------------------------------------
Net asset value and redemption price per share                $        6.79     $       11.01
==============================================================================================
COST OF INVESTMENTS                                           $ 142,615,340     $  76,837,920
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

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                      Statements of Assets and Liabilities
--------------------------------------------------------------------------------

WESTCORE EQUITY FUNDS (CONTINUED)

                                                                WESTCORE          WESTCORE
                                                                 SELECT         INTERNATIONAL
                                                                  FUND          FRONTIER FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
   - see accompanying statements                              $   7,531,914     $  13,921,336
Dividends and interest receivable                                     4,020            23,748
Receivable for fund shares subscribed                                    50            50,200
Investment for trustee deferred compensation plan                     5,236             4,097
Prepaid and other assets                                              8,919            32,796
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      7,550,139        14,032,177
----------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                         0            87,736
Payable for fund shares redeemed                                          0             1,416
Payable for investment advisory fee                                       0             3,643
Payable for administration fee                                        1,314             3,132
Payable for trustee deferred compensation plan                        5,236             4,097
Other payables                                                       11,758            11,311
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    18,308           111,335
----------------------------------------------------------------------------------------------
NET ASSETS                                                    $   7,531,831     $  13,920,842
==============================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                               $  10,534,643     $  22,595,798
(Over)/Undistributed net investment income                           (7,697)           14,668
Accumulated net realized gain / (loss)
   on investments and foreign currency transactions              (4,299,444)      (11,415,685)
Net unrealized appreciation / (depreciation)
   on investments and translation of assets and
   liabilities denominated in foreign currencies                  1,304,329         2,726,061
----------------------------------------------------------------------------------------------
NET ASSETS                                                    $   7,531,831     $  13,920,842
==============================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                                    $   7,531,831     $  13,920,842
Shares of beneficial interest outstanding                           657,069         1,396,356
----------------------------------------------------------------------------------------------
Net asset value and redemption price per share                $       11.46     $        9.97
==============================================================================================
COST OF INVESTMENTS                                           $   6,227,585     $  11,205,667
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
--------------------------------------------------------------------------------

WESTCORE EQUITY FUNDS (CONTINUED)

                                                                 WESTCORE           WESTCORE           WESTCORE
                                                                 BLUE CHIP          MID-CAP            SMALL-CAP
                                                                    FUND        OPPORTUNITY FUND   OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
   - see accompanying statements                               $ 34,136,350       $ 17,659,628       $ 33,621,193
Receivable for investments sold                                     176,550            166,107          1,116,853
Dividends and interest receivable                                    33,250              7,956             11,648
Receivable for fund shares subscribed                                 2,554                 50             75,111
Investment for trustee deferred compensation plan                    27,066              1,577             20,768
Prepaid and other assets                                             11,640             10,292             14,459
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                     34,387,410         17,845,610         34,860,032
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                   705,549            257,657            434,030
Payable for fund shares redeemed                                    178,100              5,936            325,549
Payable for investment advisory fee                                  18,182              4,912             18,620
Payable for administration fee                                        7,607              3,925              7,581
Payable for trustee deferred compensation plan                       27,066              1,577             20,768
Other payables                                                       12,403              3,739             13,753
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   948,907            277,746            820,301
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 33,438,503       $ 17,567,864       $ 34,039,731
===================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                $ 30,469,187       $ 14,703,342       $ 29,455,915
(Over)/Undistributed net investment income                          (33,749)            (1,538)           (25,033)
Accumulated net realized gain / (loss)
   on investments and foreign currency transactions              (1,680,778)           465,146            (11,571)
Net unrealized appreciation / (depreciation)
   on investments and translation of assets and
   liabilities denominated in foreign currencies                  4,683,843          2,400,914          4,620,420
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 33,438,503       $ 17,567,864       $ 34,039,731
===================================================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                                     $ 33,438,503       $ 17,567,864       $ 34,039,731
Shares of beneficial interest outstanding                         2,877,277          1,149,960          1,040,694
-------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                 $      11.62       $      15.28       $      32.71
===================================================================================================================
COST OF INVESTMENTS                                            $ 29,452,507       $ 15,258,713       $ 29,000,773
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

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--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
--------------------------------------------------------------------------------

WESTCORE BOND FUNDS

                                                                  WESTCORE          WESTCORE           WESTCORE
                                                                  FLEXIBLE         PLUS BOND           COLORADO
                                                                 INCOME FUND          FUND         TAX-EXEMPT FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
   - see accompanying statements                               $ 60,779,906       $ 86,790,753       $ 49,198,873
Cash and cash equivalents                                                 0          1,069,189                  0
Receivable for investments sold                                      15,234             27,984                  0
Dividends and interest receivable                                   832,002          1,175,882          1,014,757
Receivable for fund shares subscribed                                78,527          3,663,144             26,466
Investment for trustee deferred compensation plan                    11,044             29,372             17,274
Prepaid and other assets                                             29,570             23,793              9,553
-------------------------------------------------------------------------------------------------------------------
Total Assets                                                     61,746,283         92,780,117         50,266,923
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                   375,000          5,701,672                  0
Payable for fund shares redeemed                                     25,256            311,499                285
Payable for investment advisory fee                                  10,411                870                  0
Payable for administration fee                                       15,173             19,416             10,396
Payable for trustee deferred compensation plan                       11,044             29,372             17,274
Other payables                                                        7,124             11,667             11,824
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   444,008          6,074,496             39,779
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 61,302,275       $ 86,705,621       $ 50,227,144
===================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                $ 62,359,776       $ 86,145,296       $ 49,024,084
(Over)/Undistributed net investment income                          (20,768)           (47,773)           (13,765)
Accumulated net realized gain / (loss)
   on investments and foreign currency transactions                 (56,544)           880,662           (643,291)
Net unrealized appreciation / (depreciation)
   on investments and translation of assets and
   liabilities denominated in foreign currencies                   (980,189)          (272,564)         1,860,116
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $ 61,302,275       $ 86,705,621       $ 50,227,144
===================================================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                                     $ 61,302,275       $ 86,705,621       $ 50,227,144
Shares of beneficial interest outstanding                         6,281,388          8,164,247          4,472,157
-------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                 $       9.76       $      10.62       $      11.23
===================================================================================================================
COST OF INVESTMENTS                                            $ 61,760,095       $ 87,063,317       $ 47,338,757
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
114                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

WESTCORE EQUITY FUNDS
FOR THE YEAR ENDED MAY 31, 2004

                                                               WESTCORE        WESTCORE
                                                                 MIDCO          GROWTH
                                                              GROWTH FUND        FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                    $     759,778    $   434,503
Interest                                                            65,898         24,886
------------------------------------------------------------------------------------------
TOTAL INCOME                                                       825,676        459,389
------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                         1,042,612        333,928
Administrative fees                                                481,206        154,121
Transfer agent fees                                                152,611         60,564
Fund accounting fees and expenses                                   45,823         32,758
Legal fees                                                          38,856         16,644
Printing expenses                                                   29,005          9,566
Registration fees                                                   19,494         12,513
Audit fees                                                          14,358          8,707
Custodian fees                                                      13,240          6,839
Insurance                                                           17,808          4,726
Trustee fees and expenses                                           33,480          8,896
Other                                                                7,260          2,768
------------------------------------------------------------------------------------------
Total expenses before waivers                                    1,895,753        652,030
Expenses waived by:
   Investment adviser                                              (73,599)       (58,655)
   Administrators                                                        0              0
------------------------------------------------------------------------------------------
NET EXPENSES                                                     1,822,154        593,375
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                      (996,478)      (133,986)
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
   Investments                                                  13,641,134      2,701,321
   Foreign currency transactions                                         0              0
                                                             -----------------------------
Net realized gain/(loss)                                        13,641,134      2,701,321
Net change in unrealized appreciation/
   (depreciation) on:
   Investments                                                  13,967,115      4,133,078
   Translation of assets and liabilities
      demoninated in foreign currencies                                  0              0
                                                             -------------   -------------
Net change                                                      13,967,115      4,133,078
NET REALIZED AND UNREALIZED GAIN/(LOSS)                         27,608,249      6,834,399
--------------------------------------------------------------------------   -------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 $  26,611,771    $ 6,700,413
==========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 115

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

WESTCORE EQUITY FUNDS (CONTINUED)
FOR THE YEAR ENDED MAY 31, 2004

                                                               WESTCORE        WESTCORE
                                                                SELECT       INTERNATIONAL
                                                                 FUND        FRONTIER FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $    33,564     $   232,928
Interest                                                            1,514           6,527
------------------------------------------------------------------------------------------
TOTAL INCOME                                                       35,078         239,455
------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                           48,769         168,161
Administrative fees                                                22,508          42,040
Transfer agent fees                                                27,194          33,746
Fund accounting fees and expenses                                  30,692          43,234
Legal fees                                                          1,246           2,947
Printing expenses                                                     802           1,992
Registration fees                                                  13,431          14,934
Audit fees                                                          5,800           7,701
Custodian fees                                                      1,698          15,173
Insurance                                                           1,092           1,454
Trustee fees and expenses                                           1,834           2,552
Other                                                                 364             728
------------------------------------------------------------------------------------------
Total expenses before waivers                                     155,430         334,662
Expenses waived by:
   Investment adviser                                             (48,769)       (124,785)
   Administrators                                                 (20,642)              0
------------------------------------------------------------------------------------------
NET EXPENSES                                                       86,019         209,877
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                      (50,941)         29,578
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
   Investments                                                    290,921         908,367
   Foreign currency transactions                                        0         718,916
                                                             -----------------------------
Net realized gain/(loss)                                          290,921       1,627,283
Net change in unrealized appreciation/
   (depreciation) on:
   Investments                                                  1,187,329       2,409,591
   Translation of assets and liabilities
      demoninated in foreign currencies                                 0        (257,211)
                                                             -------------   -------------
Net change                                                      1,187,329       2,152,380
NET REALIZED AND UNREALIZED GAIN/(LOSS)                         1,478,250       3,779,663
--------------------------------------------------------------------------   -------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $ 1,427,309     $ 3,809,241
==========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
116                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

WESTCORE EQUITY FUNDS (CONTINUED)
FOR THE YEAR ENDED MAY 31, 2004

                                                               WESTCORE          WESTCORE           WESTCORE
                                                               BLUE CHIP          MID-CAP           SMALL-CAP
                                                                 FUND        OPPORTUNITY FUND   OPPORTUNITY FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $   395,040      $    164,714       $    198,641
Interest                                                            4,458             3,599              9,672
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                      399,498           168,313            208,313
----------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                          213,692           111,601            322,909
Administrative fees                                                98,627            44,640             96,872
Transfer agent fees                                                43,501            23,831             45,295
Fund accounting fees and expenses                                  31,814            32,028             32,748
Legal fees                                                          8,070             4,712              7,230
Printing expenses                                                   5,851             2,693              4,577
Registration fees                                                  12,858            13,685             14,994
Audit fees                                                          8,677             6,722             11,228
Custodian fees                                                      2,870             2,624              6,829
Insurance                                                           4,368             1,354              4,002
Trustee fees and expenses                                           8,082             2,926              7,850
Other                                                               1,518             1,028              1,812
----------------------------------------------------------------------------------------------------------------
Total expenses before waivers                                     439,928           247,844            556,346
Expenses waived by:
   Investment adviser                                             (62,319)          (61,923)          (137,176)
   Administrators                                                       0                 0                  0
----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                      377,609           185,921            419,170
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       21,889           (17,608)          (210,857)
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
   Investments                                                  2,494,490         1,575,111          5,699,089
   Foreign currency transactions                                        0                 0                  0
                                                             ---------------------------------------------------
Net realized gain/(loss)                                        2,494,490         1,575,111          5,699,089
Net change in unrealized appreciation/
   (depreciation) on:
   Investments                                                  3,113,062         1,865,213          3,627,013
   Translation of assets and liabilities
      demoninated in foreign currencies                                 0                 0                  0
                                                             ---------------------------------------------------
Net change                                                      3,113,062         1,865,213          3,627,013
NET REALIZED AND UNREALIZED GAIN/(LOSS)                         5,607,552         3,440,324          9,326,102
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $ 5,629,441      $  3,422,716       $  9,115,245
================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 117

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

WESTCORE BOND FUNDS
FOR THE YEAR ENDED MAY 31, 2004

                                                               WESTCORE          WESTCORE           WESTCORE
                                                               FLEXIBLE          PLUS BOND          COLORADO
                                                              INCOME FUND          FUND         TAX-EXEMPT FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $   832,284      $    215,940       $          0
Interest                                                        2,112,043         3,674,995          2,275,165
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                    2,944,327         3,890,935          2,275,165
----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                          165,621           276,378            264,342
Administrative fees                                               110,414           184,253            158,605
Transfer agent fees                                                33,244            36,604             36,375
Fund accounting fees and expenses                                  40,458            42,085             45,219
Legal fees                                                          8,446            23,340             23,272
Printing expenses                                                   3,507            13,603             16,850
Registration fees                                                  12,501            14,658              2,457
Audit fees                                                          6,800            10,300              8,800
Custodian fees                                                      3,555             7,966              4,066
Insurance                                                           1,896             6,647              7,340
Trustee fees and expenses                                           3,731            12,479             13,600
Other                                                               2,200             3,147              2,761
----------------------------------------------------------------------------------------------------------------
Total expenses before waivers                                     392,373           631,460            583,687
Expenses waived by:
   Investment adviser                                             (79,638)         (276,378)          (240,076)
   Administrators                                                       0           (17,329)                 0
----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                      312,735           337,753            343,611
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                    2,631,592         3,553,182          1,931,554
----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
   Investments                                                    166,508         1,269,410            (33,444)
   Foreign currency transactions                                      (11)                0                  0
                                                             ---------------------------------------------------
Net realized gain/(loss)                                          166,497         1,269,410            (33,444)
Net change in unrealized appreciation/
   (depreciation) on:
   Investments                                                   (751,414)       (2,088,279)        (2,393,098)
   Translation of assets and liabilities
      demoninated in foreign currencies                            (8,869)                0                  0
                                                             ---------------------------------------------------
Net change                                                       (760,283)       (2,088,279)        (2,393,098)
NET REALIZED AND UNREALIZED GAIN/(LOSS)                          (593,786)         (818,869)        (2,426,542)
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $ 2,037,806      $  2,734,313       $   (494,988)
================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
118                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE MIDCO GROWTH FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $    (996,478)  $    (542,418)
Net realized gain/(loss) from investment transactions                       13,641,134        (475,117)
Change in unrealized net appreciation or depreciation
   of investments                                                           13,967,115         421,716
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations             26,611,771        (595,819)
------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                        0               0
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                              0               0
------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                 51,595,972      23,977,680
Shares issued in reinvestment of dividends and distributions                         0               0
------------------------------------------------------------------------------------------------------
                                                                            51,595,972      23,977,680
Shares redeemed                                                            (22,363,510)    (13,530,314)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               29,232,462      10,447,366
------------------------------------------------------------------------------------------------------
Redemption fees                                                                  5,374           7,456
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                       55,849,607       9,859,003

NET ASSETS:
Beginning of period                                                        124,309,455     114,450,452
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($344,507) and ($339,485), respectively)                    $ 180,159,062   $ 124,309,455
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 119

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE GROWTH FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $    (133,986)  $     (43,858)
Net realized gain/(loss) from investment transactions                        2,701,321      (1,950,878)
Change in unrealized net appreciation or depreciation
   of investments                                                            4,133,078        (593,135)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              6,700,413      (2,587,871)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                        0               0
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                              0               0
------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                 51,680,713      16,206,863
Shares issued in reinvestment of dividends and distributions                         0               0
------------------------------------------------------------------------------------------------------
                                                                            51,680,713      16,206,863
Shares redeemed                                                             (9,237,808)     (6,595,219)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               42,442,905       9,611,644
------------------------------------------------------------------------------------------------------
Redemption fees                                                                  5,396          13,746
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                       49,148,714       7,037,519

NET ASSETS:
Beginning of period                                                         32,864,449      25,826,930
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($13,331) and ($11,994), respectively)                      $  82,013,163   $  32,864,449
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
120                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE SELECT FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $     (50,941)  $     (53,836)
Net realized gain/(loss) from investment transactions                          290,921      (1,595,559)
Change in unrealized net appreciation or depreciation
   of investments                                                            1,187,329      (1,099,241)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              1,427,309      (2,748,636)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                        0               0
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                              0               0
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                    825,701       1,412,758
Shares issued in reinvestment of dividends and distributions                         0               0
------------------------------------------------------------------------------------------------------
                                                                               825,701       1,412,758
Shares redeemed                                                             (2,044,147)     (6,212,985)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               (1,218,446)     (4,800,227)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                    146             827
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          209,009      (7,548,036)

NET ASSETS:
Beginning of period                                                          7,322,822      14,870,858
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($7,697) and ($12,843), respectively)                       $   7,531,831   $   7,322,822
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 121

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE INTERNATIONAL FRONTIER FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $      29,578   $      23,860
Net realized gain/(loss) from investments and
   foreign currency transactions                                             1,627,283      (1,783,018)
Change in unrealized net appreciation or depreciation
   of investments                                                            2,152,380       1,205,571
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              3,809,241        (553,587)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                   (7,681)              0
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                         (7,681)              0
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)

Shares sold                                                                  7,308,628       3,705,595
Shares issued in reinvestment of dividends and distributions                     7,148               0
------------------------------------------------------------------------------------------------------
                                                                             7,315,776       3,705,595
Shares redeemed                                                             (7,209,499)     (4,873,630)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                  106,277      (1,168,035)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                 31,184          30,804
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                        3,939,021      (1,690,818)

NET ASSETS:
Beginning of period                                                          9,981,821      11,672,639
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of $14,668 and ($7,312), respectively)                         $  13,920,842   $   9,981,821
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
122                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE BLUE CHIP FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $      21,889   $     145,928
Net realized gain/(loss) from investment transactions                        2,494,490      (3,546,830)
Change in unrealized net appreciation or depreciation
   of investments                                                            3,113,062      (2,073,948)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              5,629,441      (5,474,850)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                  (38,019)       (201,442)
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                        (38,019)       (201,442)
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                  1,575,789       1,299,753
Shares issued in reinvestment of dividends and distributions                    37,505         198,004
------------------------------------------------------------------------------------------------------
                                                                             1,613,294       1,497,757
Shares redeemed                                                             (4,548,454)     (7,651,080)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               (2,935,160)     (6,153,323)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                    210              90
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                        2,656,472     (11,829,525)

NET ASSETS:
Beginning of period                                                         30,782,031      42,611,556
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($33,749) and ($29,991), respectively)                      $  33,438,503   $  30,782,031
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 123

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE MID-CAP OPPORTUNITY FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $     (17,608)  $       2,941
Net realized gain/(loss) from investment transactions                        1,575,111        (831,540)
Change in unrealized net appreciation or depreciation of investments         1,865,213          77,628
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              3,422,716        (750,971)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                     (434)         (2,911)
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                           (434)         (2,911)
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                  5,000,482       3,249,118
Shares issued in reinvestment of dividends and distributions                       425           2,862
------------------------------------------------------------------------------------------------------
                                                                             5,000,907       3,251,980
Shares redeemed                                                             (1,491,003)     (1,143,045)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                3,509,904       2,108,935
------------------------------------------------------------------------------------------------------
Redemption fees                                                                  1,078             773
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                        6,933,264       1,355,826

NET ASSETS:
Beginning of period                                                         10,634,600       9,278,774
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($1,538) and ($646), respectively)                          $  17,567,864   $  10,634,600
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
124                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $    (210,857)  $     (66,909)
Net realized gain/(loss) from investment transactions                        5,699,089      (3,507,659)
Change in unrealized net appreciation or depreciation
   of investments                                                            3,627,013      (1,764,256)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              9,115,245      (5,338,824)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                                        0               0
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                              0               0
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                 21,139,258       9,911,499
Shares issued in reinvestment of dividends and distributions                         0               0
------------------------------------------------------------------------------------------------------
                                                                            21,139,258       9,911,499
Shares redeemed                                                            (23,127,930)    (17,708,078)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               (1,988,672)     (7,796,579)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                 13,775           4,848
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                        7,140,348     (13,130,555)

NET ASSETS:
Beginning of period                                                         26,899,383      40,029,938
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($25,033) and ($23,631), respectively)                      $  34,039,731   $  26,899,383
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

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

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE FLEXIBLE INCOME FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $   2,631,592   $     629,162
Net realized gain/(loss) from investment transactions                          166,497        (204,755)
Change in unrealized net appreciation or depreciation
   of investments                                                             (760,283)        (66,051)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              2,037,806         358,356
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                               (2,524,274)       (637,024)
   From net realized gain from investment transactions                               0               0
   Tax return of capital                                                             0         (44,980)
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                     (2,524,274)       (682,004)
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                 73,099,534       3,230,837
Shares issued in reinvestment of dividends and distributions                 2,373,050         598,819
------------------------------------------------------------------------------------------------------
                                                                            75,472,584       3,829,656
Shares redeemed                                                            (23,516,419)     (4,105,796)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               51,956,165        (276,140)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                106,495           3,887
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                       51,576,192        (595,901)

NET ASSETS:
Beginning of period                                                          9,726,083      10,321,984
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($20,768) and ($20,301) respectively)                       $  61,302,275   $   9,726,083
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
126                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE PLUS BOND FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $   3,553,182   $   3,293,415
Net realized gain/(loss) from investment transactions                        1,269,410         433,079
Change in unrealized net appreciation or depreciation
   of investments                                                           (2,088,279)      1,389,463
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations              2,734,313       5,115,957
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                               (3,463,730)     (3,359,030)
   From net realized gain from investment transactions                        (126,352)              0
   Tax return of capital                                                             0        (167,320)
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                     (3,590,082)     (3,526,350)
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                 44,022,819       4,460,334
Shares issued in reinvestment of dividends and distributions                 3,382,451       3,348,931
------------------------------------------------------------------------------------------------------
                                                                            47,405,270       7,809,265
Shares redeemed                                                            (12,601,249)    (10,763,819)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               34,804,021      (2,954,554)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                 30,580          32,109
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                       33,978,832      (1,332,838)

NET ASSETS:
Beginning of period                                                         52,726,789      54,059,627
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($47,773) and ($20,561), respectively)                      $  86,705,621   $  52,726,789
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 127

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

WESTCORE COLORADO TAX-EXEMPT FUND

                                                                          YEAR ENDED      YEAR ENDED
                                                                         MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                             $   1,931,554   $   1,840,773
Net realized gain/(loss) from investment transactions                          (33,444)          6,373
Change in unrealized net appreciation or depreciation
   of investments                                                           (2,393,098)      2,421,404
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations               (494,988)      4,268,550
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   From net investment income                                               (1,928,152)     (1,863,089)
   From net realized gain from investment transactions                               0               0
------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                     (1,928,152)     (1,863,089)
------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                                 13,329,935      17,090,705
Shares issued in reinvestment of dividends and distributions                 1,489,207       1,434,653
------------------------------------------------------------------------------------------------------
                                                                            14,819,142      18,525,358
Shares redeemed                                                            (17,636,925)    (10,980,371)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions               (2,817,783)      7,544,987
------------------------------------------------------------------------------------------------------
Redemption fees                                                                  7,014           2,142
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                       (5,233,909)      9,952,590

NET ASSETS:
Beginning of period                                                         55,461,053      45,508,463
------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
   income of ($13,765) and ($17,167), respectively)                      $  50,227,144   $  55,461,053
======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
128                        Annual Report May 31, 2004                     [LOGO]

                            Intentionally Left Blank

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE MIDCO GROWTH FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $118,691,863 and $81,921,285, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
130                        Annual Report May 31, 2004                     [LOGO]

                                                             YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               MAY 31,       MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                2004          2003         2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $    5.69    $    5.81    $    5.97    $   18.09    $   20.03
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      (0.03)       (0.02)       (0.05)       (0.06)       (0.17)
Net realized and unrealized gain/(loss) on investments             1.13        (0.10)       (0.11)       (2.10)        7.08
----------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                     1.10        (0.12)       (0.16)       (2.16)        6.91
----------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                        (0.00)       (0.00)       (0.00)       (0.00)       (0.00)
From net realized gain from investment transactions               (0.00)       (0.00)       (0.00)       (9.96)       (8.85)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.00)       (0.00)       (0.00)       (9.96)       (8.85)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $    6.79    $    5.69    $    5.81    $    5.97    $   18.09
============================================================================================================================
Total return                                                      19.33%       (2.07)%      (2.68)%     (14.81)%      35.63%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 180,159    $ 124,309    $ 114,450    $ 146,441    $ 232,354
============================================================================================================================
Ratio of expenses to average net assets                            1.14%        1.15%        1.15%        1.15%        1.15%
============================================================================================================================
Ratio of expenses to average net assets without fee waivers        1.18%        1.41%        1.33%        1.27%        1.21%
============================================================================================================================
Ratio of net investment income/(loss) to average net assets       (0.62)%      (0.57)%      (0.75)%      (0.72)%      (0.81)%
============================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                            (0.66)%      (0.83)%      (0.92)%      (0.84)%      (0.87)%
============================================================================================================================
Portfolio turnover rate(1)                                        53.11%       49.48%       67.04%      190.77%      117.65%
============================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $118,691,863 and $81,921,285, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 131

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE GROWTH FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $65,142,054 and $24,290,819, respectively.

(2) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
132                        Annual Report May 31, 2004                     [LOGO]

                                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $   9.25     $  10.48     $  12.14     $  15.24     $  12.30
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                     (0.02)       (0.01)       (0.03)       (0.04)       (0.06)
Net realized and unrealized gain/(loss) on investments            1.78        (1.22)       (1.53)       (0.73)        5.27
---------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                    1.76        (1.23)       (1.56)       (0.77)        5.21
---------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.00)       (0.00)       (0.00)       (0.00)       (0.01)
From net realized gain from investment transactions              (0.00)       (0.00)       (0.10)       (2.33)       (2.26)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.00)       (0.00)       (0.10)       (2.33)       (2.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $  11.01     $   9.25     $  10.48     $  12.14     $  15.24
===========================================================================================================================
Total return                                                     19.03%      (11.74)%     (12.86)%      (5.54)%       4.88%(2)
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 82,013     $ 32,864     $ 25,827     $ 16,864     $ 16,157
===========================================================================================================================
Ratio of expenses to average net assets                           1.15%        1.15%        1.15%        1.15%        1.15%
===========================================================================================================================
Ratio of expenses to average net assets without fee waivers       1.26%        1.52%        1.61%        1.64%        1.73%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets      (0.26)%      (0.17)%      (0.38)%      (0.37)%      (0.46)%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                           (0.37)%      (0.54)%      (0.85)%      (0.86)%      (1.04)%
===========================================================================================================================
Portfolio turnover rate(1)                                       48.66%       41.19%       49.09%       65.07%       81.19%
===========================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $65,142,054 and $24,290,819, respectively.

(2) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE SELECT FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.
                                                             YEAR ENDED
                                                              MAY 31,
                                                               2004
-----------------------------------------------------------------------
Net asset value - beginning of the period                     $  9.46
-----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                    (0.08)
Net realized and unrealized gain/(loss) on investments           2.08
-----------------------------------------------------------------------
Total income/(loss) from investment operations                   2.00
-----------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                      (0.00)
From net realized gain from investment transactions             (0.00)
-----------------------------------------------------------------------
Total distributions                                             (0.00)
-----------------------------------------------------------------------
Net asset value - end of period                               $ 11.46
=======================================================================
Total return                                                    21.14%
=======================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 7,532
=======================================================================
Ratio of expenses to average net assets                          1.15%
=======================================================================
Ratio of expenses to average net assets without fee waivers      2.08%
=======================================================================
Ratio of net investment income/(loss) to average net assets     (0.68)%
=======================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                          (1.61)%
=======================================================================
Portfolio turnover rate(1)                                      80.76%
=======================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $5,943,882 and $6,872,587, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

*For the period October 1, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
134                        Annual Report May 31, 2004                     [LOGO]

                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                                                MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                                 2003          2002          2001          2000*
-------------------------------------------------------------------------------------------------------------------
Net asset value  beginning of the period                      $   11.43     $   12.73     $   22.48      $   10.00
-------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      (0.08)        (0.09)         0.06          (0.00)(3)
Net realized and unrealized gain/(loss) on investments            (1.89)        (1.21)         0.68          13.29
-------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                    (1.97)        (1.30)         0.74          13.29
-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                        (0.00)        (0.00)        (0.08)         (0.01)
From net realized gain from investment transactions               (0.00)         0.00)       (10.41)         (0.80)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.00)        (0.00)       (10.49)         (0.81)
-------------------------------------------------------------------------------------------------------------------
Net asset value  end of period                                $    9.46     $   11.43     $   12.73      $   22.48
===================================================================================================================
Total return                                                     (17.24)%      (10.21)%        6.03%(4)     134.33%(4)
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $   7,323     $  14,871     $  31,617      $  36,037
===================================================================================================================
Ratio of expenses to average net assets                            1.15%         1.15%         1.15%          1.15%(2)
===================================================================================================================
Ratio of expenses to average net assets without fee waivers        2.19%         1.59%         1.43%          1.39%(2)
===================================================================================================================
Ratio of net investment income/(loss) to average net assets       (0.59)%       (0.47)%        0.17%         (0.02)%(2)
===================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                            (1.63)%       (0.91)%       (0.11)%        (0.26)%(2)
===================================================================================================================
Portfolio turnover rate(1)                                       105.70%      1152.79%      1532.62%       1142.65%
===================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $5,943,882 and $6,872,587, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

*For the period October 1, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE INTERNATIONAL FRONTIER FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.
                                                             YEAR ENDED
                                                               MAY 31,
                                                                2004
-----------------------------------------------------------------------
Net asset value - beginning of the period                     $   7.38
-----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      0.02
Net realized and unrealized gain/(loss) on investments            2.57
-----------------------------------------------------------------------
Total income/(loss) from investment operations                    2.59
-----------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.00)(2)
From net realized gain from investment transactions              (0.00)
-----------------------------------------------------------------------
Total distributions                                              (0.00)
-----------------------------------------------------------------------
Net asset value - end of period                               $   9.97
=======================================================================
Total return                                                     35.16%
=======================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 13,921
=======================================================================
Ratio of expenses to average net assets                           1.50%
=======================================================================
Ratio of expenses to average net assets without fee waivers       2.39%
=======================================================================
Ratio of net investment income/(loss) to average net assets       0.21%
=======================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                           (0.68)%
=======================================================================
Portfolio turnover rate(1)                                       63.47%
=======================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $8,533,179 and $8,330,661, respectively.

(2)  Less than ($.005) per share.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(4)  Annualized.

*For the period December 15, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
136                        Annual Report May 31, 2004                     [LOGO]

                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED
                                                              MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                               2003         2002         2001         2000*
--------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $  7.49     $   8.69     $  11.60     $  10.00
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                     0.01        (0.11)       (0.02)        0.03
Net realized and unrealized gain/(loss) on investments          (0.12)       (1.09)       (2.56)        1.58
--------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                  (0.11)       (1.20)       (2.58)        1.61
--------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                      (0.00)       (0.00)       (0.02)       (0.01)
From net realized gain from investment transactions             (0.00)       (0.00)       (0.31)       (0.00)
--------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.00)       (0.00)       (0.33)       (0.01)
--------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $  7.38     $   7.49     $   8.69     $  11.60
==============================================================================================================
Total return                                                    (1.47)%     (13.91)%     (22.56)%      16.12%(3)
==============================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 9,982     $ 11,673     $ 30,902     $ 21,613
==============================================================================================================
Ratio of expenses to average net assets                          1.50%        1.50%        1.50%        1.50%(4)
==============================================================================================================
Ratio of expenses to average net assets without fee waivers      3.27%        2.35%        2.03%        2.08%(4)
==============================================================================================================
Ratio of net investment income/(loss) to average net assets      0.28%       (0.75)%      (0.16)%       0.39%(4)
==============================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                          (1.49)%      (1.60)%      (0.69)%      (0.19)%(4)
==============================================================================================================
Portfolio turnover rate(1)                                      42.73%      114.55%       61.28%       93.31%
==============================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $8,533,179 and $8,330,661, respectively.

(2)  Less than ($.005) per share.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(4)  Annualized.

*For the period December 15, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE BLUE CHIP FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities
(excluding short-term securities) for the year ended May 31, 2004 were $18,201,745 and $20,242,742, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
138                        Annual Report May 31, 2004                     [LOGO]

                                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $   9.79     $  11.28     $  13.65     $  14.73     $  17.23
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      0.01         0.04         0.03         0.05         0.00
Net realized and unrealized gain/(loss) on investments            1.83        (1.47)       (1.57)        0.90         0.02
---------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                    1.84        (1.43)       (1.54)        0.95         0.02
---------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.01)       (0.06)       (0.03)       (0.04)       (0.00)
From net realized gain from investment transactions              (0.00)       (0.00)       (0.80)       (1.99)       (2.52)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.01)       (0.06)       (0.83)       (2.03)       (2.52)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $  11.62     $   9.79     $  11.28     $  13.65     $  14.73
===========================================================================================================================
Total return                                                     18.83%      (12.63)%     (11.33)%       7.88%        1.01%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 33,439     $ 30,782     $ 42,612     $ 51,569     $ 51,892
===========================================================================================================================
Ratio of expenses to average net assets                           1.15%        1.15%        1.15%        1.15%        1.15%
===========================================================================================================================
Ratio of expenses to average net assets without fee waivers       1.34%        1.52%        1.33%        1.29%        1.28%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets       0.07%        0.47%        0.23%        0.35%        0.02%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                           (0.12)%       0.10%        0.05%        0.20%       (0.11)%
===========================================================================================================================
Portfolio turnover rate(1)                                       56.46%       49.12%       50.17%      119.69%       73.95%
===========================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities
(excluding short-term securities) for the year ended May 31, 2004 were $18,201,745 and $20,242,742, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 139

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE MID-CAP OPPORTUNITY FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $13,878,099 and $10,307,244, respectively.

(2)  Less than ($.005) per share.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
140                        Annual Report May 31, 2004                     [LOGO]

                                                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                                   MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                                    2004         2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                         $  11.95     $  13.26     $  15.25     $  14.48
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                                         (0.02)        0.00(2)      0.01         0.00
Net realized and unrealized gain/(loss) on investments                                3.35        (1.31)       (0.94)        2.65
----------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                        3.33        (1.31)       (0.93)        2.65
----------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                                           (0.00)(2)    (0.00)(2)    (0.00)       (0.00)
From net realized gain from investment transactions                                  (0.00)       (0.00)       (1.06)       (1.88)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                  (0.00)       (0.00)       (1.06)       (1.88)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                                   $  15.28     $  11.95     $  13.26     $  15.25
==================================================================================================================================
Total return                                                                         27.87%       (9.85)%      (5.92)%      21.37%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                          $ 17,568     $ 10,635     $  9,279     $  4,837
==================================================================================================================================
Ratio of expenses to average net assets                                               1.25%        1.25%        1.25%        1.25%
==================================================================================================================================
Ratio of expenses to average net assets without fee waivers                           1.66%        2.26%        2.75%        3.47%
==================================================================================================================================
Ratio of net investment income/(loss) to average net assets                          (0.12)%       0.03%       (0.14)%      (0.10)%
==================================================================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers      (0.53)%      (0.98)%      (1.65)%      (2.32)%
==================================================================================================================================
Portfolio turnover rate(1)                                                           71.05%       50.36%       67.11%      182.87%
==================================================================================================================================

                                                                                 YEAR ENDED
                                                                                   MAY 31,
                                                                                    2000
-------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                         $  11.05
-------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                                         (0.02)
Net realized and unrealized gain/(loss) on investments                                3.45
-------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                        3.43
-------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                                           (0.00)(2)
From net realized gain from investment transactions                                  (0.00)
-------------------------------------------------------------------------------------------
Total distributions                                                                  (0.00)
-------------------------------------------------------------------------------------------
Net asset value - end of period                                                   $  14.48
===========================================================================================
Total return                                                                         31.08%(3)
===========================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                          $  3,011
===========================================================================================
Ratio of expenses to average net assets                                               1.25%
===========================================================================================
Ratio of expenses to average net assets without fee waivers                           3.51%
===========================================================================================
Ratio of net investment income/(loss) to average net assets                          (0.18)%
===========================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers      (2.44)%
===========================================================================================
Portfolio turnover rate(1)                                                          159.34%
===========================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $13,878,099 and $10,307,244, respectively.

(2)  Less than ($.005) per share.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 141

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE SMALL-CAP OPPORTUNITY FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $34,153,956 and $37,243,005, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
142                        Annual Report May 31, 2004                     [LOGO]

                                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $  24.21     $  27.47     $  26.11     $  20.13     $  20.18
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                     (0.20)       (0.06)       (0.03)       (0.02)        0.03
Net realized and unrealized gain/(loss) on investments            8.70        (3.20)        1.39         6.00         0.01
---------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                    8.50        (3.26)        1.36         5.98         0.04
---------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.00)       (0.00)       (0.00)       (0.00)       (0.09)
From net realized gain from investment transactions              (0.00)       (0.00)       (0.00)       (0.00)       (0.00)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.00)       (0.00)       (0.00)       (0.00)       (0.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $  32.71     $  24.21     $  27.47     $  26.11     $  20.13
===========================================================================================================================
Total return                                                     35.11%      (11.87)%       5.21%       29.71%        0.20%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 34,040     $ 26,899     $ 40,030     $ 38,643     $ 34,558
===========================================================================================================================
Ratio of expenses to average net assets                           1.30%        1.30%        1.30%        1.30%        1.30%
===========================================================================================================================
Ratio of expenses to average net assets without fee waivers       1.73%        1.96%        1.75%        1.81%        1.67%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets      (0.65)%      (0.25)%      (0.11)%      (0.07)%       0.25%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                           (1.08)%      (0.91)%      (0.57)%      (0.59)%      (0.12)%
===========================================================================================================================
Portfolio turnover rate(1)                                      110.33%       38.79%       76.61%      190.81%       99.84%
===========================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $34,153,956 and $37,243,005, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 143

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE FLEXIBLE INCOME FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
Tax return of capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $61,441,639 and $12,939,444, respectively.
(2)  Less than ($.005) per share.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
144                        Annual Report May 31, 2004                     [LOGO]

                                                             YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED    YEAR ENDED
                                                               MAY 31,     MAY 31,      MAY 31,     MAY 31,       MAY 31,
                                                                2004        2003         2002        2001          2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $   9.19     $  9.48     $   9.64     $  9.19      $   9.87
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      0.69        0.75         0.75        0.67          0.58
Net realized and unrealized gain/(loss) on investments            0.54       (0.29)       (0.16)       0.45         (0.58)
--------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                    1.23        0.46         0.59        1.12          0.00
--------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.66)      (0.71)       (0.75)      (0.67)        (0.58)
From net realized gain from investment transactions              (0.00)      (0.00)       (0.00)      (0.00)(2)     (0.10)
Tax return of capital                                            (0.00)      (0.04)       (0.00)      (0.00)        (0.00)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.66)      (0.75)       (0.75)      (0.67)        (0.68)
--------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $   9.76     $  9.19     $   9.48     $  9.64      $   9.19
==========================================================================================================================
Total return                                                     13.57%       5.71%        6.40%      12.55%         0.11%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 61,302     $ 9,726     $ 10,322     $ 7,090      $ 23,596
==========================================================================================================================
Ratio of expenses to average net assets                           0.85%       0.85%        0.85%       0.92%         0.95%
==========================================================================================================================
Ratio of expenses to average net assets without fee waivers       1.06%       2.06%        1.77%       1.62%         1.26%
==========================================================================================================================
Ratio of net investment income/(loss) to average net assets       7.12%       7.92%        7.96%       6.56%         6.11%
==========================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                            6.91%       6.71%        7.04%       5.87%         5.80%
==========================================================================================================================
Portfolio turnover rate(1)                                       37.03%      37.01%       48.07%      43.20%        36.02%
==========================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $61,441,639 and $12,939,444, respectively.
(2)  Less than ($.005) per share.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 145

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE PLUS BOND FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
Tax return of capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $59,395,920 and $29,349,940, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
146                        Annual Report May 31, 2004                     [LOGO]

                                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $  10.67     $  10.34     $  10.37     $   9.81     $  10.27
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      0.62         0.71         0.66         0.66         0.63
Net realized and unrealized gain/(loss) on investments           (0.05)        0.33        (0.03)        0.56        (0.46)
---------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                    0.57         1.04         0.63         1.22         0.17
---------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.60)       (0.68)       (0.66)       (0.66)       (0.63)
From net realized gain from investment transactions              (0.02)       (0.00)       (0.00)       (0.00)       (0.00)
Tax return of capital                                            (0.00)       (0.03)       (0.00)       (0.00)       (0.00)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.62)       (0.71)       (0.66)       (0.66)       (0.63)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $  10.62     $  10.67     $  10.34     $  10.37     $   9.81
===========================================================================================================================
Total return                                                      5.52%       10.52%        6.24%       12.80%        1.67%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 86,705     $ 52,727     $ 54,060     $ 55,188     $ 34,208
===========================================================================================================================
Ratio of expenses to average net assets                           0.55%        0.55%        0.55%        0.62%        0.85%
===========================================================================================================================
Ratio of expenses to average net assets without fee waivers       1.03%        1.14%        1.07%        1.09%        1.11%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets       5.79%        6.38%        6.34%        6.49%        6.18%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                            5.31%        5.79%        5.82%        6.02%        5.92%
===========================================================================================================================
Portfolio turnover rate(1)                                       50.32%       62.10%       60.19%       79.33%       37.26%
===========================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $59,395,920 and $29,349,940, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) o www.westcore.com                 147

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

WESTCORE COLORADO TAX-EXEMPT FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $3,689,642 and $3,260,872, respectively.

See Notes to Financial Statements

--------------------------------------------------------------------------------
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

                                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                               MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,
                                                                2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                     $  11.72     $  11.18     $  11.03     $  10.40     $  11.01
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income/(loss)                                      0.42         0.42         0.44         0.45         0.46
Net realized and unrealized gain/(loss) on investments           (0.49)        0.54         0.15         0.64        (0.61)
---------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                   (0.07)        0.96         0.59         1.09        (0.15)
---------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

From net investment income                                       (0.42)       (0.42)       (0.44)       (0.46)       (0.46)
From net realized gain from investment transactions              (0.00)       (0.00)       (0.00)       (0.00)       (0.00)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.42)       (0.42)       (0.44)       (0.46)       (0.46)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                               $  11.23     $  11.72     $  11.18     $  11.03     $  10.40
===========================================================================================================================
Total return                                                     (0.59)%       8.77%        5.43%       10.59%       (1.36)%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $ 50,227     $ 55,461     $ 45,508     $ 46,774     $ 37,055
===========================================================================================================================
Ratio of expenses to average net assets                           0.65%        0.65%        0.65%        0.65%        0.63%
===========================================================================================================================
Ratio of expenses to average net assets without fee waivers       1.11%        1.15%        1.12%        1.13%        1.14%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets       3.67%        3.65%        3.91%        4.14%        4.28%
===========================================================================================================================
Ratio of net investment income/(loss) to average net assets
   without fee waivers                                            3.21%        3.15%        3.44%        3.66%        3.77%
===========================================================================================================================
Portfolio turnover rate(1)                                        6.60%        8.69%       13.09%        7.30%       19.76%
===========================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2004 were $3,689,642 and $3,260,872, respectively.

See Notes to Financial Statements

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--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     INVESTMENT VALUATION - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are generally valued on a daily basis based on the closing prices of the foreign currency contract rates in the London foreign exchange markets.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of May 31, 2004, securities which have been fair valued represented 7.93% and 7.21% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     FOREIGN SECURITIES - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

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--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

     As of May 31, 2004, the International Frontier Fund had outstanding foreign currency contracts as follows:

                                                           UNREALIZED
                          EXPIRATION      CONTRACT       APPRECIATION/
CONTRACT DESCRIPTION         DATE          AMOUNT        (DEPRECIATION)
-----------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar (HKD)     06/01/04     544,524 (HKD)         $ 5
-----------------------------------------------------------------------

     FEDERAL INCOME TAXES - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2004 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

             WESTCORE      WESTCORE      WESTCORE
               MIDCO        GROWTH        SELECT
EXPIRING    GROWTH FUND      FUND          FUND
--------------------------------------------------
2009        $         0       $ 0      $   683,412
2010          9,464,102         0        2,081,144
2011                  0         0           83,097
2012                  0         0        1,259,979
--------------------------------------------------
Total       $ 9,464,102       $ 0      $ 4,107,632
==================================================

               WESTCORE        WESTCORE         WESTCORE           WESTCORE
            INTERNATIONAL     BLUE-CHIP          MID-CAP           SMALL-CAP
EXPIRING    FRONTIER FUND        FUND       OPPORTUNITY FUND    OPPORTUNITY FUND
--------------------------------------------------------------------------------
2009         $    426,770    $         0           $ 0                 $ 0
2010            9,004,695              0             0                   0
2011            1,905,398      1,550,151             0                   0
--------------------------------------------------------------------------------
Total        $ 11,336,863    $ 1,550,151           $ 0                 $ 0
================================================================================

              WESTCORE      WESTCORE       WESTCORE
              FLEXIBLE       PLUS          COLORADO
EXPIRING    INCOME FUND    BOND FUND    TAX-EXEMPT FUND
-------------------------------------------------------
2005          $      0        $ 0          $  16,630
2006                 0          0              1,341
2007                 0          0             11,172
2008                 0          0             47,858
2009            37,669          0            492,929
2010                 0          0                  3
2011                 0          0             39,414
2012             1,493          0             33,444
-------------------------------------------------------
Total         $ 39,162        $ 0          $ 642,791
=======================================================

     Net capital loss carryforwards utilized during the period ended May 31, 2004, were $13,557,087 for Westcore MIDCO Growth Fund, $1,528,107 for Westcore Growth Fund, $1,088,915 for Westcore International Frontier Fund, $2,217,890 for Westcore Blue Chip Fund, $865,366 for Westcore Mid-Cap Opportunity

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

Fund, $4,003,034 for Westcore Small-Cap Opportunity Fund, $224,284 for Westcore Plus Bond Fund and $2,243 for Westcore Colorado Tax-Exempt Fund.

     The Westcore Select Fund intends to elect to defer to its fiscal year ending May 31, 2005, approximately $191,812 of losses recognized during the period from November 1, 2003 to May 31, 2004. The Flexible Income Fund intends to elect to defer to its fiscal year ending May 31, 2005, approximately $11 of currency losses recognized during the period from November 1, 2003 to May 31, 2004.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS - Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

     For the year ended May 31, 2004, each Fund recorded the following reclassifications to the accounts listed below:

                                                            INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------
                                                         (OVER)/UNDISTRIBUTED NET     ACCUMULATED NET
                                       PAID-IN-CAPITAL       INVESTMENT INCOME      REALIZED GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                 (988,907)               991,456                (2,549)
Westcore Growth Fund                       (132,649)               132,649                     -
Westcore Select Fund                        (56,087)                56,087                     -
Westcore International Frontier Fund             38                     83                  (121)
Westcore Blue Chip Fund                     (12,372)                12,372                     -
Westcore Mid-Cap Opportunity Fund           (19,475)                17,150                 2,325
Westcore Small-Cap Opportunity Fund        (211,529)               209,455                 2,074
Westcore Flexible Income Fund                85,247               (107,785)               22,538
Westcore Plus Bond Fund                      79,423               (116,690)               37,267
Westcore Colorado Tax-Exempt Fund            (2,243)                     -                 2,243

     The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses, foreign currency transactions, certain investments and deferred Trustees' compensation.

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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

     The tax character of the distributions paid during the year ended May 31, 2004 and the year ended May 31, 2003 was as follows:

                                  WESTCORE                  WESTCORE
                                    MIDCO                    GROWTH
                                 GROWTH FUND                  FUND
----------------------------------------------------------------------------
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                             MAY 31,      MAY 31,      MAY 31,      MAY 31,
                              2004         2003         2004         2003
----------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                $ 0          $ 0          $ 0          $ 0
Long-Term Capital Gain           0            0            0            0
Tax-Exempt Income                0            0            0            0
Return of Capital                0            0            0            0
----------------------------------------------------------------------------
Total                          $ 0          $ 0          $ 0          $ 0
============================================================================

                                   WESTCORE                 WESTCORE                   WESTCORE
                                    SELECT                INTERNATIONAL               BLUE-CHIP
                                     FUND                 FRONTIER FUND                  FUND
------------------------------------------------------------------------------------------------------
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                             MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,      MAY 31,
                              2004         2003         2004         2003         2004         2003
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                $ 0          $ 0        $ 7,681        $ 0       $ 38,019     $ 201,442
Long-Term Capital Gain           0            0              0          0              0             0
Tax-Exempt Income                0            0              0          0              0             0
Return of Capital                0            0              0          0              0             0
------------------------------------------------------------------------------------------------------
Total                          $ 0          $ 0        $ 7,681        $ 0       $ 38,019     $ 201,442
======================================================================================================

                                   WESTCORE                  WESTCORE                   WESTCORE
                                   MID-CAP                  SMALL-CAP                   FLEXIBLE
                              OPPORTUNITY FUND           OPPORTUNITY FUND             INCOME FUND
--------------------------------------------------------------------------------------------------------
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                             MAY 31,      MAY 31,      MAY 31,      MAY 31,       MAY 31,       MAY 31,
                              2004         2003         2004         2003          2004          2003
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income               $ 434       $ 2,911        $ 0          $ 0      $ 2,524,274    $ 637,024
Long-Term Capital Gain            0             0          0            0                0            0
Tax-Exempt Income                 0             0          0            0                0            0
Return of Capital                 0             0          0            0                0       44,980
--------------------------------------------------------------------------------------------------------
Total                         $ 434       $ 2,911        $ 0          $ 0      $ 2,524,724    $ 682,004
========================================================================================================

                                    WESTCORE                    WESTCORE
                                   PLUS-BOND                    COLORADO
                                      FUND                  TAX-EXEMPT FUND
--------------------------------------------------------------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                              MAY 31,       MAY 31,       MAY 31,       MAY 31,
                               2004          2003          2004          2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income            $ 3,463,730   $ 3,359,030   $         0   $         0
Long-Term Capital Gain         126,352             0             0             0
Tax-Exempt Income                    0             0     1,928,152     1,863,089
Return of Capital                    0       167,320             0             0
--------------------------------------------------------------------------------
Total                      $ 3,590,082   $ 3,526,350   $ 1,928,152   $ 1,863,089
================================================================================

--------------------------------------------------------------------------------
154                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

     As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                              WESTCORE       WESTCORE
                                                MIDCO         GROWTH
                                             GROWTH FUND       FUND
------------------------------------------------------------------------
(Over)/undistributed net investment income   $          0   $         0
Accumulated net realized gain/(loss)           (9,464,102)      504,372
Net unrealized appreciation/(depreciation)     34,743,505     5,692,408
Effect of other timing differences               (344,507)      (13,332)
------------------------------------------------------------------------
Total                                        $ 24,934,896   $ 6,183,448
========================================================================

                                               WESTCORE        WESTCORE        WESTCORE
                                                SELECT      INTERNATIONAL     BLUE CHIP
                                                 FUND       FRONTIER FUND        FUND
----------------------------------------------------------------------------------------
(Over)/undistributed net investment income   $          0   $      21,912   $          0
Accumulated net realized gain/(loss)           (4,107,632)    (11,336,863)    (1,550,151)
Net unrealized appreciation/(depreciation)      1,304,329       2,647,239      4,553,216
Effect of other timing differences               (199,509)         (7,244)       (33,749)
----------------------------------------------------------------------------------------
Total                                        $ (3,002,812)  $  (8,674,956)  $  2,969,316
========================================================================================

                                                WESTCORE            WESTCORE         WESTCORE
                                                 MID-CAP            SMALL-CAP        FLEXIBLE
                                             OPPORTUNITY FUND   OPPORTUNITY FUND    INCOME FUND
-----------------------------------------------------------------------------------------------
(Over)/undistributed net investment income      $         0        $         0     $     15,478
Accumulated net realized gain/(loss)                474,470            334,300          (39,162)
Net unrealized appreciation/(depreciation)        2,391,590          4,274,549       (1,020,071)
Effect of other timing differences                   (1,538)           (25,033)         (13,746)
-----------------------------------------------------------------------------------------------
Total                                           $ 2,864,522        $ 4,583,816     $ (1,057,501)
===============================================================================================

                                              WESTCORE       WESTCORE
                                              PLUS BOND      COLORADO
                                                FUND      TAX-EXEMPT FUND
-------------------------------------------------------------------------
(Over)/undistributed net investment income   $   21,109     $     6,030
Accumulated net realized gain/(loss)            857,700        (642,791)
Net unrealized appreciation/(depreciation)     (281,664)      1,859,616
Effect of other timing differences              (36,820)        (19,795)
-------------------------------------------------------------------------
Total                                        $  560,325     $ 1,203,060
=========================================================================

     The effect of other timing differences primarily includes deferred Trustees' compensation.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

     DISTRIBUTIONS - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity and Westcore Small-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     SECURITIES LENDING - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the year ended May 31, 2004.

     ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     WHEN-ISSUED SECURITIES - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions. The Funds did not hold when-issued securities as of May 31, 2004.

     OTHER - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2.   SHARES OF BENEFICIAL INTEREST

     On May 31, 2004, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

WESTCORE EQUITY FUNDS

WESTCORE MIDCO GROWTH FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                         8,102,977            4,858,090
Shares issued as reinvestment of dividends and distributions                0                    0
------------------------------------------------------------------------------------------------------
Total                                                               8,102,977            4,858,090
Shares redeemed                                                    (3,420,096)          (2,737,536)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   4,682,881            2,120,554
======================================================================================================

WESTCORE GROWTH FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                         4,770,268            1,850,368
Shares issued as reinvestment of dividends and distributions                0                    0
------------------------------------------------------------------------------------------------------
Total                                                               4,770,268            1,850,368
Shares redeemed                                                      (873,932)            (760,927)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   3,896,336            1,089,441
======================================================================================================

WESTCORE SELECT FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                           75,505              147,838
Shares issued as reinvestment of dividends and distributions               0                    0
------------------------------------------------------------------------------------------------------
Total                                                                 75,505              147,838
Shares redeemed                                                     (192,504)            (674,726)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   (116,999)            (526,888)
======================================================================================================

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--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

WESTCORE INTERNATIONAL FRONTIER FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                          812,719              603,133
Shares issued as reinvestment of dividends and distributions             747                    0
------------------------------------------------------------------------------------------------------
Total                                                                813,466              603,133
Shares redeemed                                                     (770,268)            (807,764)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                     43,198             (204,631)
======================================================================================================

WESTCORE BLUE CHIP FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                          140,801              140,870
Shares issued as reinvestment of dividends and distributions           3,393               21,616
------------------------------------------------------------------------------------------------------
Total                                                                144,194              162,486
Shares redeemed                                                     (412,392)            (794,119)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   (268,198)            (631,633)
======================================================================================================

WESTCORE MID-CAP OPPORTUNITY FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                          361,492              297,645
Shares issued as reinvestment of dividends and distributions              30                  265
------------------------------------------------------------------------------------------------------
Total                                                                361,522              297,910
Shares redeemed                                                     (101,780)            (107,600)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                    259,742              190,310
======================================================================================================

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                          716,634              443,109
Shares issued as reinvestment of dividends and distributions               0                    0
------------------------------------------------------------------------------------------------------
Total                                                                716,634              443,109
Shares redeemed                                                     (786,976)            (789,092)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                    (70,342)            (345,983)
======================================================================================================

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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

WESTCORE BOND FUNDS

WESTCORE FLEXIBLE INCOME FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                         7,349,181             364,473
Shares issued as reinvestment of dividends and distributions          239,089              68,769
------------------------------------------------------------------------------------------------------
Total                                                               7,588,270             433,242
Shares redeemed                                                    (2,364,801)           (464,736)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   5,223,469              31,494
======================================================================================================

WESTCORE PLUS BOND FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                         4,074,173              431,124
Shares issued as reinvestment of dividends and distributions          315,127              324,870
------------------------------------------------------------------------------------------------------
Total                                                               4,389,300              755,994
Shares redeemed                                                    (1,166,037)          (1,042,833)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   3,223,263             (286,839)
======================================================================================================

WESTCORE COLORADO TAX-EXEMPT FUND

                                                               FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  MAY 31, 2004         MAY 31, 2003
------------------------------------------------------------------------------------------------------
Shares sold                                                         1,154,287            1,496,279
Shares issued as reinvestment of dividends and distributions          130,106              125,714
------------------------------------------------------------------------------------------------------
Total                                                               1,284,393            1,621,993
Shares redeemed                                                    (1,544,073)            (960,481)
------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                    (259,680)             661,512
======================================================================================================

3.   UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

WESTCORE EQUITY FUNDS

                                               WESTCORE        WESTCORE
                                                 MIDCO          GROWTH
                                              GROWTH FUND        FUND
-------------------------------------------------------------------------
As of May 31, 2004
Gross appreciation (excess of
   value over tax cost)                      $  38,685,500   $  7,950,553
Gross depreciation (excess of
   tax cost over value)                         (3,941,995)    (2,258,145)
-------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)   $  34,743,505   $  5,692,408
=========================================================================
Cost of investments for
   income tax purposes                       $ 144,900,559   $ 76,947,005
=========================================================================

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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

                                  WESTCORE      WESTCORE
                                   SELECT     INTERNATIONAL
                                    FUND      FRONTIER FUND
-----------------------------------------------------------
As of May 31, 2004
Gross appreciation (excess of
   value over tax cost)         $ 1,418,889   $  3,250,324
Gross depreciation (excess of
   tax cost over value)            (114,560)      (603,085)
-----------------------------------------------------------
Net unrealized depreciation     $ 1,304,329   $  2,647,239
===========================================================
Cost of investments for
   income tax purposes          $ 6,227,585   $ 11,284,489
===========================================================

                                                 WESTCORE        WESTCORE           WESTCORE
                                                BLUE CHIP         MID-CAP          SMALL-CAP
                                                  FUND       OPPORTUNITY FUND   OPPORTUNITY FUND
------------------------------------------------------------------------------------------------
As of May 31, 2004
Gross appreciation (excess of
   value over tax cost)                       $  5,526,551     $  2,749,430       $  5,439,355
Gross depreciation (excess of
   tax cost over value)                           (973,335)        (357,840)        (1,164,806)
------------------------------------------------------------------------------------------------
Net unrealized  appreciation/(depreciation)   $  4,553,216     $  2,391,590       $  4,274,549
================================================================================================
Cost of investments for
   income tax purposes                        $ 29,583,134     $ 15,268,037       $ 29,346,644
================================================================================================

WESTCORE BOND FUNDS

                                               WESTCORE       WESTCORE         WESTCORE
                                               FLEXIBLE       PLUS BOND        COLORADO
                                              INCOME FUND       FUND       TAX-EXEMPT FUND
------------------------------------------------------------------------------------------
As of May 31, 2004
Gross appreciation (excess of
   value over tax cost)                      $  1,771,384   $  2,186,827     $  2,063,255
Gross depreciation (excess of
   tax cost over value)                        (2,791,455)    (2,468,491)        (203,639)
------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)   $ (1,020,071)  $   (281,664)    $  1,859,616
==========================================================================================
Cost of investments for
   income tax purposes                       $ 61,799,977   $ 87,072,417     $ 47,339,257
==========================================================================================

4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 0.45%, 0.45% and 0.50% of the average

--------------------------------------------------------------------------------
160                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets.

     For the period June 1, 2003 to September 30, 2003, DIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. However, during this period, ALPS was entitled to a minimum Trust level fee of $300,000 per annum, but no more than the amount of the administration fees paid by the Trust.

                                                                                 ALPS     DIA
------------------------------------------------------------------------------------------------
First $750 million in average daily Net Assets of the Trust                     0.0675%  0.2325%
Next $750 million in average daily Net Assets of the Trust                       0.045%   0.255%
Net Assets greater than $1.5 billion in average daily Net Assets of the Trust   0.0315%  0.2685%
------------------------------------------------------------------------------------------------

Effective October 1, 2003 DIA and ALPS have agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS' minimum Trust level fee was reduced to $288,000 per annum, but no more than the amount of the administration fees paid by the Trust.

                                                                                 ALPS     DIA
------------------------------------------------------------------------------------------------
First $750 million in average daily Net Assets of the Trust                      0.05%   0.25%
Next $250 million in average daily Net Assets of the Trust                       0.04%   0.26%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust   0.025%  0.275%

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2004 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the year ended May 31, 2004, the Total Annualized Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth,

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.18%, 1.26%, 2.08%, 2.39%, 1.34%, 1.66%, 1.73%, 1.06%, 1.03%, and 1.11%, respectively.

     Certain officers of the Funds are also officers of DIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the investment adviser's respective Code of Ethics.

     Expenses for the Funds for the period June 1, 2003 to October 1, 2003 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm was secretary of the Trust until August 19, 2003.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of May 31, 2004, constituted 5.09% of Westcore MIDCO Growth, 46.60% of Westcore Select Fund, 20.30% of Westcore International Frontier Fund, 66.74% of Westcore Blue Chip Fund, 9.92% of Westcore Mid-Cap Opportunity Fund, 51.01% of Westcore Small-Cap Opportunity Fund, 34.52% of Westcore Plus Bond Fund and 12.61% of Westcore Colorado Tax-Exempt Fund. Included in the percentages above are holdings of DIA and/or DIA's retirement savings plan representing 15.64% of Westcore Select Fund, 8.81% of Westcore International Frontier Fund, and 9.92% of Westcore Mid-Cap Opportunity Fund.

5.   ILLIQUID OR RESTRICTED SECURITIES

     As of May 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have

--------------------------------------------------------------------------------
162                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of May 31, 2004 for the Westcore Flexible Income and Westcore Plus Bond Funds was $5,334,554 and $4,758,866, respectively, which represents 8.71% and 5.49% of the Funds' net assets, respectively.

6.   SUBSEQUENT EVENTS

PENDING MERGER

     On July 1, 2004, DIA acquired Tempest Investment Counselors Inc., which was the investment advisor to the Aristata mutual funds, each a series of Financial Investors Trust. On that date, DIA became investment advisor to the Aristata Funds pursuant to interim advisory agreements that will terminate by law on November 28, 2004. DIA has proposed to the Board of Trustees of the Westcore Funds and Aristata Funds that specific Westcore Funds acquire the assets of comparable Aristata Funds as follows:

ACQUIRING FUND                       ACQUIRED FUND
------------------------------------------------------------------------------
Westcore Blue Chip Fund              Aristata Equity Fund
Westcore Plus Bond Fund              Aristata Quality Bond Fund
Westcore Colorado Tax-Exempt Fund    Aristata Colorado Quality Tax-Exempt Fund
------------------------------------------------------------------------------

     On July 8, 2004, the Board of Trustees of the Westcore Funds authorized management of the Funds to negotiate agreements to accomplish the acquisitions. Any such agreements will be subject to approval by the Board of Trustees of the Westcore Funds and by the trustees and shareholders of the respective Aristata Funds.

NOTICE OF SIGNIFICANT REDEMPTIONS

     As of July 12, 2004, the Funds were notified by two separate retirement plans, holding approximately 37% and 14% of the Westcore Small-Cap Opportunity Fund, of each plan's decision to redeem all of its shares by November 1, 2004, and December 31, 2004, respectively.

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

--------------------------------------------------------------------------------
                     Shareholder Tax Information (Unaudited)
--------------------------------------------------------------------------------

     Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended May 31, 2004. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2003.

     During the fiscal year ended May 31, 2004, 100% of the dividends paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends. In addition, 0%, 100%, 0%, 10.76% and 9.36% of the dividends paid by the Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds from net investment income, respectively, qualify for the corporate dividends received deduction.

     Also during the fiscal year ended May 31, 2004, 11.96%, 9.36%, and 0% of distributions of ordinary income by Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively, met the requirements regarding qualified dividend income.

     During the fiscal year ended May 31, 2004, the Westcore Funds paid the following distributions per share:

                                           ORDINARY             CAPITAL             TOTAL
                                       INCOME DIVIDENDS   GAINS DISTRIBUTIONS   DISTRIBUTIONS
---------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                 $ 0.0000             $ 0.0000          $ 0.0000
Westcore Growth Fund                         0.0000               0.0000            0.0000
Westcore Select Fund                         0.0000               0.0000            0.0000
Westcore International Frontier Fund         0.0048               0.0000            0.0048
Westcore Blue Chip Fund                      0.0127               0.0000            0.0127
Westcore Mid-Cap Opportunity Fund            0.0004               0.0000            0.0004
Westcore Small-Cap Opportunity Fund          0.0000               0.0000            0.0000
Westcore Flexible Income Fund                0.6587               0.0000            0.6587
Westcore Plus Bond Fund                      0.6047               0.0233            0.6280
Colorado Tax-Exempt Fund                     0.4219               0.0000            0.4219
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
164                        Annual Report May 31, 2004                     [LOGO]

--------------------------------------------------------------------------------
             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

     TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WESTCORE TRUST:

     We have audited the accompanying statements of assets and liabilities, including the statements of investments of the Westcore Trust, including the Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Select Fund, Westcore International Frontier Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Opportunity Fund, Westcore Small-Cap Opportunity Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, and the Westcore Colorado Tax-Exempt Fund (collectively, the "Trust") as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Westcore Trust as of May 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Denver, Colorado
July 12, 2004

--------------------------------------------------------------------------------
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

[WESTCORE FUNDS LOGO]     Better research makes the difference.

     1625 Broadway
     Suite 2200
     Denver, CO 80202
     1-800-392-CORE (2673)
     www.westcore.com

     WESTCORE TRUSTEES AND OFFICERS:
     Jack D. Henderson, Chairman
     McNeil S. Fiske, Trustee
     James B. O'Boyle, Trustee
     Kenneth V. Penland, Trustee
     Lyman E. Seely, Trustee
     Robert L. Stamp, Trustee
     Jeffrey D. Adams, President
     Jasper R. Frontz, Treasurer
     Derek J. Mullins, Asst. Treasurer
     Erin E. Douglas, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by ALPS Distributors, Inc.

WC123

Item 2 - Code of Ethics

     (a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

     (b)  Not applicable.

     (c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

     (d) During the period covered by this report, no implicit or explicit waivers to the provisions of this code of ethics adopted in 2(a) above were granted.

     (e)  Not applicable.

     (f)  The Registrant's Code of Ethics is attached as an Exhibit hereto under
          Item 11(a)(1) of this Form N-CSR.

Item 3 - Audit Committee Financial Expert

     The Board of Trustees of the Registrant has determined that the Registrant has at least one "audit committee financial expert" serving on its committee. The Board of Trustees has designated Robert Stamp as the Registrant's "audit committee financial expert". Robert Stamp is "independent" as defined in paragraph (a)(2) to Item 3 of Form N-CSR.

Item 4 - Principal Accountant Fees and Services

     (a) Audit Fees: For the Registrant's fiscal years ended May 31, 2004 and May 31, 2003, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $67,250 for the fiscal year ended May 31, 2004 and $69,000 for the fiscal year ended May 31, 2003.

     (b) Audit-Related Fees: In Registrant's fiscal years ended May 31, 2004 and May 31, 2003, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) Tax Fees: For the Registrant's fiscal years ended May 31, 2004 and May 31, 2003, aggregate fees of $22,450 and $52,310, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

     (d) All other Fees: No fees were billed to Registrant by the principal accountant for services other than the services reported in paragraph
          (a) through (c) for the Registrant's fiscal years ended May 31, 2004 and May 31, 2003.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures: The Registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before the engagement.

     (e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable

     (g) Aggregate non-audit fees of $50,665 were billed by the Registrant's principal accountant for services rendered to the Registrant and to Registrant's investment adviser for the Registrant's fiscal year ended May 31, 2004 and aggregate non-audit fees of $76,997 were billed by the Registrant's principal accountant for services rendered to the Registrant and to Registrant's investment adviser for the Registrant's fiscal year ended May 31, 2003.

     (h) The non-audit services rendered to Registrant's investment adviser during the Registrant's fiscal year ended May 31, 2003 disclosed in paragraph (g) above were not required to be pre-approved by the Registrant's audit committee because they were provided prior to May 6, 2003, the effective date of Rule 2-01(c)(7) of Regulation S-X. The Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser that were not pre-approved is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

     Not applicable.


Item 6 - Schedule of Investments

     Schedule of Investments in included as part of the report to shareholders filed under item 1 of this form.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                              Investment Companies

     Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 9 - Submission of Matters to Vote of Security Holders

     The Board of Trustees has not yet adopted procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 10 - Controls and Procedures

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting during Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11 - Exhibits

   (a)(1) The code of ethics that applies to the Registrant's principal executive officer and principal financial officer is attached hereto as EX.11.A.1.

   (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

   (a)(3) Not applicable.

     (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  WESTCORE TRUST
                                                  By:      /s/ Jeffrey D. Adams
                                                           --------------------
                                                           Jeffrey D. Adams
                                                           President

                                                  Date:    July 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                  By:      /s/ Jeffrey D. Adams
                                                           --------------------
                                                           Jeffrey D. Adams
                                                           President

                                                  Date:    July 30, 2004

                                                  By:      /s/ Jasper R. Frontz
                                                           --------------------
                                                           Jasper R. Frontz
                                                           Treasurer

                                                  Date:    July 30, 2004

                                                                      Ex.11.A.1.

                                 WESTCORE TRUST

          Code of Ethics for principal executive and financial officers



I.   PURPOSE OF THE CODE

     The Westcore Trust's (the "Trust") code of ethics (this "Code") is intended to serve as the code of ethics described in Section 406 of the Sarbanes-Oxley Act of 2002 and Item 2 of Form N-CSR. This Code shall be the sole code of ethics adopted by the Trust for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trust, the Trust's adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers, as defined herein, who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Trust's and its investment adviser's, and principal underwriter's codes of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act") are separate requirements applying to the Covered Officers and others, and are not part of this Code.

     All Covered Officers must become familiar and fully comply with this Code. Because this Code cannot and does not cover every applicable law or provide answers to all questions that might arise, all Covered Officers are expected to use common sense about what is right and wrong, including a sense of when it is proper to seek guidance from others on the appropriate course of conduct.

     The purpose of this Code is to set standards for the Covered Officers that are reasonably designed to deter wrongdoing and to promote:

     o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     o full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission (the "SEC") and in any other public communications by the Trust;

     o    compliance with applicable governmental laws, rules and regulations;

     o the prompt internal reporting of violations of the Code to the appropriate persons as set forth in the Code; and

     o    accountability for adherence to the Code.

II.  COVERED PERSONS

     This Code applies to the Trust's Principal Executive Officers and Principal Financial Officers, or any persons performing similar functions on behalf of the Trust (the "Covered Officers"). Each Covered Person should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Covered Officers are expected to act in accordance with the standards set forth in this Code.

III. HONEST AND ETHICAL CONDUCT

     A.   Honesty, Diligence and Professional Responsibility

     Covered Officers are expected to observe both the form and the spirit of the ethical principles contained in this Code. Covered Officers must perform their duties and responsibilities for the Trust:

     o with honesty, diligence, and a commitment to professional and ethical responsibility;

     o    carefully, thoroughly and in a timely manner; and

     o    in conformity with applicable professional and technical standards.

     Covered Officers who are certified public accountants are expected to carry out their duties and responsibilities in a manner consistent with the principles governing the accounting profession, including any guidelines or principles issued by the Public Company Accounting Oversight Board or the American Institute of Certified Public Accountants from time to time.

     B.   Objectivity/Avoidance of Undisclosed Conflicts of Interest

     Covered Officers are expected to maintain objectivity and avoid undisclosed conflicts of interest. In the performance of their duties and responsibilities for the Trust, Covered Officers must not subordinate their judgment to personal gain and advantage, or be unduly influenced by their own interests or by the interests of others. Covered Officers must avoid participation in any activity or relationship that constitutes a conflict of interest unless that conflict has been completely disclosed to affected parties and waived by the Trustees on behalf of the Trust. Further, Covered Officers should avoid participation in any activity or relationship that could create the appearance of a conflict of interest.

     A conflict of interest would generally arise if, for instance, a Covered Officer directly or indirectly participates in any investment, interest, association, activity or relationship that may impair or appear to impair the Covered Officer's objectivity or interfere with the interests of, or the Covered Officer's service to, the Trust.

     Any Covered Officer who may be involved in a situation or activity that might be a conflict of interest or give the appearance of a conflict of interest must report such situation or activity using the reporting procedures set forth in Section VI of this Code.

     Each Covered Officer must not:

use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

cause the Trust to take action, or fail to take actions, for the individual personal benefit of the Covered Officer rather than the benefit of the Trust; or

use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer is responsible for his or her compliance with this conflict of interest policy.

     C.   Preparation of Financial Statements

     Covered Officers must not knowingly make any misrepresentations regarding the Trust's financial statements or any facts in the preparation of the Trust's financial statements, and must comply with all applicable laws, standards, principles, guidelines, rules and regulations in the preparation of the Trust's financial statements. This section is intended to prohibit:

     o making, or permitting or directing another to make, materially false or misleading entries in the Trust's financial statements or records;

     o failing to correct the Trust's financial statements or records that are materially false or misleading when he or she has the authority to record an entry; and

     o signing, or permitting or directing another to sign, a document containing materially false or misleading financial information.

     Covered Officers must be scrupulous in their application of generally accepted accounting principles. No Covered Officer may (i) express an opinion or state affirmatively that the financial statements or other financial data of the Trust are presented in conformity with generally accepted accounting principles, or (ii) state that he or she is not aware of any material modifications that should be made to such statements or data in order for them to be in conformity with generally accepted accounting principles, if such statements or data contain any departure from generally accepted accounting principles then in effect in the United States.

     Covered Officers must follow the laws, standards, principles, guidelines, rules and regulations established by all applicable governmental bodies, commissions or other regulatory agencies in the preparation of financial statements, records and related information. If a Covered Officer prepares financial statements, records or related information for purposes of reporting to such bodies, commissions or regulatory agencies, the Covered Officer must follow the requirements of such organizations in addition to generally accepted accounting principles.

     If a Covered Officer and his or her supervisor have a disagreement or dispute relating to the preparation of financial statements or the recording of transactions, the Covered Officer should take the following steps to ensure that the situation does not constitute an impermissible subordination of judgment:

     o The Covered Officer should consider whether (i) the entry or the failure to record a transaction in the records, or (ii) the financial statement presentation or the nature or omission of disclosure in the financial statements, as proposed by the supervisor, represents the use of an acceptable alternative and does not materially misrepresent the facts or result in an omission of a material fact. If, after appropriate research or consultation, the Covered Officer concludes that the matter has authoritative support and/or does not result in a material misrepresentation, the Covered Officer need do nothing further.

     o If the Covered Officer concludes that the financial statements or records could be materially misstated as a result of the supervisor's determination, the Covered Officer should follow the reporting procedures set forth in Section VI of this Code.

     D.   Obligations to the Independent Auditor of the Trust

     In dealing with the Trust's independent auditor, Covered Officers must be candid and not knowingly misrepresent facts or knowingly fail to disclose material facts, and must respond to specific inquiries and requests by the Trust's independent auditor.

     Covered Officers must not take any action, or direct any person to take any action, to fraudulently influence, coerce, manipulate or mislead the Trust's independent auditor in the performance of an audit of the Trust's financial statements for the purpose of rendering such financial statements materially misleading.

IV.  FULL, FAIR, ACCURATE, TIMELY AND UNDERSTANDABLE DISCLOSURE

     It is the Trust's policy to provide full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in any other public communications by the Trust. The Trust has designed and implemented Disclosure Controls and Procedures to carry out this policy.

     Covered Officers are expected to familiarize themselves with the disclosure requirements generally applicable to the Trust, and to use their best efforts to promote, facilitate, and prepare full, fair, accurate, timely, and understandable disclosure in all reports and documents that the Trust files with, or submits to, the SEC and in any other public communications by the Trust.

     Covered Officers must review the Trust's Disclosure Controls and Procedures to ensure they are aware of and carry out their duties and responsibilities in accordance with the Disclosure Controls and Procedures and the disclosure obligations of the Trust. Covered Officers are responsible for monitoring the integrity and effectiveness of the Trust's Disclosure Controls and Procedures.

V.   COMPLIANCE WITH APPLICABLE LAWS, RULES AND REGULATIONS

     Covered Officers are expected to know, respect and comply with all laws, rules and regulations applicable to the conduct of the Trust's business. If a Covered Officer is in doubt about the legality or propriety of an action, business practice or policy, the Covered Officer should seek advice from the Covered Officer's supervisor or the Trust's legal counsel.

     In the performance of their work, Covered Officers must not knowingly be a party to any illegal activity or engage in acts that are discreditable to the Trust.

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     Covered Officers are expected to promote the Trust's compliance with applicable laws, rules and regulations. To promote such compliance, Covered Officers may establish and maintain mechanisms to educate employees carrying out the finance and compliance functions of the Trust about any applicable laws, rules or regulations that affect the operation of the finance and compliance functions and the Trust generally.

VI.  REPORTING AND ACCOUNTABILITY

     All Covered Officers will be held accountable for adherence to this Code. Each Covered Officer must, upon the Trust's adoption of this Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he/she has received, read, and understands this Code by signing the Acknowledgement Form attached hereto as Appendix A. Thereafter, each Covered Officer, on an annual basis, must affirm to the Board that he/she has complied with the requirements of this Code.

     Covered Officers may not retaliate against any other Covered Officer of the Trust or their affiliated persons for reports of potential violations that are made in good faith.

     The Trust will follow these procedures in investigating and enforcing this
Code:

     A. Any Covered Officer who knows of any violation of this Code or who questions whether a situation, activity or practice is acceptable must immediately report such practice to the Trust's Audit Committee. The Audit Committee shall take appropriate action to investigate any reported potential violations. If, after such investigation, the Audit Committee believes that no violation has occurred, the Audit Committee is not required to take any further action. Any matter that the Audit Committee believes is a violation will be reported to the Chairman of the Board of Trustees. The Audit Committee shall respond to the Covered Officer within a reasonable period of time.

     B. If the Covered Officer is not satisfied with the response of the Audit Committee, the Covered Officer shall report the matter to the Chairman of the Board of Trustees. If the Chairman is unavailable, the Covered Officer may report the matter to any other member of the Board of Trustees. The person receiving the report shall consider the matter, refer it to the full Board of Trustees if he or she deems appropriate, and respond to the Covered Officer within a reasonable amount of time. If the Board of Trustees concurs that a violation has occurred, it will consider appropriate action, which may include review of and appropriate modifications to applicable policies and procedures or notification to appropriate personnel of the investment adviser or its board.

     C. If the Board of Trustees determines that a Covered Officer violated this Code, failed to report a known or suspected violation of this Code, or provided intentionally false or malicious information in connection with an alleged violation of this Code, the Board of Trustees may take disciplinary action against any such Covered Officer to the extent the Board of Trustees deems appropriate. No Covered Officer will be disciplined for reporting a concern in good faith.

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     To the extent possible and as allowed by law, reports will be treated as confidential. The Trust may report violations of the law to the appropriate authorities.

VII. DISCLOSURE OF THIS CODE

     This Code shall be disclosed to the public by at least one of the following methods in the manner prescribed by the SEC, unless otherwise required by law:

     o Filing a copy of this Code as an exhibit to the Trust's annual report on Form N-CSR;

     o Posting the text of this Code on the Trust's Internet website and disclosing, in its most recent report on Form N-CSR, its Internet address and the fact that it has posted this Code on its Internet website; or

     o Providing an undertaking in the Trust's most recent report on Form N-CSR to provide a copy of this Code to any person without charge upon request, and explaining the manner in which such a request may be made.

VIII. WAIVERS

     Any waiver of this Code, including an implicit waiver, granted to a Covered Officer may be made only by the Board of Trustees or a committee of the Board to which such responsibility has been delegated, and must be disclosed by the Trust in the manner prescribed by law and as set forth above in Section VII (Disclosure of this Code).

IX.  AMENDMENTS

     This Code may be amended by the affirmative vote of a majority of the Board of Trustees, including a majority of the independent Trustees. Any amendment of this Code must be disclosed by the Trust in the manner prescribed by law and as set forth above in Section VII (Disclosure of this Code), unless such amendment is deemed to be technical, administrative, or otherwise non-substantive. Any amendments to this Code will be provided to the Covered Officers.

X.   CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board of Trustees of the Trust, the Audit Committee, the legal counsel to the Trust, legal counsel to the independent trustees and such other persons as a majority of the Board of Trustees, including a majority of the independent Trustees, shall determine to be appropriate. Approved by the Board of Trustees on February 20, 2004.

                                   Appendix A

                                 WESTCORE TRUST

Certification and Acknowledgment of Receipt of Code of Ethics for Principal Executive Officers and Principal Financial Officers I acknowledge and certify that I have received a copy of the Westcore Trust's Code of Ethics for Principal Executive Officers and Principal Financial Officers (the "Code"). I understand and agree that it is my responsibility to read and familiarize myself with the policies and procedures contained in the Code and to abide by those policies and procedures.
I acknowledge and certify that I have read and understand the Code.


/s/ Jeffrey D. Adams                                      /s/ Jasper R. Frontz
--------------------                                      --------------------
Jeffrey D. Adams                                          Jasper R. Frontz

President                                                 Treasurer

July 8, 2004                                              July 8, 2004